UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05010

Mutual Fund and Variable Insurance Trust

(Exact name of registrant as specified in charter)

36 North New York Avenue

Huntington, NY 11743

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

Corporate Trust Center

1209 Orange Street

Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-631-629-4237

Date of fiscal year end: December 31

Date of reporting period: June 30, 2022

Item 1.	Reports to Stockholders.

Semi-Annual Shareholder Report

June 30, 2022

INSTITUTIONAL SHARES

CLASS A SHARES

CLASS C SHARES

Rational Equity Armor Fund
PORTFOLIO REVIEW (Unaudited)
June 30. 2022

The Fund’s performance figures* for each of the periods ended June 30, 2022, compared to its benchmarks:

			Annualized	Annualized	Annualized	Annualized
	6 Months Return	1 Year Return	5 Year Return	10 Year Return	Since Inception(a)	Since Inception(b)
Institutional	(11.12)%	(6.09)%	2.68%	4.92%	5.28%	N/A
Class A	(11.32)%	(6.41)%	2.40%	4.64%	5.02%	N/A
Class A with load	(15.55)%	(10.89)%	1.41%	4.14%	4.78%	N/A
Class C	(11.58)%	(6.99)%	1.70%	N/A	N/A	2.08%
S&P 500 Value Total Return Index (c)	(11.41)%	(4.86)%	8.19%	10.97%	6.89%	8.51%
S&P 500 Total Return Index (d)	(19.96)%	(10.62)%	11.31%	12.96%	7.44%	11.04%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. Per the fee table in the Fund’s May 1, 2022 prospectus, the total annual operating expense are 1.17% for Institutional shares, 1.42% for A shares and 2.17% for C shares before fee waivers. See the financial highlights for current expense ratios. For performance information current to the most recent month-end, please call toll-free 1-800-253-0412. Class A shares are subject to a maximum load of 4.75%.

Performance information for the period prior to December 2019 does not reflect the Fund’s current strategy and the Fund’s portfolio was not managed by the Fund’s current Sub-Advisor.

(a)	Inception date is March 1, 2001 for Class A, Institutional and the benchmarks.

(b)	Inception date is January 3, 2014 for Class C and the benchmarks.

(c)	The S&P 500 Value Total Return Index uses a numerical ranking system based on four value factors and three growth factors to determine the constituents and their weightings. Investors cannot invest directly in an Index.

(d)	The S&P 500 Total Return Index, a registered trademark of S&P Global., Inc., is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an Index.

Top 10 Holdings by Industry ^	% of Net Assets
Technology Hardware	8.2%
Biotech & Pharma	8.1%
Insurance	7.0%
Equity	6.5%
Electric Utilities	4.9%
Retail - Consumer Staples	4.0%
Oil & Gas Producers	3.8%
Banking	3.5%
Internet Media & Services	3.1%
Health Care Facilities & Services	3.0%
Other/Short-Term Investments	47.9%
100.0%

^      Does not include derivatives in which the Fund invests.

Please refer to the Schedule of Investments for a more detailed breakdown of the Fund’s assets.

Rational Tactical Return Fund
PORTFOLIO REVIEW (Unaudited)
June 30. 2022

The Fund’s performance figures* for each of the periods ended June 30, 2022, compared to its benchmarks:

			Annualized	Annualized	Annualized	Annualized
	6 Months Return	1 Year Return	5 Year Return	10 Year Return	Since Inception(a)	Since Inception(b)
Institutional	(0.76)%	0.68%	7.39%	1.35%	(0.90)%	N/A
Class A	(0.87)%	0.38%	7.15%	1.20%	(1.07)%	N/A
Class A with load	(5.60)%	(4.40)%	6.11%	0.71%	(1.39)%	N/A
Class C	(1.26)%	(0.32)%	6.35%	N/A	N/A	4.50%
S&P 500 Total Return Index (c)	(19.96)%	(10.62)%	11.31%	12.96%	8.55%	12.25%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. Per the fee table in the Fund’s May 1, 2022 prospectus, the total annual operating expense are 2.10% for Institutional Class shares, 2.35% for Class A shares and 3.06% for Class C shares before fee waivers. See the financial highlights for current expense ratios. For performance information current to the most recent month-end, please call toll-free 1-800-253-0412. Class A shares are subject to a maximum load of 4.75%.

Performance information for the period prior to December 2017 does not reflect the Fund’s current strategy and the Fund’s portfolio was not managed by the Fund’s current Sub-Advisor.

(a)	Inception date is May 1, 2007 for Class A, Institutional and the benchmark.

(b)	Inception date is May 31, 2016 for Class C and the benchmark.

(c)	The S&P 500 Total Return Index, a registered trademark of S&P Global., Inc., is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an Index.

Top Holdings by Asset Type ^	% of Net Assets
Short-Term Investments	83.3%
Other/Cash & Equivalents	16.7%
100.0%

^      Does not include derivatives in which the Fund invests.

Please refer to the Schedule of Investments for a more detailed breakdown of the Fund’s assets.

Rational Dynamic Brands Fund
PORTFOLIO REVIEW (Unaudited)
June 30. 2022

The Fund’s performance figures* for each of the periods ended June 30, 2022, compared to its benchmarks:

			Annualized	Annualized	Annualized	Annualized
	6 Months Return	1 Year Return	5 Year Return	10 Year Return	Since Inception(a)	Since Inception(b)
Institutional	(35.63)%	(35.32)%	9.37%	8.51%	9.63%	N/A
Class A	(35.72)%	(35.53)%	9.09%	8.23%	9.35%	N/A
Class A with load	(38.77)%	(38.60)%	8.04%	7.70%	9.08%	N/A
Class C	(35.93)%	(35.95)%	8.31%	N/A	N/A	4.42%
S&P 500 Total Return Index (c)	(19.96)%	(10.62)%	11.31%	12.96%	10.17%	11.04%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. Per the fee table in the Fund’s May 1, 2022 prospectus, the total annual operating expense are 1.10% for Institutional shares, 1.37% for Class A shares and 2.08% for Class C shares before fee waivers. See the financial highlights for current expense ratios. For performance information current to the most recent month-end, please call toll-free 1-800-253-0412. Class A shares are subject to a maximum load of 4.75%.

Performance information for the period prior to October 2017 does not reflect the Fund’s current strategy and the Fund’s portfolio was not managed by the Fund’s current Sub-Advisor.

(a)	Inception date is September 27, 2002, for Class A, Institutional and the benchmark.

(b)	Inception date is January 2, 2014 for Class C and the benchmark.

(c)	The S&P 500 Total Return Index, a registered trademark of S&P Global., Inc., is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an Index.

Top 10 Holdings by Industry	% of Net Assets
Asset Management	21.0%
Retail - Discretionary	12.5%
Software	11.9%
Apparel & Textile Services	9.8%
Technology Services	7.2%
Internet Media & Services	5.9%
Technology Hardware	5.1%
Household Products	5.0%
Retail - Consumer Staples	5.0%
Semiconductors	4.4%
Other/Short-Term Investments	12.7%
100.5%

Please refer to the Schedule of Investments for a more detailed breakdown of the Fund’s assets.

Rational Strategic Allocation Fund
PORTFOLIO REVIEW (Unaudited)
June 30. 2022

The Fund’s performance figures* for each of the periods ended June 30, 2022, compared to its benchmarks:

			Annualized	Annualized	Annualized	Annualized
	6 Months Return	1 Year Return	5 Year Return	10 Year Return	Since Inception(a)	Since Inception(b)
Institutional	(26.02)%	(15.73)%	2.33%	N/A	N/A	3.54%
Class A	(26.16)%	(15.96)%	2.07%	3.93%	4.67%	N/A
Class A with load	(29.65)%	(19.95)%	1.08%	3.42%	4.27%	N/A
Class C	(26.37)%	(16.54)%	1.32%	N/A	N/A	2.53%
S&P 500 Total Return Index (c)	(19.96)%	(10.62)%	11.31%	12.96%	13.20%	12.25%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. Per the fee table in the Fund’s May 1, 2022 prospectus, the total annual operating expense are 2.21% for Institutional shares, 2.57% for Class A shares and 3.34% for Class C shares before fee waivers. See the financial highlights for current expense ratios. For performance information current to the most recent month-end, please call toll-free 1-800-253-0412. Class A shares are subject to a maximum load of 4.75%.

Performance information for the period prior to January 2016 does not reflect the Fund’s current strategy and the Fund’s portfolio was not managed by the Fund’s current Sub-Advisor.

(a)	Inception date is July 30, 2009 for Class A and the benchmark.

(b)	Inception date is May 31, 2016 for Class C, Institutional and the benchmark.

(c)	The S&P 500 Total Return Index, a registered trademark of S&P Global., Inc., is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an Index.

Top Holdings by Asset Type ^	% of Net Assets
Fixed Income	71.8%
Alternative	9.8%
Other/Short-Term Investments	18.4%
100.0%

^      Does not include derivatives in which the Fund invests.

Please refer to the Schedule of Investments for a more detailed breakdown of the Fund’s total investments.

Rational/ReSolve Adaptive Asset Allocation Fund
PORTFOLIO REVIEW (Unaudited)
June 30. 2022

The Fund’s performance figures* for each of the periods ended June 30, 2022, compared to its benchmarks:

			Annualized	Annualized	Annualized	Annualized
	6 Months Return	1 Year Return	5 Year Return	10 Year Return	Since Inception(a)	Since Inception(b)
Institutional (c)	8.63%	13.44%	7.15%	5.97%	N/A	6.35%
Class A	8.52%	13.16%	6.89%	N/A	5.00%	N/A
Class A with load	2.30%	6.67%	5.63%	N/A	3.92%	N/A
Class C	8.09%	12.32%	6.11%	N/A	4.26%	N/A
S&P 500 Total Return Index (d)	(19.96)%	(10.62)%	11.31%	12.96%	12.22%	9.76%
Barclay Hedge CTA Index (e)	8.37%	9.12%	4.58%	2.29%	3.46%	4.50%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. Per the fee table in the Fund’s May 1 , 2022 prospectus, the total annual operating expense are 2.26% for Institutional shares, 2.45% for Class A shares and 3.27% for Class C shares before fee waivers. See the financial highlights for current expense ratios. For performance information current to the most recent month-end, please call toll-free 1-800-253-0412. Class A shares are subject to a maximum load of 5.75%.

Performance information for the period prior to February 2018 does not reflect the Fund’s current strategy and the Fund’s portfolio was not managed by the Fund’s current Sub-Advisor.

(a)	Inception date is September 30, 2016 for Class A, Class C and the benchmarks.

(b)	Inception date is February 28, 1994 for Institutional and the benchmarks.

(c)	The Fund acquired all of the assets and liabilities of Chesapeake Fund LLC (the “Predecessor Fund”) in a tax-free reorganization on September 30, 2016. In connection with this acquisition, shares of the Predecessor Fund were exchanged for Institutional shares of the Fund, so the Predecessor Fund became the Institutional shares of the Fund. The Fund’s investment objective, policies and guidelines are, in all material respects, equivalent to the Predecessor Fund’s investment objectives, policies and guidelines. The Predecessor Fund commenced operations on February 28,1994. Updated performance information will be available at no cost by calling 1-800-253-0412 or visiting the Fund’s website at www.RationalMF.com.

(d)	The S&P 500 Total Return Index, a registered trademark of S&P Global., Inc., is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an Index.

(e)	The Barclay Hedge CTA Index is a leading industry benchmark of representative performance of commodity trading advisors.

Holdings by Asset Type ^	% of Net Assets
Short-Term Investments	92.9%
Other/Cash & Equivalents	7.1%
100.0%

^      Does not include derivatives in which the Fund invests.

Please refer to the Consolidated Schedule of Investments for a more detailed breakdown of the Fund’s assets.

Rational/Pier 88 Convertible Securities Fund
PORTFOLIO REVIEW (Unaudited)
June 30. 2022

The Fund’s performance figures* for each of the periods ended June 30, 2022, compared to its benchmarks:

			Annualized	Annualized	Annualized
	6 Months Return	1 Year Return	5 Year Return	Since Inception(a)	Since Inception(b)
Institutional (c)	(12.47)%	(7.63)%	7.55%	N/A	7.55%
Class A	(12.56)%	(7.84)%	7.33%	5.38%	N/A
Class A with load	(16.74)%	(12.24)%	6.29%	3.39%	N/A
Class C	(12.89)%	(8.60)%	6.57%	4.67%	N/A
S&P 500 Total Return Index (d)	(19.96)%	(10.62)%	11.31%	9.21%	10.94%
Bloomberg Barclays US Convertible TR Index (e)	(19.94)%	(21.67)%	9.98%	10.33%	10.19%
ICE BofA Investment Grade U.S. Convertible 5% Constrained Index (f)	0.14%	0.17%	1.11%	0.37%	1.09%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results.

Performance figures for periods greater than 1 year are annualized. Per the fee table in the Fund’s May 1, 2022 prospectus, the total annual operating expense are 1.17% for Institutional shares, 1.35% for Class A shares and 2.10% for Class C shares before fee waivers. See the financial highlights for current expense ratios. For performance information current to the most recent month-end, please call toll-free 1-800-253-0412. Class A shares are subject to a maximum load of 4.75%.

(a)	Inception date is December 6, 2019 for Class A, Class C and the benchmark.

(b)	Inception date is March 1, 2017 for Institutional and the benchmark.

(c)	The Fund acquired all of the assets and liabilities of Lake Como Convertible Bond Fund L.P. (the “Predecessor Fund”) in a tax-free reorganization on December 6, 2019. In connection with this acquisition, shares of the Predecessor Fund were exchanged for Institutional shares of the Fund, so the Predecessor Fund became the Institutional shares of the Fund. The Fund’s investment objective, policies and guidelines are, in all material respects, equivalent to the Predecessor Fund’s investment objectives, policies and guidelines. The Predecessor Fund commenced operations in March 2017. Updated performance information will be available at no cost by calling 1-800-253-0412 or visiting the Fund’s website at www.rationalmf.com.

(d)	The S&P 500 Total Return Index, a registered trademark of S&P Global., Inc., is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an Index.

(e)	The Bloomberg Barclays US Convertible TR Index: An index used to represent the US convertible bond asset class

(f)	The ICE BofA Investment Grade U.S. Convertible 5% Constrained Index (VX5C) is a market-capitalization-weighted index of domestic corporate convertible securities. Bonds and preferred stocks must be convertible only to common stock, ADRs or cash equivalent and have a market value of at least $50 million. It includes Coupon, OID, or zero coupon convertible bonds rated by Moody’s and/or S&P with an average rating of Baa3/BBB- or higher. All positions are capped at 5% of market value.

Top 10 Holdings by Industry	% of Net Assets
Medical Equipment & Devices	19.2%
Software	11.1%
Electric Utilities	11.0%
Banking	7.4%
Asset Management	6.7%
Gas & Water Utilities	4.9%
Technology Hardware	4.8%
Health Care Facilities & Services	4.7%
Internet Media & Services	4.7%
Semiconductors	4.1%
Other/Short-Term Investments	21.4%
100.0%

Please refer to the Schedule of Investments for a more detailed breakdown of the Fund’s assets.

Rational Special Situations Income Fund
PORTFOLIO REVIEW (Unaudited)
June 30. 2022

The Fund’s performance figures* for each of the periods ended June 30, 2022, compared to its benchmarks:

			Annualized	Annualized	Annualized	Annualized
	6 Months Return	1 Year Return	5 Year Return	10 Year Return	Since Inception(a)	Since Inception(b)
Institutional (c)	(4.59)%	(2.52)%	5.87%	9.49%	N/A	13.11%
Class A	(4.66)%	(2.76)%	N/A	N/A	1.50%	N/A
Class A with load	(9.19)%	(7.36)%	N/A	N/A	(0.16)%	N/A
Class C	(5.02)%	(3.48)%	N/A	N/A	0.74%	N/A
Barclays U.S. Aggregate Bond Index (d)	(10.35)%	(10.29)%	0.88%	1.54%	(0.92)%	2.89%
Bloomberg U.S. Mortgage Backed Securities Index (e)	(8.78)%	(9.03)%	0.36%	1.18%	(1.54)%	2.27%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. Per the fee table in the Fund’s May 1, 2022 prospectus, the total annual operating expense are 1.78% for Institutional shares, 2.04% for Class A shares and 2.75% for Class C shares before fee waivers. See the financial highlights for current expense ratios. For performance information current to the most recent month-end, please call toll-free 1-800-253-0412. Class A shares are subject to a maximum load of 4.75%.

(a)	Inception date is July 17, 2019 for Class A, Class C and the benchmarks.

(b)	Inception date is February 1, 2009 for Institutional and the benchmarks.

(c)	The Fund acquired all of the assets and liabilities of ESM Fund I, L.P. (the “Predecessor Fund”) in a tax-free reorganization on July 17, 2019. In connection with this acquisition, shares of the Predecessor Fund were exchanged for Institutional shares of the Fund, so the Predecessor Fund became the Institutional shares of the Fund. The Fund’s investment objective, policies and guidelines are, in all material respects, equivalent to the Predecessor Fund’s investment objectives, policies and guidelines. The Predecessor Fund commenced operations in February 2009. Updated performance information will be available at no cost by calling 1-800-253-0412 or visiting the Fund’s website at www.RationalMF.com.

(d)	The Bloomberg Barclays U.S. Aggregate Bond Index is a market capitalization-weighted index that is designed to measure the performance of the U.S. investment grade bond market with maturities of more than one year. Investors cannot invest directly in an Index.

(e)	The Bloomberg Barclays U.S. Mortgage Backed Securities Index tracks agency mortgage pass-through securities. Investors cannot invest directly in an Index.

Holdings by Asset Type	% of Net Assets
Collateralized Mortgage Obligations	33.0%
Non Agency CMBS	15.0%
Home Equity	12.5%
Residential Mortgage	10.0%
Insurance	9.5%
Manufactured Housing	2.9%
Synthetic Fibers and Chemicals	2.4%
CDO	2.2%
Specialty Finance	1.9%
Auto Loan	0.6%
Other/Short-Term Investments	10.0%
100.0%

Please refer to the Schedule of Investments for a more detailed breakdown of the Fund’s assets.

Rational Inflation Growth Fund
PORTFOLIO REVIEW (Unaudited)
June 30. 2022

The Fund’s performance figures* for each of the periods ended June 30, 2022, compared to its benchmarks:

	6 Months Return	Since Inception(a)
Institutional	(7.19)%	(8.35)%
Class A	(7.30)%	(8.59)%
Class A with load	(12.65)%	(13.84)%
Class C	(7.68)%	(9.15)%
60% S&P 500/40% Bloomberg Barclays Aggregate Index (b)	(16.11)%	(12.47)%
S&P 500 Total Return Index (c)	(19.96)%	(12.87)%
Bloomberg U.S. Aggregate Bond Index (d)	(10.35)%	(11.06)%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. Per the fee table in the Fund’s May 1, 2022 prospectus, the total annual operating expense are 2.21% for Institutional shares, 2.46% for Class A shares and 3.21% for Class C shares before fee waivers. See the financial highlights for current expense ratios. For performance information current to the most recent month-end, please call toll-free 1-800-253-0412. Class A shares are subject to a maximum load of 5.75%.

(a)	Inception date is August 18, 2021 for Class A, Class C, Institutional and the benchmarks.

(b)	The 60% S&P 500/40% Bloomberg Barclays Aggregate Index is a hypothetical combination of unmanaged indices comprised of 60% S&P 500 Index and 40% Bloomberg U.S. Aggregate Bond Index, representing the Company’s neutral mix of 60% stocks and 40% bonds.

(c)	The S&P 500 Total Return Index, a registered trademark of S&P Global., Inc., is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an Index.

(d)	The Bloomberg Barclays U.S. Aggregate Bond Index is a market capitalization-weighted index that is designed to measure the performance of the U.S. investment grade bond market with maturities of more than one year. Investors cannot invest directly in an Index.

Holdings by Asset Type	% of Net Assets
Commodity	27.0%
Oil & Gas Producers	15.3%
Metals & Mining	12.4%
Insurance	6.4%
Transportation & Logistics	5.3%
Steel	4.9%
Chemical	4.3%
Banking	3.9%
Real Estate Investment Trusts	3.5%
Technology Services	2.4%
Other/Short-Term Investments	14.6%
100.0%

Please refer to the Schedule of Investments for a more detailed breakdown of the Fund’s assets.

RATIONAL EQUITY ARMOR FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2022

Shares		Fair Value
	COMMON STOCKS — 78.3%
	BANKING - 3.5%
16,619	Bank of America Corporation	$517,349
5,462	JPMorgan Chase & Company	615,076
75,492	Umpqua Holdings Corporation	1,266,001
		2,398,426
	BEVERAGES - 3.0%
32,378	Coca-Cola Company (The)	2,036,900

	BIOTECH & PHARMA - 8.1%
12,292	AbbVie, Inc.	1,882,643
10,387	Johnson & Johnson	1,843,796
19,356	Merck & Company, Inc.	1,764,687
		5,491,126
	CONSTRUCTION MATERIALS - 1.6%
4,584	Carlisle Companies, Inc.	1,093,788

	CONTAINERS & PACKAGING - 1.7%
19,834	Sealed Air Corporation	1,144,819

	E-COMMERCE DISCRETIONARY - 1.0%
6,092	Amazon.com, Inc.(a)	647,031

	ELECTRIC UTILITIES - 4.9%
17,547	Avangrid, Inc.	809,268
18,974	Exelon Corporation	859,901
21,170	NRG Energy, Inc.	808,059
5,491	Sempra Energy	825,133
		3,302,361
	FOOD - 2.9%
9,037	Hershey Company (The)	1,944,401

	HEALTH CARE FACILITIES & SERVICES - 3.0%
4,029	UnitedHealth Group, Inc.	2,069,415

See accompanying notes which are an integral part of these financial statements.

RATIONAL EQUITY ARMOR FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Shares		Fair Value
	COMMON STOCKS — 78.3% (Continued)
	HEALTH CARE REIT - 2.5%
59,641	Omega Healthcare Investors, Inc.	$1,681,280

	INDUSTRIAL SUPPORT SERVICES - 2.6%
19,300	Fastenal Company	963,456
3,343	Watsco, Inc.	798,375
		1,761,831
	INSTITUTIONAL FINANCIAL SERVICES - 1.9%
8,597	Nasdaq, Inc.	1,311,386

	INSURANCE - 7.0%
11,198	American Financial Group, Inc.	1,554,394
6,382	Berkshire Hathaway, Inc., Class B(a)	1,742,414
23,229	MetLife, Inc.	1,458,549
		4,755,357
	INTERNET MEDIA & SERVICES - 3.1%
686	Alphabet, Inc., Class A(a)	1,494,973
3,609	Meta Platforms, Inc., Class A(a)	581,951
		2,076,924
	MACHINERY - 2.9%
5,375	Caterpillar, Inc.	960,835
5,162	Snap-on, Inc.	1,017,069
		1,977,904
	OIL & GAS PRODUCERS - 3.8%
10,449	ConocoPhillips	938,425
13,302	Exxon Mobil Corporation	1,139,183
21,373	Marathon Oil Corporation	480,465
		2,558,073
	PUBLISHING & BROADCASTING - 1.5%
15,511	Liberty Media Corp-Liberty Formula One - Series C(a)	984,483

	RESIDENTIAL REIT - 2.0%
10,323	Camden Property Trust	1,388,237

See accompanying notes which are an integral part of these financial statements.

RATIONAL EQUITY ARMOR FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Shares		Fair Value
	COMMON STOCKS — 78.3% (Continued)
	RETAIL - CONSUMER STAPLES - 4.0%
3,622	Costco Wholesale Corporation	$1,735,951
8,816	Walmart, Inc.	1,071,849
		2,807,800
	SOFTWARE - 1.4%
13,221	Oracle Corporation	923,751

	TECHNOLOGY HARDWARE - 8.2%
10,146	Apple, Inc.	1,387,161
33,039	Cisco Systems, Inc.	1,408,783
33,645	Dell Technologies, Inc., Class C	1,554,737
37,723	HP, Inc.	1,236,560
		5,587,240
	TECHNOLOGY SERVICES - 2.3%
13,462	Paychex, Inc.	1,532,918

	TRANSPORTATION & LOGISTICS - 2.4%
4,538	JB Hunt Transport Services, Inc.	714,599
6,247	Landstar System, Inc.	908,439
		1,623,038
	WHOLESALE - CONSUMER STAPLES - 3.0%
26,435	Archer-Daniels-Midland Company	2,051,356

	TOTAL COMMON STOCKS (Cost $53,947,217)	53,149,846

	EXCHANGE-TRADED FUNDS — 6.5%
	EQUITY - 6.5%
14,315	Health Care Select Sector SPDR Fund	1,835,756
9,016	iShares S&P 500 Value ETF	1,239,339
21,931	Schwab U.S. Large-Cap Value ETF	1,368,933
	TOTAL EXCHANGE-TRADED FUNDS (Cost $4,604,570)	4,444,028

See accompanying notes which are an integral part of these financial statements.

RATIONAL EQUITY ARMOR FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Shares						Fair Value
	SHORT-TERM INVESTMENTS — 7.1%
	MONEY MARKET FUNDS - 7.1%
4,787,679	First American Government Obligations Fund, Class U, 1.29% (Cost $4,787,679)(b)					$4,787,679

Contracts(c)		Broker/Counterparty	Expiration Date	Exercise Price	Notional Value
	FUTURE OPTIONS PURCHASED - 5.0%
	CALL OPTIONS PURCHASED - 0.1%
10	S&P 500 Index Emini Future, Maturing Sept. 2022	WED	07/15/2022	$3,800	$1,900,000	$37,625
5	S&P 500 Index Emini Future, Maturing Sept. 2022	WED	07/15/2022	3,885	971,250	9,250
	TOTAL CALL OPTIONS PURCHASED (Cost - $75,625)					46,875

	PUT OPTIONS PURCHASED - 4.9%
3	S&P 500 Index Emini Future, Maturing Sept. 2022	WED	07/15/2022	$3,500	$525,000	$1,875
245	S&P 500 Index Emini Future, Maturing Sept. 2022	WED	07/15/2022	3,800	46,550,000	1,050,438
50	S&P 500 Index Emini Future, Maturing Sept. 2022	WED	07/15/2022	3,890	9,725,000	339,375
107	S&P 500 Index Emini Future, Maturing Dec. 2022	WED	10/21/2022	4,100	21,935,000	1,987,525
	TOTAL PUT OPTIONS PURCHASED (Cost - $2,920,438)					3,379,213

	TOTAL FUTURE OPTIONS PURCHASED (Cost - $2,996,063)					3,426,088

	TOTAL INVESTMENTS - 96.9% (Cost $66,335,529)					$65,807,641
	CALL OPTIONS WRITTEN - 0.0%(d) (Proceeds - $5,750)					(1,125)
	PUT OPTIONS WRITTEN - (3.5)% (Proceeds - $1,709,188)					(2,408,950)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 6.6%					4,453,271
	NET ASSETS - 100.0%					$67,850,837

	WRITTEN FUTURE OPTIONS - (3.5)%
	CALL OPTIONS WRITTEN - 0.0%(d)
5	S&P 500 Index Emini Future, Maturing Sept. 2022	WED	07/15/2022	$4,080	$1,020,000	1,125
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $5,750)

See accompanying notes which are an integral part of these financial statements.

RATIONAL EQUITY ARMOR FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Contracts(c) (continued)		Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN FUTURE OPTIONS - (3.5)%
	PUT OPTIONS WRITTEN - (3.5)%
250	S&P 500 Index Emini Future, Maturing Sept. 2022	WED	07/15/2022	$3,400	$42,500,000	$81,250
50	S&P 500 Index Emini Future, Maturing Sept. 2022	WED	07/15/2022	3,890	9,725,000	339,375
107	S&P 500 Index Emini Future, Maturing Dec. 2022	WED	10/21/2022	4,100	21,935,000	1,987,525
1	S&P 500 Index Emini Future, Maturing Dec. 2022	WED	09/16/2022	2,900	145,000	800
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $1,709,188)					2,408,950

	TOTAL FUTURE OPTIONS WRITTEN (Proceeds - $1,714,938)					$2,410,075

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount	Value and Unrealized Appreciation (Depreciation)
209	CBOE Volatility Index Future	09/21/2022	$6,171,687	$73,022
159	CBOE Volatility Index Future	10/19/2022	4,734,861	72,299
	TOTAL LONG FUTURES CONTRACTS			145,321

	Open Short Futures Contracts
53	CBOE Volatility Index Future	07/20/2022	1,513,802	9,528
40	CBOE Volatility Index Future	08/17/2022	1,167,096	(13,030)
	TOTAL SHORT FUTURES CONTRACTS			(3,502)

	TOTAL FUTURES CONTRACTS			$141,819

ETF	- Exchange-Traded Fund

REIT	- Real Estate Investment Trust

SPDR	- Standard & Poor’s Depositary Receipt

WED	Wedbush Securities

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of June 30, 2022.

(c)	Each contract is equivalent to one futures contract.

(d)	Percentage rounds to greater than (0.1%).

See accompanying notes which are an integral part of these financial statements.

RATIONAL TACTICAL RETURN FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2022

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	SHORT-TERM INVESTMENTS — 83.3%
	U.S. TREASURY BILLS — 43.3%
30,000,000	United States Treasury Bill(a)	0.9495	07/14/22	$29,988,924
20,000,000	United States Treasury Bill(a)	1.5669	09/15/22	19,932,972
30,000,000	United States Treasury Bill(a)	1.7171	10/06/22	29,859,770
20,000,000	United States Treasury Bill(a)	2.2478	12/15/22	19,790,206
20,000,000	United States Treasury Bill(a)	2.3250	03/23/23	19,656,420
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $119,276,907)			119,228,292

	MONEY MARKET FUNDS – 40.0%
110,283,884	First American Government Obligations Fund, Class U, 1.29% (Cost $110,283,884)(b)			110,283,884
	TOTAL SHORT-TERM INVESTMENTS (Cost $229,560,791)			229,512,176

	TOTAL INVESTMENTS – 83.3% (Cost $229,560,791)			$229,512,176
	CALL OPTIONS WRITTEN - 0.0%(d) (Proceeds - $78,288)			(25,039)
	PUT OPTIONS WRITTEN - 0.0%(d) (Proceeds - $62,327)			(13,848)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 16.7%			46,169,596
	NET ASSETS - 100.0%			$275,642,885

Contracts(c)		Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN FUTURE OPTIONS - 0.0% (d)
	CALL OPTIONS WRITTEN- 0.0%(d)
1,204	S&P 500 Index Emini Future, Maturing Sept. 2022	ADM	07/06/2022	$4,410	$265,482,000	$3,009
1,008	S&P 500 Index Emini Future, Maturing Sept. 2022	EDF	07/06/2022	4,410	222,264,000	2,520
859	S&P 500 Index Emini Future, Maturing Sept. 2022	RCG	07/06/2022	4,410	189,409,500	2,148
1,204	S&P 500 Index Emini Future, Maturing Sept. 2022	FCS	07/06/2022	4,410	265,482,000	3,009
68	S&P 500 Index Emini Future, Maturing Sept. 2022	ADM	07/06/2022	4,420	15,028,000	170
56	S&P 500 Index Emini Future, Maturing Sept. 2022	EDF	07/06/2022	4,420	12,376,000	140
49	S&P 500 Index Emini Future, Maturing Sept. 2022	RCG	07/06/2022	4,420	10,829,000	123
68	S&P 500 Index Emini Future, Maturing Sept. 2022	FCS	07/06/2022	4,420	15,028,000	170
625	S&P 500 Index Emini Future, Maturing Sept. 2022	ADM	07/08/2022	4,410	137,812,500	1,563
521	S&P 500 Index Emini Future, Maturing Sept. 2022	EDF	07/08/2022	4,410	114,880,500	1,303
449	S&P 500 Index Emini Future, Maturing Sept. 2022	RCG	07/08/2022	4,410	99,004,500	1,123
625	S&P 500 Index Emini Future, Maturing Sept. 2022	FCS	07/08/2022	4,410	137,812,500	1,563
302	S&P 500 Index Emini Future, Maturing Sept. 2022	ADM	07/15/2022	4,400	66,440,000	2,265
252	S&P 500 Index Emini Future, Maturing Sept. 2022	EDF	07/15/2022	4,400	55,440,000	1,890
216	S&P 500 Index Emini Future, Maturing Sept. 2022	RCG	07/15/2022	4,400	47,520,000	1,620
302	S&P 500 Index Emini Future, Maturing Sept. 2022	FCS	07/15/2022	4,400	66,440,000	2,265

See accompanying notes which are an integral part of these financial statements.

RATIONAL TACTICAL RETURN FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Contracts(c) (continued)		Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN FUTURE OPTIONS - 0.0% (d)
	CALL OPTIONS WRITTEN- 0.0%(d) (Continued)
6	S&P 500 Index Emini Future, Maturing Sept. 2022	ADM	07/15/2022	$4,410	$1,323,000	$45
5	S&P 500 Index Emini Future, Maturing Sept. 2022	EDF	07/15/2022	4,410	1,102,500	38
4	S&P 500 Index Emini Future, Maturing Sept. 2022	RCG	07/15/2022	4,410	882,000	30
6	S&P 500 Index Emini Future, Maturing Sept. 2022	FCS	07/15/2022	4,410	1,323,000	45
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $78,288)					25,039

	PUT OPTIONS WRITTEN - 0.0%(d)
255	S&P 500 Index Emini Future, Maturing Sept. 2022	ADM	07/01/2022	$3,525	$44,943,750	$1,275
210	S&P 500 Index Emini Future, Maturing Sept. 2022	EDF	07/01/2022	3,525	37,012,500	1,050
185	S&P 500 Index Emini Future, Maturing Sept. 2022	RCG	07/01/2022	3,525	32,606,250	925
255	S&P 500 Index Emini Future, Maturing Sept. 2022	FCS	07/01/2022	3,525	44,943,750	1,275
525	S&P 500 Index Emini Future, Maturing Sept. 2022	ADM	07/01/2022	3,530	92,662,500	2,624
440	S&P 500 Index Emini Future, Maturing Sept. 2022	EDF	07/01/2022	3,530	77,660,000	2,200
375	S&P 500 Index Emini Future, Maturing Sept. 2022	RCG	07/01/2022	3,530	66,187,500	1,875
525	S&P 500 Index Emini Future, Maturing Sept. 2022	FCS	07/01/2022	3,530	92,662,500	2,624
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $62,327)					13,848

	TOTAL FUTURE OPTIONS WRITTEN (Proceeds - $140,615)					$38,887

ADM	ADM Investor Services, Inc.

EDF	ED&F Man Capital Markets, Inc.

FCS	StoneX Group, Inc.

RCG	Rosenthal Collins Group

(a)	Zero coupon bond.

(b)	Rate disclosed is the seven day effective yield as of June 30, 2022.

(c)	Each contract is equivalent to one futures contract.

(d)	Percentage rounds to greater than (0.1%).

See accompanying notes which are an integral part of these financial statements.

RATIONAL DYNAMIC BRANDS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2022

Shares		Fair Value
	COMMON STOCKS — 95.3%
	APPAREL & TEXTILE PRODUCTS - 9.8%
23,000	LVMH Moet Hennessy Louis Vuitton S.E. - ADR	$2,811,060
23,439	NIKE, Inc., Class B	2,395,466
		5,206,526
	ASSET MANAGEMENT - 21.0%
78,600	Blackstone, Inc.	7,170,678
85,000	KKR & Company, Inc.	3,934,650
		11,105,328
	AUTOMOTIVE - 1.0%
775	Tesla, Inc.(a)	521,901

	E-COMMERCE DISCRETIONARY - 3.4%
16,820	Amazon.com, Inc.(a)	1,786,452

	HOUSEHOLD PRODUCTS - 5.0%
10,500	Estee Lauder Companies, Inc. (The), Class A	2,674,035

	INTERNET MEDIA & SERVICES - 5.9%
1,145	Alphabet, Inc., Class A(a)	2,495,253
6,700	Expedia Group, Inc.(a)	635,361
		3,130,614
	MEDICAL EQUIPMENT & DEVICES - 3.1%
3,000	Thermo Fisher Scientific, Inc.	1,629,840

	RETAIL - CONSUMER STAPLES - 5.0%
5,474	Costco Wholesale Corporation	2,623,579

	RETAIL - DISCRETIONARY - 12.5%
9,625	Home Depot, Inc. (The)	2,639,848
14,950	Lowe’s Companies, Inc.	2,611,317
6,550	RH(a)	1,390,303
		6,641,468
	SEMICONDUCTORS - 4.4%
15,300	NVIDIA Corporation	2,319,327

See accompanying notes which are an integral part of these financial statements.

RATIONAL DYNAMIC BRANDS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Shares		Fair Value
	COMMON STOCKS — 95.3% (Continued)
	SOFTWARE - 11.9%
7,000	Adobe, Inc.(a)	$2,562,419
9,897	Microsoft Corporation	2,541,847
2,500	ServiceNow, Inc.(a)	1,188,800
		6,293,066
	TECHNOLOGY HARDWARE - 5.1%
19,656	Apple, Inc.	2,687,368

	TECHNOLOGY SERVICES - 7.2%
4,000	Mastercard, Inc., Class A	1,261,920
12,928	Visa, Inc., Class A	2,545,394
		3,807,314

	TOTAL COMMON STOCKS (Cost $55,677,852)	50,426,818

	SHORT-TERM INVESTMENTS — 5.0%
	MONEY MARKET FUNDS - 5.0%
2,623,742	First American Government Obligations Fund, Class U, 1.29% (Cost $2,623,742)(b)	2,623,742

	TOTAL INVESTMENTS - 100.3% (Cost $58,301,594)	$53,050,560
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%	(159,072)
	NET ASSETS - 100.0%	$52,891,488

ADR	- American Depositary Receipt

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of June 30, 2022.

See accompanying notes which are an integral part of these financial statements.

RATIONAL STRATEGIC ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2022

Shares		Fair Value
	OPEN END FUNDS — 81.6%
	ALTERNATIVE - 9.8%
85,203	Catalyst Insider Income Fund, Class I(a)	753,198

	FIXED INCOME – 71.8%
35,403	AlphaCentric Income Opportunities Fund, Class I(a)	341,995
126,908	Catalyst Enhanced Income Strategy Fund, Class I(a)	1,310,964
82,358	Catalyst/CIFC Floating Rate Income Fund, Class I(a)	736,281
74,059	Catalyst Interest Rate Opportunity Fund, Class I(a)	590,987
72,854	Rational Special Situations Income Fund, Institutional Class(a)	1,334,684
115,677	Rational/Pier 88 Convertible Securities Fund, Institutional Class(a)	1,204,196
		6,272,305

	TOTAL OPEN END FUNDS (Cost $6,487,357)	6,272,305

	SHORT-TERM INVESTMENTS — 3.6%
	MONEY MARKET FUNDS - 3.6%
272,907	First American Government Obligations Fund, Class U, 1.29% (Cost $272,907)(b)	272,907

	TOTAL INVESTMENTS - 85.2% (Cost $6,760,264)	$6,545,212
	OTHER ASSETS IN EXCESS OF LIABILITIES - 14.8%	1,137,411
	NET ASSETS - 100.0%	$7,682,623

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount	Value and Unrealized Appreciation
40	CME E-Mini Standard & Poor’s 500 Index Future	09/16/2022	$7,579,000	$98,800
	TOTAL FUTURES CONTRACTS

(a)	Affiliated Company

(b)	Rate disclosed is the seven day effective yield as of June 30, 2022.

See accompanying notes which are an integral part of these financial statements.

RATIONAL/RESOLVE ADAPTIVE ASSET ALLOCATION FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2022

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 92.9%
	MONEY MARKET FUNDS – 92.9%
150,236,752	First American Government Obligations Fund, Class U, 1.29%(a)	$150,236,752
	TOTAL SHORT-TERM INVESTMENTS (Cost $150,236,752)	150,236,752

	TOTAL INVESTMENTS – 92.9% (Cost $150,236,752)	$150,236,752
	OTHER ASSETS IN EXCESS OF LIABILITIES - 7.1%	11,556,602
	NET ASSETS - 100.0%	$161,793,354

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(b)	Value and Unrealized Appreciation (Depreciation)
7	Carbon Emissions Future(c)	12/19/2022	$661,205	$15,019
105	CBOT 5 Year US Treasury Note	09/30/2022	11,786,251	71,376
59	CBOT Corn Future(c)	12/14/2022	1,828,263	(222,600)
119	CBOT Soybean Meal Future(c)	12/14/2022	4,839,730	52,990
21	CME Australian Dollar Currency Future	09/19/2022	1,451,310	(4,150)
18	CME E-mini Russell 2000 Index Futures	09/16/2022	1,537,200	5,635
52	CME New Zealand Dollar Currency Future	09/19/2022	3,245,840	(20,935)
33	CME Nikkei 225 Index Future	09/08/2022	4,362,600	(28,000)
47	COMEX Gold 100 Troy Ounces Future(c)	08/29/2022	8,494,310	(133,200)
41	Eurex 30 Year Euro BUXL Future	09/08/2022	7,025,626	374,705
80	Eurex 5 Year Euro BOBL Future	09/08/2022	10,408,800	197,596
211	Eurex EURO STOXX 50 Future	09/16/2022	7,606,611	4,527
18	Euro-BTP Italian Bond Futures	09/08/2022	2,321,802	56,720
44	Euronext CAC 40 Index Future	07/15/2022	2,726,202	17,716
15	Euronext Milling Wheat Future(c)	09/12/2022	275,210	(7,564)
40	French Government Bond Futures	09/08/2022	5,805,343	(38,548)
98	FTSE/MIB Index Future	09/16/2022	10,887,291	(336,019)
67	ICE Brent Crude Oil Future(c)	07/29/2022	7,305,010	86,850
60	ICE Gas Oil Future(c)	08/11/2022	6,744,000	(679,375)
37	KCBT Hard Red Winter Wheat Future(c)	09/14/2022	1,760,737	(87,563)
62	Long Gilt Future	09/28/2022	8,602,159	60,501
34	MEFF Madrid IBEX 35 Index Future	07/15/2022	2,863,765	(32,816)
17	Montreal Exchange 10 Year Canadian Bond Future	09/20/2022	1,637,429	5,204
22	Montreal Exchange S&P/TSX 60 Index Future	09/15/2022	3,905,133	(50,711)
30	NYBOT CSC C Coffee Future(c)	09/20/2022	2,588,625	70,500
499	NYBOT CSC Cocoa Future(c)	09/15/2022	11,676,600	(572,840)
690	NYBOT CSC Number 11 World Sugar Future(c)	09/30/2022	14,296,800	(51,800)
49	NYBOT CTN Number 2 Cotton Future(c)	12/07/2022	2,421,580	(457,790)
8	NYMEX Henry Hub Natural Gas Futures(c)	07/27/2022	433,920	(89,110)
77	NYMEX Light Sweet Crude Oil Future(c)	07/20/2022	8,143,520	(587,290)

See accompanying notes which are an integral part of these financial statements.

RATIONAL/RESOLVE ADAPTIVE ASSET ALLOCATION FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

OPEN FUTURES CONTRACTS (Continued)
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(b)	Value and Unrealized Appreciation (Depreciation)
36	NYMEX NY Harbor ULSD Futures(c)	07/29/2022	$5,791,716	$(653,852)
35	NYMEX Reformulated Gasoline Blendstock for Oxygen(c)	07/29/2022	5,198,361	(156,534)
30	SFE S&P ASX Share Price Index 200 Future	09/15/2022	3,345,588	(15,429)
121	SGX FTSE China A50 Futures Contract	07/28/2022	1,800,843	78,865
61	SGX Nifty 50 Index Futures	07/28/2022	1,918,145	(6,601)
18	SGX Nikkei 225 Stock Index Future	09/08/2022	1,744,417	6,273
82	TSE TOPIX (Tokyo Price Index) Future	09/08/2022	11,303,782	(175,854)
	TOTAL FUTURES CONTRACTS			$(3,304,104)

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(b)	Value and Unrealized Appreciation (Depreciation)
12	CBOT 10 Year US Treasury Note	09/21/2022	$1,422,372	$(14,497)
58	CBOT Soybean Future(c)	11/14/2022	4,228,200	20,138
15	CBOT Soybean Oil Future(c)	12/14/2022	580,140	17,178
6	CBOT US Long Bond Future	09/21/2022	831,750	(5,281)
26	CBOT Wheat Future(c)	09/14/2022	1,149,200	177,575
50	CME British Pound Currency Future	09/19/2022	3,812,188	75,278
49	CME Canadian Dollar Currency Future	09/20/2022	3,807,300	(31,910)
3	CME E-Mini NASDAQ 100 Index Future	09/16/2022	691,770	23,900
39	CME E-Mini Standard & Poor’s 500 Index Future	09/16/2022	7,389,525	19,413
29	CME Euro Foreign Exchange Currency Future	09/19/2022	3,820,025	58,671
41	CME Japanese Yen Currency Future	09/19/2022	3,800,444	93,707
29	CME Swiss Franc Currency Future	09/19/2022	3,822,018	(51,855)
152	COMEX Copper Future(c)	09/28/2022	14,098,000	701,900
50	COMEX Silver Future(c)	09/28/2022	5,088,000	154,650
60	Eurex 10 Year Euro BUND Future	09/08/2022	9,352,331	(130,657)
12	Eurex DAX Index Future	09/16/2022	4,013,934	86,305
11	Euronext Amsterdam Index Future	07/15/2022	1,518,841	28,565
15	FTSE 100 Index Future	09/16/2022	1,300,228	11,125
8	HKG Hang Seng Index Future	07/28/2022	1,108,411	(19,073)
31	NYMEX Platinum Future(c)	10/27/2022	1,387,715	45,270
	TOTAL FUTURES CONTRACTS			$1,260,402

(a)	Rate disclosed is the seven day effective yield as of June 30, 2022.

(b)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s future contracts. Further, the underlying price changes in relation to the variables specified by the notional values of the fair value of these derivative financial instruments. The notional values as asset forth within this schedule do not purport to represent economic value at risk to the Fund.

(c)	All or a portion of this investment is a holding of the RDMF Fund Ltd.

See accompanying notes which are an integral part of these financial statements.

RATIONAL/PIER 88 CONVERTIBLE SECURITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2022

Shares		Fair Value
	COMMON STOCKS — 5.7%
	ELECTRIC UTILITIES - 1.0%
14,571	Dominion Energy, Inc.	$1,162,912

	OIL & GAS PRODUCERS - 3.3%
17,000	Pioneer Natural Resources Company	3,792,359

	SOFTWARE - 0.3%
697	Palo Alto Networks, Inc.(a)	344,276

	WHOLESALE - CONSUMER STAPLES - 1.1%
13,482	Bunge Ltd.	1,222,683

	TOTAL COMMON STOCKS (Cost $6,540,036)	6,522,230

		Dividend Rate (%)	Maturity
	PREFERRED STOCKS — 38.3%
	ASSET MANAGEMENT — 1.4%
17,000	AMG Capital Trust II	5.1500	10/15/37	850,000
12,600	KKR & Company, Inc.	6.0000	09/15/23	736,722
				1,586,722
	BANKING — 7.4%
3,548	Bank of America Corporation	7.2500	Perpetual	4,273,566
3,483	Wells Fargo & Company - Series L	7.5000	Perpetual	4,233,621
				8,507,187
	ELECTRIC UTILITIES — 10.0%
52,700	NextEra Energy, Inc.	6.2190	09/01/23	2,590,205
25,118	NextEra Energy, Inc.	5.2790	09/01/23	1,247,109
34,713	NextEra Energy, Inc.	4.8720	09/01/22	1,954,689
103,613	Southern Company (The) - Series 2019	6.7500	08/01/22	5,489,417
				11,281,420
	GAS & WATER UTILITIES — 4.9%
49,300	NiSource, Inc.	7.7500	03/01/24	5,565,477

See accompanying notes which are an integral part of these financial statements.

RATIONAL/PIER 88 CONVERTIBLE SECURITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Shares		Dividend Rate (%)	Maturity	Fair Value
	PREFERRED STOCKS — 38.3% (Continued)
	MACHINERY — 0.7%
12,690	Stanley Black & Decker, Inc.	5.2500	Perpetual	$855,179

	MEDICAL EQUIPMENT & DEVICES — 11.5%
113,700	Becton Dickinson and Company	6.0000	06/01/23	5,623,601
42,135	Boston Scientific Corporation	5.5000	06/01/23	4,278,388
2,445	Danaher Corporation	5.0000	04/01/23	3,265,298
				13,167,287
	SEMICONDUCTORS — 2.4%
1,824	Broadcom, Inc.	8.0000	09/30/22	2,741,746

	TOTAL PREFERRED STOCKS (Cost $44,531,102)			43,705,018

Principal Amount ($)		Coupon Rate (%)	Maturity
	CONVERTIBLE BONDS — 48.0%
	ASSET MANAGEMENT — 5.3%
4,160,000	Ares Capital Corporation	4.6250	03/01/24	4,321,200
1,690,886	New Mountain Finance Corporation	5.7500	08/15/23	1,684,122
				6,005,322
	E-COMMERCE DISCRETIONARY — 1.7%
2,670,000	Etsy, Inc.	0.2500	06/15/28	1,955,775

	HEALTH CARE FACILITIES & SERVICES — 4.7%
790,000	Anthem, Inc.	2.7500	10/15/42	5,419,716

	INTERNET MEDIA & SERVICES — 4.7%
1,210,000	Booking Holdings, Inc.	0.7500	05/01/25	1,450,548
4,395,000	Expedia Group, Inc.(b)	0.0000	02/15/26	3,966,488
				5,417,036
	MEDICAL EQUIPMENT & DEVICES — 7.7%
4,410,000	Dexcom, Inc.	0.2500	11/15/25	4,035,150
1,350,000	Insulet Corporation	0.3750	09/01/26	1,539,000
3,270,000	NuVasive, Inc.	1.0000	06/01/23	3,151,463
				8,725,613

See accompanying notes which are an integral part of these financial statements.

RATIONAL/PIER 88 CONVERTIBLE SECURITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 48.0% (Continued)
	SEMICONDUCTORS — 1.7%
1,690,000	ON Semiconductor Corporation(b)	0.0000	05/01/27	1,945,190

	SOFTWARE — 10.8%
2,570,000	Alteryx, Inc.	1.0000	08/01/26	2,034,155
400,000	Cloudflare, Inc.	0.7500	05/15/25	546,500
3,795,000	CyberArk Software Ltd.(b)	0.0000	11/15/24	4,006,002
2,970,000	PROS Holdings, Inc.	1.0000	05/15/24	2,724,975
3,540,000	Splunk, Inc.	1.1250	06/15/27	2,920,500
				12,232,132
	TECHNOLOGY HARDWARE — 4.8%
5,733,080	Western Digital Corporation B	1.5000	02/01/24	5,446,426

	TECHNOLOGY SERVICES — 4.0%
4,470,928	Euronet Worldwide, Inc.	0.7500	03/15/49	4,521,226

	TRANSPORTATION EQUIPMENT — 2.6%
2,741,118	Meritor, Inc.	3.2500	10/15/37	2,991,380

	TOTAL CONVERTIBLE BONDS (Cost $57,665,097)			54,659,816

Shares
	SHORT-TERM INVESTMENTS — 9.5%
	MONEY MARKET FUNDS - 9.5%
10,887,444	First American Government Obligations Fund, Class U, 1.29% (Cost $10,887,444)(c)			10,887,444

	TOTAL INVESTMENTS - 101.5% (Cost $119,623,679)			$115,774,508
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.5)%			(1,673,920)
	NET ASSETS - 100.0%			$114,100,588

LTD	- Limited Company

(a)	Non-income producing security.

(b)	Zero coupon bond.

(c)	Rate disclosed is the seven day effective yield as of June 30, 2022.

See accompanying notes which are an integral part of these financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 77.3%
	AGENCY CMBS — 0.3%
28,775,494	Ginnie Mae Strip(a)		1.4000	09/16/45	$2,422,120
1,475,362	Government National Mortgage Association(a),(b)		0.0250	08/16/48	2,390
					2,424,510
	AUTO LOAN — 0.6%
5,000,000	CAL Receivables 2022-1, LLC(c),(d)	SOFR30A + 4.350%	5.1290	10/15/22	4,907,610

	CDO — 2.2%
284,082	Ansonia CDO 2006-1 Ltd.(c),(d)	US0001M + 0.300%	0.4090	07/28/46	271,519
144,557	Ansonia CDO 2006-1 Ltd.(c)		5.7020	07/28/46	140,709
1,412,122	Aspen Funding I Ltd.(c)		9.0600	07/10/37	1,434,964
10,000,000	Bleecker Structured Asset Funding Ltd.		1.8670	04/01/35	851,790
8,207,956	Capitalsource Real Estate Loan Trust(c),(d)	US0003M + 0.650%	1.6390	01/20/37	8,015,160
5,568,602	Fulton Street CDO Ltd.(c),(d)	US0003M + 0.420%	1.4830	04/20/32	3,674,158
3,279,858	Nomura CRE CDO 2007-2 Ltd.(c),(d)	US0003M + 0.450%	1.9550	05/21/42	822,575
2,000,000	Taberna Preferred Funding II Ltd.(c),(d)	US0003M + 0.650%	2.0130	11/05/35	1,135,000
435,315	Wachovia Repackaged Asset Participating Securities(c),(d)	US0003M + 0.550%	1.9210	02/08/35	402,666
665,619	Wachovia Repackaged Asset Participating Securities(c),(d)	US0003M + 0.550%	1.9210	02/08/35	549,136
					17,297,677
	COLLATERALIZED MORTGAGE OBLIGATIONS — 33.0%
187,549	ABN Amro Mortgage Corporation		5.7500	12/25/32	180,981
43,136	Adjustable Rate Mortgage Trust 2004-5(b)		2.7370	04/25/35	42,531
128,040	Adjustable Rate Mortgage Trust 2005-10(d)	US0001M + 0.540%	2.1640	01/25/36	119,054
520,490	Adjustable Rate Mortgage Trust 2005-10(b)		2.7030	01/25/36	469,815
202,571	Adjustable Rate Mortgage Trust 2005-10(b)		2.7030	01/25/36	184,511
115,178	Adjustable Rate Mortgage Trust 2005-10(b)		2.7890	01/25/36	103,586
211,421	Adjustable Rate Mortgage Trust 2005-2(b)		2.7670	06/25/35	203,030
77,684	Adjustable Rate Mortgage Trust 2005-4(b)		2.6760	08/25/35	58,338
589,915	Adjustable Rate Mortgage Trust 2005-5(b)		2.9250	09/25/35	525,237
232,588	Adjustable Rate Mortgage Trust 2005-6A(d)	US0001M + 0.520%	2.1440	11/25/35	204,404
163,361	Adjustable Rate Mortgage Trust 2005-6A(d)	US0001M + 0.540%	2.1640	11/25/35	143,887
13,043	Alternative Loan Trust 2003-4CB		5.7500	04/25/33	12,719
91,060	Alternative Loan Trust 2003-J3		5.2500	11/25/33	85,874
515,691	Alternative Loan Trust 2004-2CB		5.0000	08/25/54	502,539

See accompanying notes which are an integral part of these financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 77.3% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 33.0% (Continued)
75,650	Alternative Loan Trust 2005-17(d)	US0001M + 0.560%	2.1840	07/25/35	$49,323
723,225	Alternative Loan Trust 2005-43(b)		3.3860	09/25/35	644,327
88,475	Alternative Loan Trust 2005-51(d)	US0001M + 0.600%	2.2260	11/20/35	81,318
47,498	Alternative Loan Trust 2005-63(b)		3.3730	12/25/35	44,599
441,238	Alternative Loan Trust 2006-32CB(d)	US0001M + 0.670%	2.2940	11/25/36	243,431
732,455	Alternative Loan Trust 2006-32CB(a),(d)	US0001M + 5.330%	3.7060	11/25/36	78,098
1,322,365	Alternative Loan Trust 2006-J6(d)	US0001M + 0.500%	2.1240	09/25/36	584,203
1,613,285	Alternative Loan Trust 2006-J6(a),(d)	US0001M + 5.500%	3.8760	09/25/36	197,445
216,365	Alternative Loan Trust 2006-OA7(d)	US0001M + 0.420%	2.0440	06/25/46	160,899
951	Alternative Loan Trust 2006-OC11(d)	US0001M + 0.340%	1.9640	01/25/37	5,012
317,842	Alternative Loan Trust 2007-5CB(e)		0.0000	04/25/37	83,830
391,763	Alternative Loan Trust 2007-5CB(a),(d)	US0001M + 5.650%	4.0260	04/25/37	66,341
422,892	American Home Mortgage Assets Trust 2006-1(d)	US0001M + 0.190%	1.8140	05/25/46	352,289
10,598	American Home Mortgage Investment Trust 2004-1(d)	US0001M + 0.900%	2.5240	04/25/44	10,527
43,494	American Home Mortgage Investment Trust 2004-3 Class IV-A(d)	US0006M + 1.500%	2.8750	10/25/34	43,429
30,083	American Home Mortgage Investment Trust 2004-4 Class 6A1(f)		6.0000	02/25/45	29,815
29,115	American Home Mortgage Investment Trust 2005-1(d)	US0006M + 2.000%	3.7220	06/25/45	29,110
4,915,657	American Home Mortgage Investment Trust 2005-2(f)		5.8280	09/25/35	3,856,777
950,319	American Home Mortgage Investment Trust 2005-4(d)	US0006M + 1.750%	3.8360	11/25/45	499,999
428,833	American Home Mortgage Investment Trust 2006-2(d)	US0001M + 0.220%	1.8440	06/25/36	57,610
588,236	American Home Mortgage Investment Trust 2006-3(d)	US0001M + 0.380%	2.0040	12/25/46	563,287
1,250,153	American Home Mortgage Investment Trust 2007-1(d)	US0001M + 0.160%	1.7840	05/25/47	849,991
624,892	Banc of America Alternative Loan Trust 2006-4(d)	US0001M + 0.850%	2.4740	05/25/46	545,680
630,615	Banc of America Alternative Loan Trust 2006-4(a),(d)	US0001M + 5.150%	3.5260	05/25/46	49,694
342,464	Banc of America Alternative Loan Trust 2006-4		6.0000	05/25/46	295,323
276,370	Banc of America Alternative Loan Trust 2006-4		6.0000	05/25/46	239,238
319,850	Banc of America Alternative Loan Trust 2006-4		6.0000	05/25/46	275,823
523,027	Banc of America Funding 2004-B Trust(b)		2.1250	12/20/34	440,478
57,351	Banc of America Funding 2005-8 Trust(e)		0.0000	01/25/36	39,004
221,811	Banc of America Funding 2005-B Trust(b)		2.7450	04/20/35	204,245
1,803,822	Banc of America Funding 2005-E Trust(b)		3.2580	05/20/35	1,654,701
124,048	Banc of America Funding 2005-E Trust(d)	COF 11 + 1.430%	1.6530	06/20/35	96,725
1,623,133	Banc of America Funding 2006-A Trust(b)		2.7280	02/20/36	1,516,638

See accompanying notes which are an integral part of these financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 77.3% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 33.0% (Continued)
1,210,099	Banc of America Funding 2006-A Trust(b)		2.7420	02/20/36	$1,097,534
183,915	Banc of America Funding 2006-B Trust(b)		2.3720	03/20/36	171,468
518,231	Banc of America Funding 2006-B Trust(b)		2.5830	03/20/36	445,920
145,992	Banc of America Funding 2006-C Trust(b)		3.0880	04/20/36	136,472
179,145	Banc of America Funding 2006-D Trust(b)		3.4990	05/20/36	164,017
494,025	Banc of America Funding 2006-F Trust(b)		2.6940	07/20/36	458,338
34,020	Banc of America Funding 2006-G Trust(d)	US0012M + 1.750%	4.4460	07/20/36	33,369
122,560	Banc of America Funding 2006-I Trust(b)		2.3690	10/20/46	105,009
72,424	Banc of America Funding 2007-4 Trust		5.5000	11/25/34	67,699
134,480	Banc of America Funding 2007-7 Trust(e)		—	09/25/37	68,920
465,791	Banc of America Funding 2007-8 Trust		6.0000	09/25/22	276,616
138,509	Banc of America Funding 2007-C Trust(d)	US0001M + 0.540%	2.1520	05/20/47	131,881
838,260	Banc of America Funding 2016-R2 Trust(b),(c)		4.7000	05/01/33	809,095
1,524,055	Banc of America Funding Corporation(b)		3.7250	09/25/48	1,445,696
53,724	Banc of America Mortgage 2005-A Trust(b)		2.5810	02/25/35	53,728
458,597	Banc of America Mortgage 2005-G Trust(b)		3.0720	08/25/35	428,359
534,428	Banc of America Mortgage 2005-I Trust(b)		2.2300	10/25/35	519,594
109,533	Banc of America Mortgage 2006-A Trust(b)		3.3310	02/25/36	93,251
90,861	Banc of America Mortgage 2006-B Trust(b)		2.9450	11/20/46	82,827
23,517	Banc of America Mortgage Trust 2005-3		5.5000	03/25/35	21,064
10,736	Bank of America Mortgage 2002-J Trust(b)		3.8240	09/25/32	10,301
2,331,945	BCAP, LLC 2009-RR10 Trust(b),(c)		6.0000	02/26/36	2,234,025
2,639,968	BCAP, LLC 2010-RR11-I Trust(b),(c)		2.9470	06/27/36	2,539,543
2,694,479	BCAP, LLC 2011-RR4-I Trust(c)		5.2500	04/26/37	1,715,359
4,209,297	BCAP, LLC 2013-RR7 Trust(b),(c)		2.9750	12/27/34	3,807,746
50,352	BCAP, LLC Trust 2007-AA2		6.0000	07/25/22	49,725
173,114	Bear Stearns ALT-A Trust 2004-12(b)		3.0370	01/25/35	160,880
15,545	Bear Stearns ALT-A Trust 2004-9(b)		3.3610	09/25/34	15,893
5,312,383	Bear Stearns ALT-A Trust 2005-10(d)	US0001M + 0.500%	2.1240	01/25/36	7,097,334
105,297	Bear Stearns ALT-A Trust 2005-10(b)		3.1400	01/25/36	98,577
63,689	Bear Stearns ALT-A Trust 2005-4(b)		3.1830	05/25/35	61,909
3,171,056	Bear Stearns ALT-A Trust 2006-1(d)	US0001M + 0.480%	2.1040	02/25/36	3,125,933
1,958,712	Bear Stearns ALT-A Trust 2006-2(d)	US0001M + 0.440%	2.0640	04/25/36	2,886,327
210,204	Bear Stearns ALT-A Trust 2006-3(d)	US0001M + 0.380%	2.0040	05/25/36	223,434

See accompanying notes which are an integral part of these financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 77.3% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 33.0% (Continued)
95,806	Bear Stearns ALT-A Trust 2006-3(b)		3.1510	05/25/36	$71,561
461,881	Bear Stearns ALT-A Trust 2006-3(b)		3.2970	05/25/36	282,521
42,831	Bear Stearns ALT-A Trust II 2007-1(b)		3.1930	09/25/47	24,549
47,631	Bear Stearns ARM Trust 2003-8(b)		2.3210	01/25/34	44,804
11,372	Bear Stearns ARM Trust 2004-1(b)		2.3390	04/25/34	11,044
62,563	Bear Stearns ARM Trust 2004-10(b)		3.0250	01/25/35	59,880
401,985	Bear Stearns ARM Trust 2004-9(b)		2.1580	11/25/34	381,210
249,412	Bear Stearns ARM Trust 2005-3(b)		3.2590	06/25/35	243,772
329,211	Bear Stearns ARM Trust 2005-6(b)		2.4900	08/25/35	305,685
1,011,242	Bear Stearns ARM Trust 2006-4(b)		3.0860	10/25/36	927,411
57,725	Bear Stearns ARM Trust 2007-5(b)		3.1220	08/25/47	54,028
3,458,536	Bear Stearns ARM Trust 2007-5(b)		3.1740	08/25/47	3,261,392
180,660	Bear Stearns Asset Backed Securities I Trust(d)	US0001M + 1.000%	2.6240	08/25/35	128,196
12,140	Bear Stearns Asset Backed Securities Trust(f)		5.2500	10/25/33	11,974
31,944	Bear Stearns Asset Backed Securities Trust(f)		5.7500	10/25/33	32,677
986,613	Bear Stearns Mortgage Funding Trust 2006-SL5(d)	US0001M + 0.300%	1.9240	12/25/36	1,100,706
73,195	Bear Stearns Mortgage Securities, Inc.(b)		6.3150	03/25/31	72,998
12,505	Bear Stearns Mortgage Securities, Inc.(b)		6.3150	03/25/31	12,250
37,544,161	CBASS 1248MKAB1 DEL TR 2011-1(c),(d)	US0001M + 0.460%	0.6670	02/25/37	1,084,257
191,179	Chase Mortgage Finance Trust Series 2005-S1		5.0000	05/25/35	190,856
1,227,588	ChaseFlex Trust Series 2005-2		7.5000	06/25/35	832,023
42,603	CHL Mortgage Pass-Through Trust 2003-56(b)		2.4770	12/25/33	40,335
353,816	CHL Mortgage Pass-Through Trust 2004-14(b)		2.4490	08/25/34	327,195
290,123	CHL Mortgage Pass-Through Trust 2004-2(b)		2.7360	02/25/34	260,371
315,275	CHL Mortgage Pass-Through Trust 2004-5		5.0000	05/25/34	311,625
1,542,070	CHL Mortgage Pass-Through Trust 2004-7(b)		2.0440	05/25/34	305,663
99,754	CHL Mortgage Pass-Through Trust 2004-7(b)		3.0640	06/25/34	95,426
50,251	CHL Mortgage Pass-Through Trust 2004-8(e)		0.0000	07/25/34	37,130
2,440	CHL Mortgage Pass-Through Trust 2005-11(d)	US0001M + 0.320%	1.9440	04/25/35	1,330
158,981	CHL Mortgage Pass-Through Trust 2005-15		5.1000	08/25/35	155,582
2,212	CHL Mortgage Pass-Through Trust 2005-7(d)	US0001M + 0.720%	2.3440	03/25/35	768
133,948	CHL Mortgage Pass-Through Trust 2005-HYB6(b)		2.1770	10/20/35	127,453
263,161	CHL Mortgage Pass-Through Trust 2005-J2		5.0000	08/25/35	175,883
100,792	Citicorp Mortgage Securities Trust Series 2006-1		6.0000	02/25/36	96,549

See accompanying notes which are an integral part of these financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 77.3% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 33.0% (Continued)
300,307	Citicorp Mortgage Securities, Inc.		5.5000	03/25/35	$290,262
10,393	Citigroup Global Markets Mortgage Securities VII,(b)		2.6110	10/25/23	10,244
131,413	Citigroup Mortgage Loan Trust 2004-HYB2(b)		2.5930	03/25/34	124,186
39,042	Citigroup Mortgage Loan Trust 2005-11(d)	H15T1Y + 2.400%	2.4800	11/25/35	37,290
541,688	Citigroup Mortgage Loan Trust 2006-AR2(b)		2.5790	03/25/36	506,858
106,664	Citigroup Mortgage Loan Trust 2006-AR5(b)		2.6530	07/25/36	95,588
1,777,553	Citigroup Mortgage Loan Trust 2008-RR1(c),(d)	US0001M + 0.070%	1.6940	01/25/37	1,693,980
370,028	Citigroup Mortgage Loan Trust 2009-4(b),(c)		5.4780	05/25/35	350,159
411,974	Citigroup Mortgage Loan Trust 2010-8(b),(c)		2.9750	11/19/35	332,086
39,703	Citigroup Mortgage Loan Trust 2013-8(b),(c)		3.1960	05/25/35	34,662
363,453	Citigroup Mortgage Loan Trust 2013-8(b),(c)		2.8700	11/25/36	281,917
169,825	Citigroup Mortgage Loan Trust 2019-E(c),(f)		3.2280	11/25/70	169,590
890,563	Citigroup Mortgage Loan Trust, Inc.(c),(d)	US0001M + 0.400%	2.0240	01/25/29	844,893
72,013	Citigroup Mortgage Loan Trust, Inc.		8.0000	08/25/34	73,165
1,046,904	Citigroup Mortgage Loan Trust, Inc.		5.7500	11/25/35	834,054
87,886	CitiMortgage Alternative Loan Trust Series 2007-A1(e)		0.0000	01/25/37	50,945
185,698	CitiMortgage Alternative Loan Trust Series 2007-A1(a),(d)	US0001M + 5.400%	3.7760	01/25/37	15,945
19,434	CitiMortgage Alternative Loan Trust Series 2007-A1		6.0000	01/25/37	17,546
31,827,712	COMM 2007-C9 Mortgage Trust(a),(b),(c)		0.6210	12/10/49	447,434
567,334	Credit Suisse First Boston Mortgage Securities		5.5000	08/25/25	502,623
302,327	Credit Suisse First Boston Mortgage Securities(b),(c)		0.8710	03/25/32	280,262
117,110	Credit Suisse First Boston Mortgage Securities(b)		7.0000	06/25/32	110,823
23,485	Credit Suisse First Boston Mortgage Securities(b)		2.2340	11/25/32	20,059
92,096	Credit Suisse First Boston Mortgage Securities(b)		2.2340	11/25/32	88,886
489,887	Credit Suisse First Boston Mortgage Securities(b)		7.3630	11/25/32	486,818
23,657	Credit Suisse First Boston Mortgage Securities(b)		6.9350	12/25/32	22,572
78,261	Credit Suisse First Boston Mortgage Securities(b)		5.6720	04/25/33	67,140
144,837	Credit Suisse First Boston Mortgage Securities		6.5000	04/25/33	143,926
32,684	Credit Suisse First Boston Mortgage Securities		6.5000	09/25/33	31,998
52,368	Credit Suisse First Boston Mortgage Securities		5.0000	09/25/34	45,897
349,100	Credit Suisse First Boston Mortgage Securities		5.2500	01/25/36	326,981
2,421	CSFB Mortgage-Backed Pass-Through Certificates		5.0000	11/25/28	2,275
615,391	CSFB Mortgage-Backed Pass-Through Certificates		7.0000	10/25/32	602,978
159,878	CSFB Mortgage-Backed Pass-Through Certificates(d)	US0001M + 2.900%	4.5240	07/25/33	154,465

See accompanying notes which are an integral part of these financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 77.3% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 33.0% (Continued)
65,311	CSFB Mortgage-Backed Pass-Through Certificates		5.5000	11/25/33	$64,445
220,439	CSFB Mortgage-Backed Pass-Through Certificates		6.0000	11/25/33	215,872
129,057	CSFB Mortgage-Backed Pass-Through Certificates		6.5000	12/25/33	122,252
13,382	CSFB Mortgage-Backed Pass-Through Certificates(b)		2.6340	01/25/34	13,181
125,260	CSFB Mortgage-Backed Pass-Through Certificates(b)		2.7040	06/25/34	125,149
8,390	CSFB Mortgage-Backed Pass-Through Certificates(b)		2.7590	06/25/34	8,467
734,307	CSFB Mortgage-Backed Pass-Through Certificates(d)	US0001M + 0.350%	1.9740	10/25/35	623,337
7,659,480	CSFB Mortgage-Backed Pass-Through Certificates		6.5000	11/25/35	1,758,426
53,369	CSFB Mortgage-Backed Trust Series 2004-AR6(b)		2.8630	10/25/34	53,181
2,203,687	CSMC Mortgage-Backed Trust 2006-9		6.5000	11/25/36	1,650,548
554,524	CSMC Mortgage-Backed Trust 2007-1		6.0000	02/25/37	370,408
169,366	CSMC Mortgage-Backed Trust 2007-3(d)	US0001M + 0.250%	1.8740	04/25/37	139,267
375,840	CSMC Mortgage-Backed Trust 2007-3		5.0000	04/25/37	336,431
701,599	CSMC Mortgage-Backed Trust 2007-3(b)		5.8370	04/25/37	204,271
191,036	CSMC Mortgage-Backed Trust 2007-4(d)	US0001M + 0.400%	2.0240	06/25/37	123,261
2,301,721	CSMC Mortgage-Backed Trust 2007-4		6.0000	06/25/37	375,936
47,953	CSMC Mortgage-Backed Trust 2007-5		6.0000	04/25/29	45,500
117,025	CSMC Series 2011-6R(b),(c)		3.2810	04/28/37	113,747
139,196	CSMC Series 2014-4R(c),(d)	US0001M + 0.200%	1.2060	02/27/36	128,104
190,657	Deutsche Alt-B Securities Inc Mortgage Loan Trust(b)		4.8930	06/25/36	171,800
138,164	Deutsche Alt-B Securities Mortgage Loan Trust(f)		5.8650	02/25/36	131,115
35,139	Deutsche Mortgage Sec Inc Mort Loan Tr Ser 2004-1(b)		5.5000	09/25/33	29,433
405,689	Deutsche Mortgage Securities Inc Mortgage Loan(c),(d)	US0001M + 0.280%	1.6040	04/15/36	370,240
110,841	Deutsche Mortgage Securities Inc Mortgage Loan(c),(d)	US0001M + 0.280%	1.6040	04/15/36	101,156
63,173	Deutsche Mortgage Securities Inc Mortgage Loan(c),(d)	US0001M + 0.290%	1.6140	04/15/36	57,167
13,186	DSLA Mortgage Loan Trust 2004-AR1(d)	US0001M + 0.840%	2.4520	09/19/44	11,955
311,587	DSLA Mortgage Loan Trust 2004-AR2(d)	US0001M + 0.800%	2.4120	11/19/44	291,518
1,178,129	DSLA Mortgage Loan Trust 2004-AR2(d)	US0001M + 0.800%	2.4120	11/19/44	1,008,866
142,322	DSLA Mortgage Loan Trust 2005-AR5(d)	US0001M + 0.660%	2.2720	09/19/45	96,186
2,603,742	DSLA Mortgage Loan Trust 2007-AR1(d)	US0001M + 0.140%	1.7520	04/19/47	2,192,507
93,159	Fannie Mae Interest Strip(a)		6.5000	10/25/23	2,769
327,549	Fannie Mae Interest Strip(a),(b)		3.5000	04/25/27	13,981
171,735	Fannie Mae Interest Strip(a)		6.0000	01/25/35	32,194
394,174	Fannie Mae Interest Strip(a)		4.5000	08/25/35	60,474

See accompanying notes which are an integral part of these financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 77.3% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 33.0% (Continued)
249,127	Fannie Mae Interest Strip(a),(b)		5.0000	03/25/38	$39,960
524,432	Fannie Mae Interest Strip(a)		5.0000	01/25/40	104,789
435,453	Fannie Mae REMICS(a),(d)	US0001M + 6.500%	4.8760	05/25/40	16,983
385,906	Fannie Mae REMICS(a),(d)	US0001M + 6.150%	4.5260	01/25/49	42,401
1,352,224	Fannie Mae Trust 2003-W6(a),(d)	US0001M + 7.600%	5.9760	09/25/42	205,191
181,219	First Horizon Alternative Mortgage Securities(b)		2.6880	12/25/34	174,271
382,736	First Horizon Alternative Mortgage Securities(b)		2.5740	02/25/35	342,424
32,969	First Horizon Alternative Mortgage Securities(b)		2.8010	03/25/35	22,124
910,282	First Horizon Alternative Mortgage Securities(b)		2.3890	05/25/35	516,196
1,112	First Horizon Alternative Mortgage Securities(b)		0.0000	07/25/36	—
668,141	First Horizon Mortgage Pass-Through Trust(b)		2.6250	01/25/36	458,715
25,573	First Horizon Mortgage Pass-Through Trust 2000-H(b)		2.3740	05/25/30	23,732
26,343	First Horizon Mortgage Pass-Through Trust 2000-H(b)		2.5620	05/25/30	25,011
175,363	First Horizon Mortgage Pass-Through Trust 2004-FL1(d)	US0001M + 0.270%	1.8940	02/25/35	156,172
256,398	First Horizon Mortgage Pass-Through Trust 2005-AR4(b)		2.9590	10/25/35	246,356
57,808	First Horizon Mortgage Pass-Through Trust 2007-AR2(b)		3.2900	07/25/37	40,103
384,361	Freddie Mac REMICS(a),(d)	US0001M + 6.000%	4.6760	11/15/40	51,533
322,189	Freddie Mac Strips(a)		6.0000	06/15/39	92,374
358,401	Freddie Mac Strips(a),(b)		4.5000	05/15/49	76,071
3,291,779	Freddie Mac Structured Pass-Through Certificates(a),(b)		0.5240	05/25/43	68,449
692,525	Global Mortgage Securitization Ltd.(c),(d)	US0001M + 0.320%	1.9440	11/25/32	667,310
186,527	GMACM Mortgage Loan Trust 2004-J2(e)		0.0000	06/25/34	156,767
2,455,983	GMACM Mortgage Loan Trust 2005-AR4(b)		3.7110	07/19/35	2,221,602
113,083	GMACM Mortgage Loan Trust 2005-AR6(b)		2.9760	11/19/35	90,440
548,637	Government National Mortgage Association(a),(f)		4.0000	09/16/25	18,416
203,341	Government National Mortgage Association(a),(d)	US0001M + 7.550%	5.9550	02/20/33	11,163
193,802	Government National Mortgage Association(a)		5.0000	05/20/34	27,093
195,792	Government National Mortgage Association(a)		5.0000	10/20/39	36,367
155,575	Government National Mortgage Association(a),(d)	US0001M + 5.400%	3.8050	05/20/41	14,867
181,099	Government National Mortgage Association(a),(d)	US0001M + 5.450%	3.8550	06/20/41	17,465
568,189	GreenPoint Mortgage Funding Trust 2005-AR4(d)	US0001M + 0.520%	2.1440	10/25/45	555,879
338,423	GreenPoint Mortgage Funding Trust 2005-AR5(d)	US0001M + 0.540%	2.1640	11/25/45	295,673
335,720	GreenPoint Mortgage Funding Trust 2005-AR5(d)	US0001M + 0.560%	2.1840	11/25/45	258,919
933,954	GreenPoint Mortgage Funding Trust 2006-AR2(d)	12MTA + 2.000%	2.4760	03/25/36	897,634

See accompanying notes which are an integral part of these financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 77.3% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 33.0% (Continued)
77,649	GreenPoint Mortgage Funding Trust 2006-AR3(d)	US0001M + 0.420%	2.0440	04/25/36	$66,210
611,519	GreenPoint Mortgage Loan Trust 2004-1(d)	US0001M + 1.150%	2.7740	10/25/34	567,481
387,010	GreenPoint MTA Trust 2005-AR3(d)	US0001M + 0.480%	2.1040	08/25/45	306,635
177,555	GSMPS Mortgage Loan Trust(b),(c)		7.7500	05/19/27	173,266
78,113	GSMPS Mortgage Loan Trust(b),(c)		5.0810	09/19/27	76,052
56,902	GSMPS Mortgage Loan Trust(b),(c)		8.0000	09/19/27	51,719
179,662	GSMPS Mortgage Loan Trust(b),(c)		8.0000	09/19/27	177,355
503,792	GSMPS Mortgage Loan Trust 2001-2(b),(c)		7.5000	06/19/32	471,655
132,339	GSR Mortgage Loan Trust 2003-1(b)		2.3530	03/25/33	123,455
17,852	GSR Mortgage Loan Trust 2003-1(d)	H15T1Y + 1.750%	2.8800	03/25/33	17,691
124,963	GSR Mortgage Loan Trust 2003-3F(b)		5.9700	04/25/33	121,363
197,959	GSR Mortgage Loan Trust 2003-4F(b)		5.9190	05/25/33	201,510
442,224	GSR Mortgage Loan Trust 2003-9(d)	US0012M + 1.750%	4.4460	08/25/33	423,569
3,296	GSR Mortgage Loan Trust 2004-10F		4.5000	09/25/34	3,281
33,737	GSR Mortgage Loan Trust 2004-13F		6.0000	11/25/34	32,702
225,273	GSR Mortgage Loan Trust 2004-15F(d)	US0001M + 0.300%	1.9240	12/25/34	211,248
15,254	GSR Mortgage Loan Trust 2004-8F		6.0000	09/25/34	14,949
21,310	GSR Mortgage Loan Trust 2005-5F		5.5000	06/25/35	21,116
66,748	GSR Mortgage Loan Trust 2005-7F		5.5000	09/25/35	64,578
457,555	GSR Mortgage Loan Trust 2005-8F		5.5000	11/25/35	450,201
105,711	GSR Mortgage Loan Trust 2005-8F		5.5000	11/25/35	104,012
235,357	GSR Mortgage Loan Trust 2005-AR5(b)		2.6350	10/25/35	221,433
14,550	GSR Mortgage Loan Trust 2005-AR6 Series 2005-AR6-1 Class 1A-1(b)		2.8000	09/25/35	14,277
19,509	GSR Mortgage Loan Trust 2005-AR6(b)		3.1770	09/25/35	18,750
55,209	GSR Mortgage Loan Trust 2005-AR7(b)		2.3380	11/25/35	50,449
399,936	GSR Mortgage Loan Trust 2005-AR7(b)		3.1450	11/25/35	353,480
1,187,228	GSR Mortgage Loan Trust 2006-10F		5.7500	12/25/36	2,425,318
1,092,888	GSR Mortgage Loan Trust 2006-1F(d)	US0001M + 0.950%	2.5740	02/25/36	2,011,150
1,717,130	GSR Mortgage Loan Trust 2006-2F		5.7500	02/25/36	1,570,940
2,028,960	GSR Mortgage Loan Trust 2006-2F		5.7500	02/25/36	1,856,221
200	GSR Mortgage Loan Trust 2006-4F		5.5000	05/25/36	1,549,597
100	GSR Mortgage Loan Trust 2006-4F		5.5000	05/25/36	450,000
100	GSR Mortgage Loan Trust 2006-4F		5.5000	05/25/36	935,000
10,991	GSR Mortgage Loan Trust 2006-7F		6.0000	08/25/36	3,293,369

See accompanying notes which are an integral part of these financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 77.3% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 33.0% (Continued)
692,075	GSR Mortgage Loan Trust 2007-1F		5.5000	01/25/37	$1,207,644
386,406	GSR Mortgage Loan Trust 2007-1F		5.5000	01/25/37	458,562
571,250	GSR Mortgage Loan Trust 2007-1F		6.0000	01/25/37	452,646
1,578,077	GSR Mortgage Loan Trust 2007-3F		5.7500	05/25/37	2,668,088
71,362	GSR Mortgage Loan Trust 2007-4F		5.0000	07/25/37	98,994
2,809,320	GSR Mortgage Loan Trust 2007-4F		5.7500	07/25/37	4,233,374
789,263	GSR Mortgage Loan Trust 2007-AR1(b)		2.6070	03/25/37	713,870
77,661	HarborView Mortgage Loan Trust 2003-1(b)		2.2600	05/19/33	60,058
327,455	HarborView Mortgage Loan Trust 2004-1(b)		2.3430	04/19/34	252,231
1,487,419	HarborView Mortgage Loan Trust 2004-8(d)	US0001M + 0.800%	2.4120	11/19/34	1,336,684
108,165	HarborView Mortgage Loan Trust 2004-9(d)	US0001M + 0.780%	2.3920	12/19/34	97,262
3,715	HarborView Mortgage Loan Trust 2005-1(d)	US0001M + 0.660%	2.2550	03/19/35	2,591
27,410	HarborView Mortgage Loan Trust 2005-14(b)		2.5800	12/19/35	24,889
231,647	HarborView Mortgage Loan Trust 2005-14(b)		2.5910	12/19/35	215,524
964,363	HarborView Mortgage Loan Trust 2005-16(d)	12MTA + 2.000%	2.4760	01/19/37	783,177
2,365,258	HarborView Mortgage Loan Trust 2005-2(d)	US0001M + 0.520%	2.1320	05/19/35	884,046
65,831	HarborView Mortgage Loan Trust 2005-4(b)		2.7390	07/19/35	63,524
20,650	HarborView Mortgage Loan Trust 2005-8(d)	US0001M + 0.660%	2.2720	09/19/35	15,567
29,048	Impac CMB Trust Series 2003-11(d)	US0001M + 4.500%	6.1240	10/25/33	27,743
2,196	Impac CMB Trust Series 2003-8(d)	US0001M + 2.625%	4.2490	10/25/33	2,171
3,996	Impac CMB Trust Series 2003-8(d)	US0001M + 4.500%	6.1240	10/25/33	3,874
170,437	Impac CMB Trust Series 2004-10(d)	US0001M + 0.800%	2.4240	03/25/35	156,517
39,627	Impac CMB Trust Series 2004-10(d)	US0001M + 1.500%	3.1240	03/25/35	36,954
184,677	Impac CMB Trust Series 2004-10(d)	US0001M + 2.775%	4.3990	03/25/35	183,669
234,943	Impac CMB Trust Series 2005-4(d)	US0001M + 0.380%	2.3840	05/25/35	204,099
1,066,026	Impac CMB Trust Series 2005-4(d)	US0001M + 1.650%	4.0990	05/25/35	997,624
266,608	Impac Secured Assets CMN Owner Trust(b)		5.2910	08/25/33	251,381
153,747	Impac Secured Assets CMN Owner Trust(b)		2.8630	07/25/35	136,022
69,925	Impac Secured Assets Trust 2006-2(d)	US0001M + 1.650%	3.2740	08/25/36	68,391
149,368	IndyMac ARM Trust 2001-H1(b)		1.8980	08/25/31	78,790
81,270	IndyMac IMSC Mortgage Loan Trust 2007-F3(e)		0.0000	09/25/37	48,997
88,316	IndyMac INDA Mortgage Loan Trust 2005-AR1(b)		3.1320	11/25/35	85,376
19,023	IndyMac INDA Mortgage Loan Trust 2005-AR2(b)		2.9870	01/25/36	17,663
73,525	IndyMac INDA Mortgage Loan Trust 2007-AR4(b)		3.3860	08/25/37	71,177

See accompanying notes which are an integral part of these financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 77.3% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 33.0% (Continued)
38,252	IndyMac INDX Mortgage Loan Trust 2004-AR10(d)	US0001M + 0.920%	2.5440	05/25/34	$34,024
178,117	IndyMac INDX Mortgage Loan Trust 2004-AR5(d)	US0001M + 0.860%	2.4840	08/25/34	157,417
2,210,702	IndyMac INDX Mortgage Loan Trust 2005-AR9(b)		3.1680	07/25/35	2,071,878
178,401	IndyMac INDX Mortgage Loan Trust 2006-AR2(d)	US0001M + 0.420%	2.0440	02/25/46	135,944
115,975	IndyMac INDX Mortgage Loan Trust 2006-AR33(b)		3.5330	01/25/37	106,133
1,489,772	Jefferies Resecuritization Trust 2009-R6(b),(c)		2.8510	08/26/35	1,422,570
786,985	Jefferies Resecuritization Trust 2009-R7(b),(c)		2.6460	10/21/35	819,790
423,494	JP Morgan Alternative Loan Trust		5.0000	12/25/35	369,555
4,073,238	JP Morgan Alternative Loan Trust(b)		3.0400	03/25/36	3,987,625
65,967	JP Morgan Alternative Loan Trust(f)		6.1900	05/25/36	65,531
41,315	JP Morgan Mortgage Trust 2004-S2		5.5000	11/25/24	41,264
521,125	JP Morgan Mortgage Trust 2004-S2(d)	US0001M + 0.400%	2.0240	11/25/34	478,778
241,030	JP Morgan Mortgage Trust 2004-S2		6.0000	11/25/34	226,330
34,198	JP Morgan Mortgage Trust 2005-A3(b)		2.5230	06/25/35	32,820
755,459	JP Morgan Mortgage Trust 2005-A6(b)		2.2020	08/25/35	742,973
844,274	JP Morgan Mortgage Trust 2005-A8(b)		2.7310	11/25/35	719,471
55,746	JP Morgan Mortgage Trust 2007-A2(b)		2.8590	04/25/37	48,778
30,465	JP Morgan Resecuritization Trust Series 2009-7(b),(c)		4.9670	07/27/37	30,405
2,500,000	Legacy Mortgage Asset Trust 2019-GS6(c),(f)		4.4500	06/25/59	2,496,565
835,511	Lehman Mortgage Trust 2005-2(d)	US0001M + 0.900%	2.5240	12/25/35	521,112
816,292	Lehman Mortgage Trust 2005-2(a)		5.5000	12/25/35	149,583
134,543	Lehman Mortgage Trust 2005-2(d)	US0001M + 28.060%	20.5920	12/25/35	150,148
190,059	Lehman Mortgage Trust 2006-4		6.0000	06/25/49	152,450
472,107	Lehman Mortgage Trust 2006-7(b)		4.5660	09/25/36	148,365
239,735	Lehman Mortgage Trust 2007-10		6.5000	01/25/38	103,164
138,722	Lehman Mortgage Trust 2007-3(e)		0.0000	03/25/37	108,383
1,415,752	Lehman Mortgage Trust 2007-5(d)	US0001M + 0.280%	1.9040	08/25/36	315,427
1,432,876	Lehman Mortgage Trust 2007-5(a),(d)	US0001M + 7.720%	6.0960	08/25/36	363,782
844,754	Lehman XS Trust Series 2005-5N(d)	US0001M + 0.360%	1.9840	11/25/35	802,723
306,045	Lehman XS Trust Series 2006-2N(d)	US0001M + 0.520%	2.1440	02/25/46	260,683
20,860	Luminent Mortgage Trust 2006-7(d)	US0001M + 0.340%	1.9640	12/25/36	18,552
328,480	Luminent Mortgage Trust 2006-7(d)	US0001M + 0.360%	1.9840	12/25/36	302,619
556,669	Luminent Mortgage Trust 2007-2(d)	US0001M + 0.460%	2.0840	05/25/37	501,825
340,968	MASTR Adjustable Rate Mortgages Trust 2004-11(d)	US0001M + 2.250%	3.8740	11/25/34	335,687

See accompanying notes which are an integral part of these financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 77.3% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 33.0% (Continued)
2,523,705	MASTR Adjustable Rate Mortgages Trust 2004-14(d)	US0001M + 3.400%	5.0240	01/25/35	$2,130,471
1,856,433	MASTR Adjustable Rate Mortgages Trust 2005-6(b)		2.6280	07/25/35	757,768
1,057,135	MASTR Adjustable Rate Mortgages Trust 2005-6(b)		2.7530	07/25/35	441,888
4,072,359	MASTR Adjustable Rate Mortgages Trust 2006-OA2(d)	12MTA + 0.800%	1.2760	12/25/46	3,369,588
381,235	MASTR Adjustable Rate Mortgages Trust 2006-OA2(d)	12MTA + 0.800%	1.2760	12/25/46	334,498
2,608,482	MASTR Adjustable Rate Mortgages Trust 2006-OA2(d)	12MTA + 0.850%	1.3260	12/25/46	2,329,983
1,556,851	MASTR Adjustable Rate Mortgages Trust 2006-OA2(d)	12MTA + 1.200%	1.6760	12/25/46	1,398,463
3,357,704	MASTR Adjustable Rate Mortgages Trust 2007-1(b)		2.7060	11/25/36	2,130,815
1,610,333	MASTR Adjustable Rate Mortgages Trust 2007-1(d)	12MTA + 0.740%	1.2160	01/25/47	1,577,633
7,404	MASTR Adjustable Rate Mortgages Trust 2007-1(d)	US0001M + 0.320%	1.9440	01/25/47	7,263
300,000	MASTR Adjustable Rate Mortgages Trust 2007-3(d)	US0001M + 0.680%	2.3040	05/25/47	253,804
33,026	MASTR Alternative Loan Trust 2003-4		6.0000	06/25/33	31,973
48,126	MASTR Alternative Loan Trust 2003-5		5.5000	07/25/33	46,913
18,993	MASTR Alternative Loan Trust 2003-7		5.7500	11/25/33	18,510
17,532	MASTR Alternative Loan Trust 2004-10		6.0000	09/25/34	16,727
38,884	MASTR Alternative Loan Trust 2004-11(b)		5.9420	10/25/34	37,879
19,493	MASTR Alternative Loan Trust 2004-12		5.5000	12/25/34	19,143
581,218	MASTR Alternative Loan Trust 2004-13		5.5000	01/25/35	370,862
56,123	MASTR Alternative Loan Trust 2005-1		6.0000	02/25/35	55,877
67,859	MASTR Alternative Loan Trust 2005-6(e)		0.0000	12/25/35	25,905
37,532	MASTR Alternative Loan Trust 2006-2(e)		0.0000	03/25/36	16,181
53,713	MASTR Asset Securitization Trust 2003-11		5.2500	12/25/33	51,444
1,162,218	MASTR Asset Securitization Trust 2004-11		5.7500	12/25/34	1,090,648
123,893	MASTR Asset Securitization Trust 2004-11		5.7500	12/25/34	114,992
39,620	MASTR Asset Securitization Trust 2004-3		5.2500	03/25/24	38,675
4,402	MASTR Asset Securitization Trust 2004-3		5.2500	03/25/24	4,280
93,131	MASTR Asset Securitization Trust 2004-9		5.2500	07/25/34	85,883
1,544,080	MASTR Reperforming Loan Trust 2005-1(c)		7.5000	08/25/34	1,308,039
65,278	MASTR Seasoned Securitization Trust 2003-1(d)	US0001M + 0.400%	2.0240	02/25/33	63,082
97,909	Mellon Residential Funding Cor Mor Pas Thr Tr Ser(b),(c)		2.6100	10/20/29	87,753
60,096	Mellon Residential Funding Cor Mor Pas Thr Tr Ser(b),(c)		2.6100	10/20/29	53,858
1,895,561	MERIT Securities Corporation(c),(d)	US0001M + 2.250%	3.8830	09/28/32	1,666,703
175,369	Merrill Lynch Alternative Note Asset Trust Series		5.7500	05/25/37	174,698
343,906	Merrill Lynch Mortgage Backed Securities Trust(b)		2.7330	04/25/37	319,927

See accompanying notes which are an integral part of these financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 77.3% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 33.0% (Continued)
127,263	Merrill Lynch Mortgage Investors Trust MLMI Series(b)		1.9670	03/25/33	$104,267
159,623	Merrill Lynch Mortgage Investors Trust Series(e)		0.0000	08/25/36	18,205
87,815	Merrill Lynch Mortgage Investors Trust Series MLCC(d)	US0001M + 0.945%	2.5690	08/25/28	78,268
66,194	Merrill Lynch Mortgage Investors Trust Series MLCC(d)	US0001M + 2.250%	3.8740	08/25/28	56,689
310,341	Merrill Lynch Mortgage Investors Trust Series MLCC(d)	US0001M + 0.900%	2.5240	10/25/28	286,855
159,305	Merrill Lynch Mortgage Investors Trust Series MLCC(b)		2.2540	06/25/37	155,254
1,297,068	Merrill Lynch Mortgage Investors Trust Series MLMI(b)		2.1580	09/25/35	1,101,850
39,333	Morgan Stanley Mortgage Loan Trust 2004-3		6.0000	04/25/34	38,766
831,387	Morgan Stanley Mortgage Loan Trust 2005-10		5.5000	12/25/35	561,417
353,834	Morgan Stanley Mortgage Loan Trust 2005-2AR(d)	US0001M + 0.500%	2.1240	04/25/35	260,816
189,162	Morgan Stanley Mortgage Loan Trust 2005-4		5.0000	08/25/35	176,089
95,909	Morgan Stanley Mortgage Loan Trust 2006-2		5.2500	07/25/22	86,643
120,243	Morgan Stanley Mortgage Loan Trust 2006-7		5.0000	07/25/22	74,658
189,969	Morgan Stanley Mortgage Loan Trust 2006-7		6.0000	06/25/31	131,779
21,921	Morgan Stanley Re-REMIC Trust 2010-R7(c)		5.5000	11/26/34	20,434
1,109,436	Morgan Stanley Resecuritization Trust 2014-R4(b),(c)		2.6580	11/21/35	1,009,212
8,143,038	Mortgage Loan Resecuritization Trust(c),(d)	US0001M + 0.340%	1.4020	04/16/36	7,615,346
8,524,008	Mortgage Loan Resecuritization Trust(c),(d)	US0001M + 0.340%	1.4020	04/16/36	4,081,640
3,093,267	MortgageIT Mortgage Loan Trust 2006-1(d)	US0001M + 0.400%	2.0240	04/25/36	2,353,190
172,387	MortgageIT Mortgage Loan Trust 2006-1(d)	US0001M + 0.460%	2.0840	04/25/36	161,686
318,371	MortgageIT Trust 2004-1(d)	US0001M + 3.225%	4.8490	11/25/34	308,721
11,860,728	New Residential Mortgage Loan Trust 2019-5(a),(b),(c)		0.5000	08/25/59	267,163
16,669,646	New Residential Mortgage Loan Trust 2019-5(a),(b),(c)		0.7500	08/25/59	563,234
243,198	New York Mortgage Trust 2006-1(b)		2.8550	05/25/36	216,841
28,853	Nomura Asset Acceptance Corp Alternative Loan(f)		5.8030	03/25/34	27,759
134,689	Nomura Asset Acceptance Corp Alternative Loan(d)	US0001M + 1.020%	2.6440	08/25/34	131,325
1,901,733	Nomura Asset Acceptance Corp Alternative Loan(d)	US0001M + 1.700%	3.3240	10/25/34	1,982,886
11,983	Nomura Asset Acceptance Corp Alternative Loan(f)		5.5710	10/25/34	11,782
1,116,503	Nomura Asset Acceptance Corp Alternative Loan(d)	US0001M + 1.500%	3.1240	12/25/34	1,028,166
44,417	Nomura Asset Acceptance Corp Alternative Loan(b)		5.6880	07/25/35	43,493
462,402	Nomura Asset Acceptance Corp Alternative Loan(b)		5.8940	05/25/36	119,399
216,563	Nomura Asset Acceptance Corp Alternative Loan(b)		3.4180	06/25/36	174,126
411,254	Nomura Asset Acceptance Corp Alternative Loan(b)		3.9400	06/25/36	408,225
67,102	Nomura Asset Acceptance Corp Alternative Loan(f)		5.9570	03/25/47	64,166

See accompanying notes which are an integral part of these financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 77.3% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 33.0% (Continued)
853,084	Nomura Asset Acceptance Corp Alternative Loan(f)		6.1380	03/25/47	$815,632
128,096	NovaStar Mortgage Funding Trust Series 2006-MTA1(d)	US0001M + 0.380%	0.3710	09/25/46	122,992
225,397	Ocwen Residential MBS Corporation(b),(c)		0.9390	06/25/39	79,157
265,278	PHHMC Series 2006-4 Trust(b)		6.2800	12/18/36	254,352
195,277	Prime Mortgage Trust 2004-1		5.2500	08/25/34	185,439
194,098	Prime Mortgage Trust 2005-1(c)		5.5000	09/25/34	186,478
100,797	Prime Mortgage Trust 2005-4		5.2500	07/25/22	94,159
13,535	Prime Mortgage Trust 2005-4		5.0000	10/25/35	12,633
2,188,709	Prime Mortgage Trust 2006-DR1(c)		5.5000	05/25/35	1,927,168
553,298	Prime Mortgage Trust 2006-DR1(c)		6.0000	05/25/35	474,540
392,966	RALI Series 2004-QA4 Trust(b)		3.0290	09/25/34	377,712
688,786	RALI Series 2004-QA4 Trust(b)		8.0830	09/25/34	582,973
601,130	RALI Series 2004-QA6 Trust(b)		2.9720	12/26/34	556,187
184,443	RALI Series 2004-QA6 Trust(b)		3.2390	12/26/34	174,257
2,559,011	RALI Series 2005-QA11 Trust(b)		3.7470	10/25/35	1,094,215
939,437	RALI Series 2005-QA11 Trust(b)		5.3850	10/25/35	870,064
1,428,693	RALI Series 2005-QA12 Trust(b)		4.3090	12/25/35	1,274,269
2,025,527	RALI Series 2005-QA2 Trust(b)		3.1560	02/25/35	1,381,205
194,881	RALI Series 2005-QA2 Trust(b)		3.3620	02/25/35	165,029
1,856,100	RALI Series 2005-QA2 Trust(b)		4.3880	02/25/35	652,281
208,095	RALI Series 2005-QA3 Trust(b)		0.0000	03/25/35	67,093
64,784	RALI Series 2005-QA3 Trust(b)		3.5930	03/25/35	35,633
748,187	RALI Series 2005-QA4 Trust(b)		3.4980	04/25/35	667,802
195,550	RALI Series 2005-QA4 Trust(b)		4.2560	04/25/35	168,688
336,254	RALI Series 2005-QA6 Trust(b)		3.4770	05/25/35	195,245
455,587	RALI Series 2005-QA8 Trust(b)		3.4970	07/25/35	274,686
95,751	RALI Series 2005-QA8 Trust(b)		3.5340	07/25/35	82,983
2,737,115	RALI Series 2005-QA9 Trust(b)		3.3130	08/25/35	1,153,237
1,744,160	RALI Series 2005-QA9 Trust(b)		3.4080	08/25/35	1,634,050
629,205	RALI Series 2005-QO4 Trust(d)	US0001M + 0.560%	2.1840	12/25/45	480,811
1,314,282	RALI Series 2005-QS5 Trust		5.7000	04/25/35	1,127,961
12,223	RALI Series 2006-QA1 Trust(b)		5.3440	01/25/36	11,604
142,824	RALI Series 2006-QA2 Trust(b)		5.4030	02/25/36	116,914
7,491,473	RALI Series 2006-QS11 Trust		6.5000	08/25/36	2,874,340

See accompanying notes which are an integral part of these financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 77.3% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 33.0% (Continued)
62,700	RALI Series 2006-QS12 Trust		5.0000	09/25/36	$51,041
2,977,164	RALI Series 2007-QO5 Trust(d)	12MTA + 3.120%	2.0360	08/25/47	587,715
335,055	RALI Series 2007-QS4 Trust		6.2500	03/25/37	277,026
487,022	RAMP Series 2003-SL1 Trust		8.0000	04/25/31	471,305
418,448	RAMP Series 2004-SL1 Trust		6.5000	11/25/31	392,605
290,873	RAMP Series 2004-SL4 Trust		7.5000	07/25/32	145,142
154,041	RAMP Series 2005-SL1 Trust		7.5000	05/25/32	28,279
570,064	RAMP Series 2005-SL1 Trust		8.0000	05/25/32	400,360
237,442	RAMP Series 2005-SL2 Trust		8.0000	10/25/31	132,415
591,948	RBSGC Mortgage Loan Trust 2005-A		6.0000	04/25/35	531,412
1,562,870	RBSSP Resecuritization Trust 2009-6(b),(c)		6.0000	08/26/35	796,456
113,282	Reperforming Loan REMIC Trust 2004-R1(c)		6.5000	11/25/34	106,616
666,002	Reperforming Loan REMIC Trust 2005-R2(a),(b),(c)		4.6300	06/25/35	52,677
505,136	Reperforming Loan REMIC Trust 2006-R2(c),(d)	US0001M + 0.420%	2.0440	07/25/36	484,568
269,492	Residential Asset Securitization Trust 2000-A6		8.0000	10/25/30	183,115
508,827	Residential Asset Securitization Trust 2004-A2(d)	US0001M + 0.550%	2.1740	05/25/34	502,118
25,960	Residential Asset Securitization Trust 2004-A2		5.2500	05/25/34	24,603
232,858	Residential Asset Securitization Trust 2006-A3CB(e)		0.0000	01/25/46	47,175
220,293	Residential Asset Securitization Trust 2006-A3CB(a),(b)		6.0000	01/25/46	51,348
1,422,076	RFMSI Series 2005-SA1 Trust(b)		2.6530	03/25/35	1,195,494
936,543	RFMSI Series 2005-SA5 Trust(b)		3.4800	11/25/35	829,405
117,697	RFMSI Series 2006-SA1 Trust(b)		4.8470	02/25/36	100,161
483,707	RFMSI Series 2006-SA2 Trust(b)		4.6760	08/25/36	437,584
82,185	RFMSI Series 2006-SA3 Trust(b)		4.7690	09/25/36	70,750
140,661	RFMSI Series 2006-SA4 Trust(b)		4.7470	11/25/36	129,559
52,279	Sequoia Mortgage Trust 2003-4(b)		1.8050	07/20/33	45,042
78,677	Sequoia Mortgage Trust 2003-4(b)		1.8050	07/20/33	67,137
34,276	Sequoia Mortgage Trust 2003-4(b)		1.8050	07/20/33	26,500
340,957	Sequoia Mortgage Trust 2004-1(d)	US0001M + 0.825%	2.4200	02/20/34	291,560
212,988	Sequoia Mortgage Trust 2004-11(d)	US0006M + 0.640%	2.6730	12/20/34	190,919
43,080	Sequoia Mortgage Trust 2004-5(d)	US0001M + 0.720%	2.3150	06/20/34	36,624
13,419	Sequoia Mortgage Trust 2004-6(d)	US0001M + 0.750%	2.3450	07/20/34	12,017
187,489	Sequoia Mortgage Trust 2007-1(b)		3.1090	01/20/47	150,389
45,946	Sequoia Mortgage Trust 2013-2(b)		3.6280	02/25/43	44,954

See accompanying notes which are an integral part of these financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 77.3% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 33.0% (Continued)
1,143,717	Sequoia Mortgage Trust 4(d)	US0001M + 1.250%	2.2110	04/22/25	$967,746
81,205	Sequoia Mortgage Trust 6(d)	US0001M + 1.050%	2.6450	04/19/27	74,388
30,766	Shellpoint Asset Funding Trust 2013-1(b),(c)		3.8720	07/25/43	30,372
43,670	Sofi Mortgage Trust 2016-1(b),(c)		3.0000	11/25/46	41,688
53,337	Structured Adjustable Rate Mortgage Loan Trust(b)		3.0610	03/25/34	50,697
1,726,618	Structured Adjustable Rate Mortgage Loan Trust(d)	US0001M + 0.405%	2.0290	06/25/34	1,562,139
270,377	Structured Adjustable Rate Mortgage Loan Trust(d)	US0001M + 0.310%	1.9340	07/25/35	181,733
232,745	Structured Adjustable Rate Mortgage Loan Trust(b)		3.2810	04/25/47	223,990
261,531	Structured Asset Mortgage Investments II Trust(b)		2.6210	10/19/34	237,873
224,816	Structured Asset Mortgage Investments II Trust(d)	US0001M + 0.400%	2.0120	02/19/35	206,937
1,303,916	Structured Asset Mortgage Investments II Trust(d)	US0001M + 0.400%	2.0240	02/25/36	1,045,471
611,107	Structured Asset Mortgage Investments II Trust(d)	US0001M + 0.460%	2.0840	02/25/36	556,057
143,304	Structured Asset Mortgage Investments II Trust(d)	US0001M + 0.460%	2.0840	02/25/36	122,954
35,465	Structured Asset Mortgage Investments II Trust(d)	US0001M + 0.620%	2.2440	02/25/36	2,165,736
4,842,821	Structured Asset Mortgage Investments II Trust(b)		2.5110	05/25/36	1,567,861
161,079	Structured Asset Mortgage Investments II Trust(b)		2.5700	05/25/36	95,457
67,531	Structured Asset Mortgage Investments II Trust(d)	US0001M + 0.150%	1.7740	02/25/37	61,731
772,077	Structured Asset Mortgage Investments II Trust(d)	US0001M + 0.260%	1.8840	03/25/37	274,870
1,640,337	Structured Asset Mortgage Investments II Trust(d)	US0001M + 0.420%	2.0440	05/25/46	704,117
766,666	Structured Asset Mortgage Investments II Trust(d)	US0001M + 0.420%	2.0440	05/25/46	510,125
645,326	Structured Asset Mortgage Investments Trust(d)	US0001M + 1.200%	2.7950	05/19/33	585,901
470,369	Structured Asset Sec Corp Mort Pass Thr Certs		6.5000	07/25/28	257,056
1,914,770	Structured Asset Sec Corp Mort Passthr Certs Ser(d)		2.6550	01/25/34	1,331,011
68,441	Structured Asset Sec Mortgage Pass-Through(b)		2.4850	11/25/32	66,011
1,477,830	Structured Asset Securities Corp Mor Cer Ser(b)		2.4920	10/25/33	1,292,355
96,862	Structured Asset Securities Corp Mortgage(f)		3.8730	08/25/33	94,754
612,189	Structured Asset Securities Corp Mortgage(f)		4.9520	06/25/34	591,255
11,175	Structured Asset Securities Corp Mortgage Loan(b),(c)		2.9150	10/25/36	10,544
144,750	Structured Asset Securities Corporation(f)		5.1650	02/25/34	134,341
508,783	TBW Mortgage-Backed Pass-Through Certificates		6.5000	04/25/36	366,489
1,290,499	TBW Mortgage-Backed Trust 2006-6(f)		6.1600	01/25/37	394,172
483,804	TBW Mortgage-Backed Trust Series 2006-2		6.0000	07/25/36	212,850
992,906	Terwin Mortgage Trust 2006-9HGA(c),(d)	US0001M + 0.560%	2.1840	10/25/37	399,008
343,869	Terwin Mortgage Trust 2007-6ALT(c),(d)	US0001M + 0.600%	2.2240	08/25/38	272,667

See accompanying notes which are an integral part of these financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 77.3% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 33.0% (Continued)
64,641	Thornburg Mortgage Securities Trust 2005-1(b)		2.2850	04/25/45	$62,473
148,247	Thornburg Mortgage Securities Trust 2007-3(d)	US0012M + 1.250%	4.7830	06/25/47	142,075
5,762,798	Voyager CBASS Delaware Trust(b),(c)		2.0840	02/26/37	167,207
15,643,532	Voyager CBASS Delaware Trust(b),(c)		2.0840	02/26/37	454,654
1,342,862	Voyager CNTYW Delaware Trust(b),(c)		1.6240	12/16/33	1,263,896
1,240,495	Voyager CNTYW Delaware Trust(b),(c)		1.5640	02/16/36	1,113,593
4,543,353	Voyager CNTYW Delaware Trust(b),(c)		1.5640	02/16/36	4,034,831
11,306,909	Voyager CNTYW Delaware Trust(b),(c)		1.5240	05/16/36	9,958,260
2,528,528	Voyager OPTONE Delaware Trust(a),(b),(c)		1.8740	02/25/38	725,111
336,970	Wachovia Mortgage Loan Trust, LLC Series 2005-A(b)		2.7950	08/20/35	324,640
1,843,143	Wachovia Mortgage Loan Trust, LLC Series 2005-A(b)		2.8640	08/20/35	1,722,433
91,675	Wachovia Mortgage Loan Trust, LLC Series 2006-A(b)		2.8580	05/20/36	89,499
29,337	Wachovia Mortgage Loan Trust, LLC Series 2006-A(b)		3.2130	05/20/36	28,538
607,962	Wachovia Mortgage Loan Trust, LLC Series 2007-A(b)		2.4500	03/20/37	554,488
139,218	WaMu Mortgage Backed Pass Through Certificates(b)		0.0001	12/19/39	128,242
47,480	WaMu Mortgage Backed Pass Through Certificates(b),(c)		0.0001	12/19/39	41,570
35,624	WaMu Mortgage Backed Pass Through Certificates(b),(c)		0.0001	12/19/39	30,568
27,644	WaMu Mortgage Backed Pass Through Certificates(b),(c)		0.0001	12/19/39	19,687
140,640	WaMu Mortgage Pass-Through Certificates Series(b)		2.4950	10/25/32	134,744
256,365	WaMu Mortgage Pass-Through Certificates Series		5.7500	01/25/33	241,028
461,791	WaMu Mortgage Pass-Through Certificates Series(b)		2.6140	02/25/33	434,667
192,294	WaMu Mortgage Pass-Through Certificates Series(b)		2.7370	06/25/33	181,955
31,536	WaMu Mortgage Pass-Through Certificates Series(b)		3.1890	06/25/33	30,227
1,135,143	WaMu Mortgage Pass-Through Certificates Series(b)		5.6500	06/25/33	553,796
116,555	WaMu Mortgage Pass-Through Certificates Series 2003-AR8-A		2.7410	08/25/33	114,094
163,130	WaMu Mortgage Pass-Through Certificates Series(b)		2.5280	09/25/33	125,172
805,900	WaMu Mortgage Pass-Through Certificates Series(b)		5.8990	01/25/34	827,038
80,399	WaMu Mortgage Pass-Through Certificates Series		5.5000	06/25/34	77,921
14,546	WaMu Mortgage Pass-Through Certificates Series		5.5000	07/25/34	14,321
59,739	WaMu Mortgage Pass-Through Certificates Series(b)		3.3310	10/25/36	54,676
257,812	WaMu Mortgage Pass-Through Certificates Series(b)		1.4790	11/25/41	219,628
96,479	WaMu Mortgage Pass-Through Certificates Series(d)	12MTA + 1.400%	1.8760	06/25/42	84,185
93,690	WaMu Mortgage Pass-Through Certificates Series(d)	12MTA + 1.400%	1.8760	06/25/42	83,229
186,960	WaMu Mortgage Pass-Through Certificates Series(d)	12MTA + 1.400%	1.8760	06/25/42	167,821

See accompanying notes which are an integral part of these financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 77.3% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 33.0% (Continued)
15,817	WaMu Mortgage Pass-Through Certificates Series(c),(d)	12MTA + 1.400%	1.8760	06/25/42	$10,327
72,214	WaMu Mortgage Pass-Through Certificates Series(d)	12MTA + 1.400%	1.8760	08/25/42	67,233
17,616	WaMu Mortgage Pass-Through Certificates Series(d)	12MTA + 1.400%	1.8760	08/25/42	9,167
2,068,253	WaMu Mortgage Pass-Through Certificates Series(d)	12MTA + 0.980%	1.4560	07/25/46	1,894,347
122,547	WaMu Pass Through Certificates Series 2002-AR12(b)		2.3250	10/25/32	117,769
75,375	WaMu Pass Through Certificates Series 2002-AR12(b)		2.3250	10/25/32	69,804
1,376,151	Washington Mutual Mortgage Pass-Through		5.5000	03/25/35	1,203,954
88,118	Washington Mutual Mortgage Pass-Through		5.5000	03/25/35	83,369
2,025,204	Washington Mutual Mortgage Pass-Through(d)	US0001M + 0.500%	2.1240	02/25/36	1,717,942
351,103	Washington Mutual Mortgage Pass-Through		6.0000	03/25/36	287,964
321,204	Washington Mutual Mortgage Pass-Through		6.0000	04/25/37	290,949
61,021	Washington Mutual Mortgage Pass-Through(d)	12MTA + 0.940%	1.4160	04/25/46	53,762
430,821	Washington Mutual Mortgage Pass-Through(d)	12MTA + 0.940%	1.4160	07/25/46	277,756
675,198	Washington Mutual Mortgage Pass-Through(d)	12MTA + 0.960%	1.4360	08/25/46	434,241
169,813	Washington Mutual Mortgage Pass-Through(d)	12MTA + 0.850%	1.3260	10/25/46	143,789
33,243	Washington Mutual MSC Mortgage Pass-Through(c)		6.5000	10/19/29	30,979
33,243	Washington Mutual MSC Mortgage Pass-Through(c)		6.5000	10/19/29	30,999
58,231	Washington Mutual MSC Mortgage Pass-Through(b)		2.8070	02/25/33	56,062
364,211	Washington Mutual MSC Mortgage Pass-Through(b),(c)		5.7670	02/25/33	79,245
161,251	Washington Mutual MSC Mortgage Pass-Through(b)		5.7500	03/25/33	101,732
41,839	Washington Mutual MSC Mortgage Pass-Through		5.7500	03/25/33	39,756
44,564	Washington Mutual MSC Mortgage Pass-Through		7.5000	04/25/33	42,963
697,143	Washington Mutual MSC Mortgage Pass-Through(b)		2.6650	05/25/33	666,803
716,186	Washington Mutual MSC Mortgage Pass-Through(b)		7.0000	07/25/33	622,094
2,258	Wells Fargo Alternative Loan 2007-PA2 Trust		5.5000	07/25/22	2,245
40,631	Wells Fargo Mortgage Backed Securities 2003-I(b)		2.4680	09/25/33	31,317
56,599	Wells Fargo Mortgage Backed Securities 2004-K(b)		2.6150	07/25/34	57,178
34,114	Wells Fargo Mortgage Backed Securities 2004-K(b)		2.6150	07/25/34	34,509
1,347	Wells Fargo Mortgage Backed Securities 2006-20		5.5000	07/25/22	1,347
					261,712,889
	HOME EQUITY — 12.5%
1,300,807	ABFC 2002-WF2 Trust		0.0000	11/25/29	1,301,309
151,837	ABFS Mortgage Loan Trust 2000-3(f)		8.1100	09/15/31	137,635
2,689,650	ABFS Mortgage Loan Trust 2002-1(f)		7.0100	12/15/32	2,369,493

See accompanying notes which are an integral part of these financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 77.3% (Continued)
	HOME EQUITY — 12.5% (Continued)
1,047,525	ABFS Mortgage Loan Trust 2003-1(d)	US0001M + 2.250%	3.5740	08/15/33	$1,003,422
375,167	Accredited Mortgage Loan Trust 2004-3(f)		6.0000	10/25/34	328,863
892,823	Accredited Mortgage Loan Trust 2005-1(d)	US0001M + 3.300%	4.9240	04/25/35	894,254
17,936	ACE Securities Corp Home Equity Loan Trust Series(d)	US0001M + 1.275%	2.8990	08/25/32	18,321
237,895	ACE Securities Corp Home Equity Loan Trust Series(d)	US0001M + 2.250%	3.8740	12/25/33	236,169
528,589	ACE Securities Corp Home Equity Loan Trust Series(c),(d)	US0001M + 5.250%	6.8740	07/25/34	486,187
1,531,310	ACE Securities Corp Home Equity Loan Trust Series(d)	US0001M + 3.500%	5.1240	05/25/35	1,536,645
8,536	ACE Securities Corp Home Equity Loan Trust Series(d)	US0001M + 0.070%	1.6940	11/25/36	3,856
226,541	ACE Securities Corp Home Equity Loan Trust Series(d)	US0001M + 0.180%	1.8040	02/25/37	104,475
105,499	ACE Securities Corp Home Equity Loan Trust Series(d)	US0001M + 1.875%	3.4990	11/25/50	106,322
482,688	Aegis Asset Backed Securities Trust Mortgage(d)	US0001M + 2.025%	3.6490	10/25/34	453,014
370,110	Aegis Asset Backed Securities Trust Mortgage Pass-(d)	US0001M + 3.150%	4.7740	09/25/34	364,429
43,095	AFC Home Equity Loan Trust(d)	US0001M + 0.720%	2.3440	09/22/28	42,224
770,710	AFC Trust Series 2000-2(d)	US0001M + 0.700%	2.3240	06/25/30	640,166
1,110,088	AFC Trust Series 2000-2(d)	US0001M + 0.790%	2.4140	06/25/30	927,177
149,712	AFC Trust Series 2000-3(c),(d)	US0001M + 0.640%	2.2640	10/25/30	139,932
835,514	AFC Trust Series 2000-3(c),(d)	US0001M + 0.750%	2.3740	10/25/30	776,098
1,122,437	Ameriquest Mort Sec Inc Asset Bk Pass Thr Cert Ser(d)	US0001M + 3.375%	4.9990	11/25/32	1,109,431
45,305	Ameriquest Mortgage Securities Asset-Backed(d)	US0001M + 2.850%	4.4740	08/25/32	44,255
186,636	Ameriquest Mortgage Securities Asset-Backed(d)	US0001M + 4.500%	3.3230	01/25/33	184,516
388,419	Ameriquest Mortgage Securities Inc Asset-Backed(d)	US0001M + 3.750%	2.9370	02/25/33	359,510
965,722	Amresco Residential Securities Corp Mort Loan(d)	US0001M + 0.750%	2.8740	11/25/29	914,533
51,394	Amresco Residential Securities Corp Mortgage Loan(f)		7.5010	10/25/27	51,365
762,597	Argent Securities Inc Asset-Backed Pass-Through(d)	US0001M + 5.625%	3.7490	09/25/33	676,915
1,742,768	Asset Backed Securities Corp Home Equity Loan(d)	US0001M + 5.250%	6.5740	01/15/33	1,607,487
7,748	Asset Backed Securities Corp Home Equity Loan(d)	US0001M + 0.080%	1.7040	05/25/37	5,177
292,144	Bayview Financial Asset Trust 2007-SSR1(c),(d)	US0001M + 0.800%	2.4240	03/25/37	280,373
172,574	Bayview Financial Asset Trust 2007-SSR1(c),(d)	US0001M + 1.150%	2.7740	03/25/37	167,838
82,655	Bayview Financial Mortgage Pass-Through(d)	US0001M + 2.850%	4.4830	08/28/44	82,867
373,896	Bear Stearns Asset Backed Securities I Trust(d)	US0001M + 1.755%	3.3790	09/25/34	365,349
9,082,000	Bear Stearns Asset Backed Securities I Trust 2004-1 BO1 M9a(d)	US0001M + 6.000%	7.6240	10/25/34	9,264,874
148,759	Bear Stearns Asset Backed Securities I Trust(d)	US0001M + 4.650%	4.9050	12/25/34	159,312
674,813	Bear Stearns Asset Backed Securities I Trust(d)	US0001M + 2.550%	4.1740	05/25/35	650,776
3,547,332	Bear Stearns Asset Backed Securities I Trust 2005-TC M*(c),(d)	US0001M + 4.500%	4.5080	08/25/35	3,616,210

See accompanying notes which are an integral part of these financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 77.3% (Continued)
	HOME EQUITY — 12.5% (Continued)
1,395,447	Bear Stearns Asset Backed Securities I Trust(d)	US0001M + 0.615%	2.2390	02/25/36	$1,596,077
5,770,261	Bear Stearns Asset Backed Securities I Trust(d)	US0001M + 0.450%	2.0740	06/25/36	4,945,783
277,664	Bear Stearns Asset Backed Securities I Trust(d)	US0001M + 0.270%	1.8940	01/25/37	901,534
21,500	Bear Stearns Second Lien Trust 2007-1(d)	US0001M + 0.440%	2.0640	08/25/37	19,988
502,578	Bond Securitization Trust 2003-1(b)		0.0000	10/25/34	447,294
140,977	Centex Home Equity Loan Trust 2004-C(d)	US0001M + 0.795%	2.4190	06/25/34	131,457
332,914	Centex Home Equity Loan Trust 2004-D(f)		6.0600	09/25/34	322,675
466,300	Citigroup Mortgage Loan Trust 2007-OPX1(f)		5.8630	01/25/37	228,874
2,301,000	Citigroup Mortgage Loan Trust, Inc.(d)	US0001M + 4.500%	6.1240	12/25/33	2,351,105
95,536	Contimortgage Home Equity Loan Trust 1996-4(d)	US0001M + 0.480%	1.8040	01/15/28	80,657
163	Countrywide Asset-Backed Certificates(b)		5.0910	05/25/32	160
7	Countrywide Asset-Backed Certificates(b)		5.8340	07/25/34	7
38,953	Countrywide Asset-Backed Certificates(f)		5.2520	02/25/35	38,874
629,975	Countrywide Home Equity Loan Trust(d)	US0001M + 0.150%	1.0250	11/15/36	497,245
28,823	Countrywide Home Equity Loan Trust(d)	US0001M + 0.150%	1.0250	11/15/36	26,066
712,963	Credit Suisse First Boston Mortgage Securities(d)	US0001M + 0.740%	2.3640	08/25/32	673,304
578,775	Credit Suisse First Boston Mortgage Securities(d)	US0001M + 3.250%	3.3050	04/25/34	530,492
44,823	CWABS Revolving Home Equity Loan Trust Series(d)	US0001M + 0.280%	1.6040	02/15/34	44,157
91,260	CWABS Revolving Home Equity Loan Trust Series(d)	US0001M + 0.280%	1.6040	02/15/34	86,535
2,296,723	CWHEQ Home Equity Loan Trust Series 2006-S5		6.1550	06/25/35	2,833,849
518,153	CWHEQ Revolving Home Equity Loan Trust Series(d)	US0001M + 0.240%	1.5640	02/15/36	490,610
820,516	CWHEQ Revolving Home Equity Loan Trust Series(d)	US0001M + 0.340%	1.6640	02/15/36	774,202
1,046,693	CWHEQ Revolving Home Equity Loan Trust Series(d)	US0001M + 0.200%	1.5240	05/15/36	987,696
63,573	CWHEQ Revolving Home Equity Loan Trust Series(d)	US0001M + 0.140%	1.4640	01/15/37	58,232
441,574	EquiFirst Mortgage Loan Trust 2004-2(d)	US0001M + 1.875%	3.4990	10/25/34	435,441
323,889	FirstCity Capital Home Equity Loan Trust 1998-2(c),(d)	US0001M + 0.800%	2.4240	01/25/29	313,472
353,758	FirstCity Capital Home Equity Loan Trust 1998-2(c)		6.9900	01/25/29	353,681
242,635	GMACM Home Equity Loan Trust 2004-HE1(d)	US0001M + 0.500%	0.6080	06/25/34	235,902
474,953	GMACM Home Equity Loan Trust 2004-HE1(c),(d)	US0001M + 0.500%	0.6080	06/25/34	461,773
131,893	GMACM Home Equity Loan Trust 2004-HE3(c),(d)	US0001M + 0.500%	2.1240	10/25/34	132,515
15,178	GMACM Home Equity Loan Trust 2005-HE1(c),(d)	US0001M + 0.500%	2.1240	08/25/35	9,565
1,397,342	GMACM Home Equity Loan Trust 2007-HE2(d)	US0001M + 0.140%	1.7640	12/25/37	1,330,250
1,060,314	GMACM Home Equity Loan Trust 2007-HE2(f)		7.4240	12/25/37	1,080,050
545,344	GMACM Mortgage Loan Trust 2004-GH1(f)		5.5000	07/25/35	338,385

See accompanying notes which are an integral part of these financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 77.3% (Continued)
	HOME EQUITY — 12.5% (Continued)
102,851	GSAA Home Equity Trust 2005-2(d)	US0001M + 2.175%	3.7990	12/25/34	$136,858
2,966,872	GSAA Home Equity Trust 2005-5(d)	US0001M + 2.550%	4.1740	02/25/35	2,833,579
17,334	GSAA Trust 2004-3(f)		6.2200	04/25/34	16,962
44,605	Home Equity Asset Trust(d)	US0001M + 1.500%	3.1240	03/25/33	43,794
160,222	Home Equity Asset Trust(d)	US0001M + 4.750%	6.3740	06/25/33	1,179,916
96,264	Home Equity Asset Trust(d)	US0001M + 3.250%	4.8740	04/25/34	143,650
18,412	Home Equity Asset Trust 2002-2(d)	US0001M + 2.600%	4.2240	06/25/32	30,224
274,764	Home Equity Loan Trust 2006-HSA3(d)	US0001M + 0.130%	1.7540	05/25/36	270,302
196,997	Home Equity Mortgage Loan Asset-Backed Trust(d)	US0001M + 1.425%	3.0490	10/25/33	183,520
88,634	Home Equity Mortgage Loan Asset-Backed Trust(d)	US0001M + 2.025%	3.6490	07/25/34	86,661
629,413	Home Equity Mortgage Trust 2007-1(d)	US0001M + 0.340%	1.9640	05/25/37	599,745
625,869	Imc Home Equity Loan Trust 1998-3(f)		5.4320	08/20/29	643,806
107,333	IMC Home Equity Loan Trust 1998-5(f)		5.8440	12/20/29	104,355
55,091	Irwin Home Equity Loan Trust 2004-1(d)	US0001M + 1.875%	3.4990	12/25/34	54,092
673,926	Irwin Home Equity Loan Trust 2006-P1(c),(d)	US0001M + 0.280%	1.9040	12/25/36	643,634
800,455	Irwin Home Equity Loan Trust 2006-P1(c),(f)		6.3000	06/25/37	788,697
11,206	IXIS Real Estate Capital Trust 2005-HE4(d)	US0001M + 0.630%	2.2540	02/25/36	11,606
241,914	MAFI II Remic Trust 1999-A(b),(c)		8.0000	03/20/25	232,193
217,493	Mastr Asset Backed Securities Trust 2003-NC1(d)	US0001M + 5.250%	3.9890	04/25/33	219,043
83,150	Mastr Asset Backed Securities Trust 2003-WMC2(d)	US0001M + 2.475%	4.0990	08/25/33	81,727
821,114	Mastr Asset Backed Securities Trust 2005-NC2(d)	US0001M + 0.500%	2.1240	11/25/35	523,873
1,314,565	Mastr Asset Backed Securities Trust 2005-NC2(d)	US0001M + 0.700%	2.3240	11/25/35	838,910
55,334	Meritage Mortgage Loan Trust 2003-1(d)	US0001M + 2.325%	3.9490	11/25/33	52,321
927,752	Merrill Lynch Mortgage Investors Trust Series(d)	US0001M + 3.075%	4.6990	10/25/35	882,015
5,693,290	Merrill Lynch Mortgage Investors Trust Series(c),(d)	US0001M + 1.125%	2.7490	08/25/36	6,264,898
126,479	Morgan Stanley A.B.S Capital I Inc Trust 2003-NC8(d)	US0001M + 3.150%	4.7740	09/25/33	124,976
2,153	Morgan Stanley A.B.S Capital I Inc Trust 2007-HE4(d)	US0001M + 0.110%	1.7340	02/25/37	728
59,890	Morgan Stanley Dean Witter Capital I Inc Trust(d)	US0001M + 2.100%	3.7240	02/25/32	59,583
112,851	Morgan Stanley Dean Witter Capital I Inc Trust(d)	US0001M + 3.300%	4.9240	02/25/32	472,611
91,206	Morgan Stanley Dean Witter Capital I Inc Trust(d)	US0001M + 5.625%	7.2490	02/25/33	654,425
1,642,789	Morgan Stanley Dean Witter Capital I Inc Trust(d)	US0001M + 5.625%	7.2490	02/25/33	1,680,269
207,741	Morgan Stanley Mortgage Loan Trust 2005-8SL(d)	US0001M + 0.735%	2.3590	11/25/35	403,409
105,171	Morgan Stanley Mortgage Loan Trust 2006-16AX(d)	US0001M + 0.340%	1.9640	11/25/36	36,125
2,611,223	Morgan Stanley Mortgage Loan Trust 2007-10XS(b)		6.2500	02/25/37	1,895,059

See accompanying notes which are an integral part of these financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 77.3% (Continued)
	HOME EQUITY — 12.5% (Continued)
4,469,863	Morgan Stanley Mortgage Loan Trust 2007-8XS(b)		6.0000	04/25/37	$3,176,053
297,720	New Century Home Equity Loan Trust 2003-6(d)	US0001M + 1.080%	2.7040	01/25/34	287,634
4,481	New Century Home Equity Loan Trust Series 2003-5(b)		4.8580	11/25/33	4,437
45,233	New Century Home Equity Loan Trust Series 2003-5(f)		6.0000	11/25/33	44,341
691,151	NovaStar Mortgage Funding Trust Series 2003-2(d)	US0001M + 2.775%	4.3990	09/25/33	697,721
228,059	Option One Mortgage Loan Trust 2004-1(d)	US0001M + 1.650%	3.2740	01/25/34	222,690
178,972	Option One Mortgage Loan Trust 2004-1(d)	US0001M + 2.475%	4.0990	01/25/34	161,240
379,968	Option One Mortgage Loan Trust 2004-2(d)	US0001M + 1.575%	3.1990	05/25/34	395,376
104,819	Option One Mortgage Loan Trust 2004-2(d)	US0001M + 3.000%	4.6240	05/25/34	97,304
1,031,451	Option One Mortgage Loan Trust 2007-FXD1(f)		5.8660	01/25/37	883,484
350,992	Option One Mortgage Loan Trust 2007-FXD2(f)		6.1020	03/25/37	326,517
162,778	RAAC Series 2004-SP1 Trust(f)		6.1180	03/25/34	159,481
12,119	RASC Series 2003-KS4 Trust(f)		4.6700	06/25/33	12,115
2,742,835	RASC Series 2004-KS11 Trust(d)	US0001M + 1.000%	3.1240	12/25/34	2,928,075
67,659	Renaissance Home Equity Loan Trust 2002-4(f)		7.5720	03/25/33	53,243
155,154	Renaissance Home Equity Loan Trust 2004-3(f)		5.3240	11/25/34	143,733
230,794	Renaissance Home Equity Loan Trust 2005-4(f)		5.8250	02/25/36	218,065
20,093	Saco I Trust 2007-1(d)	US0001M + 0.320%	1.9440	01/25/37	20,247
40,917	Saco I Trust 2007-2(d)	US0001M + 0.320%	1.9440	02/25/37	40,178
2,132,200	Saxon Asset Securities Trust 2001-2(d)	US0001M + 0.795%	2.4190	03/25/31	1,873,057
32,497,631	Soundview Home Loan Trust 2007-OPT4(a),(b)		0.5800	09/25/37	683,731
477,796	Structured Asset Securities Corp Mortgage Pass-Through		3.3750	08/25/31	470,587
225,000	Structured Asset Securities Corp Pass-Through		0.0000	02/25/32	547,814
362,134	Terwin Mortgage Trust 2004-1HE(c),(d)	US0001M + 2.475%	4.0990	02/25/34	324,355
2,299,763	Terwin Mortgage Trust 2004-21HE(c),(d)	US0001M + 2.625%	4.2490	12/25/34	2,209,675
1,148,078	Terwin Mortgage Trust 2006-4SL(b),(c)		0.1320	05/25/37	623,775
1,704,285	Terwin Mortgage Trust 2006-6(b),(c)		0.2070	07/25/37	729,894
4,512,148	Truman Capital Mortgage Loan Trust(c),(d)	US0001M + 4.650%	6.2740	11/25/32	4,011,979
14,600	United National Home Loan Owner Trust 1999-1(f)		6.9100	03/25/25	14,512
40,213	Wells Fargo Home Equity Asset-Backed Securities(b)		4.9800	04/25/34	40,243
140,136	Wells Fargo Home Equity Asset-Backed Securities(d)	US0001M + 2.820%	4.4440	10/25/34	138,324
693,175	Wells Fargo Home Equity Asset-Backed Securities(d)	US0001M + 2.550%	4.1740	04/25/35	669,293
					98,571,425

See accompanying notes which are an integral part of these financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 77.3% (Continued)
	MANUFACTURED HOUSING — 2.9%
416,168	ACE Securities Corp Manufactured Housing Trust(c),(e)		0.0000	08/15/30	$352,915
864,053	BCMSC Trust 1998-C(b)		7.5100	01/15/29	789,601
731,888	BCMSC Trust 1999-B(b)		6.9750	12/15/29	115,978
611,382	BCMSC Trust 1999-B(b)		7.1800	12/15/29	99,730
4,944,914	BCMSC Trust 1999-B(b)		7.4400	12/15/29	835,833
737,790	BCMSC Trust 1999-B(b)		7.8500	12/15/29	131,580
2,193,137	Conseco Finance Corporation(b)		7.0200	10/15/27	2,091,663
319,929	Conseco Finance Corporation(b)		7.5300	03/15/28	307,724
2,657,002	Conseco Finance Corporation(b)		7.5400	06/15/28	2,688,380
4,059,918	Conseco Finance Corporation(b)		7.2400	11/15/28	3,929,814
405,894	Conseco Finance Corporation(b)		6.9400	12/01/28	385,097
2,977,520	Conseco Finance Corporation(b)		7.5000	03/01/30	1,349,495
233,956	Deutsche Financial Capital Securitization, LLC		6.8000	04/15/28	235,480
2,211,756	Deutsche Financial Capital Securitization, LLC		7.2750	04/15/28	2,086,879
10,450	MERIT Securities Corporation(f)		7.6300	07/28/33	10,448
1,134,153	Morgan Stanley Resecuritization Trust 2015-R7(b),(c)		7.0600	02/26/29	1,107,670
10,574	Oakwood Mortgage Investors, Inc.		7.7500	08/15/27	10,166
723,869	Oakwood Mortgage Investors, Inc.(b)		7.3250	02/15/28	713,158
1,333,906	Oakwood Mortgage Investors, Inc.(c)		7.4150	01/15/29	1,300,350
1,100,151	Oakwood Mortgage Investors, Inc.		8.4900	10/15/30	1,064,467
159,489	Oakwood Mortgage Investors, Inc.(b)		5.2600	08/15/31	88,636
45,511	Oakwood Mortgage Investors, Inc.(b)		5.1900	06/15/32	44,907
2,192,288	Origen Manufactured Housing Contract Trust 2006-A(b)		2.7050	10/15/37	2,023,686
1,146,202	Origen Manufactured Housing Contract Trust 2007-A(b)		3.4850	04/15/37	1,069,499
22,896	UCFC Manufactured Housing Contract		6.2270	01/15/30	22,915
					22,856,071
	NON AGENCY CMBS — 15.0%
1,668,895	BAMLL Re-REMIC Trust 2016-RRGG10(b),(c)		6.0250	08/10/45	534,047
711,763	Banc of America Commercial Mortgage Trust 2006-4(b)		5.7540	07/10/46	655,356
7,149,923	Banc of America Commercial Mortgage Trust 2007-1(b)		5.5230	01/15/49	3,512,273
36,759	Bayview Commercial Asset Trust 2004-3(c),(d)	US0001M + 1.500%	3.1240	01/25/35	36,584
327,804	Bayview Commercial Asset Trust 2005-3(c),(d)	US0001M + 1.650%	3.2740	11/25/35	296,274
150,338	Bayview Commercial Asset Trust 2006-2(c),(d)	US0001M + 1.305%	2.9290	07/25/36	137,125
310,916	Bear Stearns Asset Backed Securities Trust 2003-3(d)	US0001M + 1.230%	2.8540	06/25/43	309,474

See accompanying notes which are an integral part of these financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 77.3% (Continued)
	NON AGENCY CMBS — 15.0% (Continued)
12,007	Bear Stearns Commercial Mortgage Securities Trust 2007-T26 AJ(b)		5.5660	01/12/45	$11,921
2,064,678	CD 2005-CD1 Commercial Mortgage Trust(b),(c)		5.3710	07/15/44	2,061,932
1,760,750	CD 2007-CD5 Mortgage Trust(b),(c)		6.5820	11/15/44	1,749,833
15,707,117	CFCRE Commercial Mortgage Trust 2017-C8 X-A(a),(b)		1.6470	06/15/50	877,382
3,401,495	CG-CCRE Commercial Mortgage Trust 2014-FL1(c),(d)	US0001M + 1.150%	2.4740	06/15/31	3,309,810
33,775,193	Citigroup Commercial Mortgage Trust 2014-GC23(a),(b)		1.0580	07/10/47	526,673
1,639,864	COMM 2010-C1 Mortgage Trust(b),(c)		5.9850	07/10/46	1,612,007
12,707	COMM 2012-LC4 Mortgage Trust(b)		4.9340	12/10/44	12,689
2,000,000	COMM 2013-LC13 Mortgage Trust(b),(c)		5.4250	08/10/46	1,824,894
108,610,000	COMM 2014-CCRE19 Mortgage Trust(a),(b),(c)		0.0001	08/10/47	62,179
21,414,013	COMM 2015-LC21 Mortgage Trust Series 2015-LC21 Class X-A(a),(b)		0.8100	07/10/48	342,671
3,393	Credit Suisse Commercial Mortgage Trust Series(b),(c)		5.7920	01/15/49	3,397
2,935,145	CSMC 2014-USA OA, LLC(a),(b),(c)		0.6860	09/15/37	41,713
2,080,000	CSMC Trust 2017-CHOP(c),(d)	US0001M + 4.350%	5.6740	07/15/32	1,914,244
2,261,111	DBUBS 2011-LC3 Mortgage Trust Series 2011-LC3A D(b),(c)		5.5490	08/10/44	2,168,987
2,255,826	Greenwich Capital Commercial Mortgage Trust(b),(c)		5.9280	03/18/49	1,354,398
3,021,419	GS Mortgage Securities Corporation II(c),(d)	US0001M + 1.550%	3.1240	09/15/31	2,664,198
704,380	GS Mortgage Securities Corporation II(c),(d)	US0001M + 2.750%	4.3240	09/15/31	564,781
310,434	GS Mortgage Securities Trust 2010-C1(c)		5.1480	08/10/43	305,063
3,000,000	GS Mortgage Securities Trust 2010-C1(b),(c)		5.6350	08/10/43	2,737,931
9,456,000	GS Mortgage Securities Trust 2010-C1(b),(c)		6.5660	08/10/43	6,562,024
952,393	GS Mortgage Securities Trust 2011-GC5(b),(c)		5.2090	08/10/44	947,098
481,000	GS Mortgage Securities Trust 2011-GC5(b),(c)		5.3020	08/10/44	204,906
1,000,000	Harvest Commercial Capital Loan Trust 2020-1(b),(c)		5.9640	04/25/52	886,177
159,272	Impac CMB Trust Series 2004-8(d)	US0001M + 1.575%	3.1990	08/25/34	150,764
9,430,305	JP Morgan Chase Commercial Mortgage Securities(c)		3.9100	05/05/30	7,544,244
675,413	JP Morgan Chase Commercial Mortgage Securities(b),(c)		6.6000	07/12/35	673,825
7,442,679	JP Morgan Chase Commercial Mortgage Securities 2010-C2 D(b),(c)		5.8610	11/15/43	7,433,376
2,100,000	JP Morgan Chase Commercial Mortgage Securities(b),(c)		5.8610	11/15/43	1,765,873
1,530,202	JP Morgan Chase Commercial Mortgage Securities(b)		5.4890	12/12/43	1,078,352
119,058	JP Morgan Chase Commercial Mortgage Securities(b),(c)		5.1140	05/15/45	91,311
1,371,115	JP Morgan Chase Commercial Mortgage Securities(b),(c)		5.0130	02/15/46	1,314,786
5,000,000	JP Morgan Chase Commercial Mortgage Securities(b),(c)		5.3600	02/15/46	4,754,274

See accompanying notes which are an integral part of these financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 77.3% (Continued)
	NON AGENCY CMBS — 15.0% (Continued)
5,378,000	JP Morgan Chase Commercial Mortgage Securities(b),(c)		5.7080	02/15/46	$3,923,815
107,000	JP Morgan Chase Commercial Mortgage Securities(b)		4.3030	04/15/46	80,144
6,456	JP Morgan Chase Commercial Mortgage Securities(b),(c)		5.6040	07/15/46	6,434
2,058,000	JP Morgan Chase Commercial Mortgage Securities(b),(c)		5.7420	07/15/46	2,003,052
12,178,564	JP Morgan Chase Commercial Mortgage Securities 2006-LDP9 A-MS		5.3370	05/15/47	11,188,861
25,041	JP Morgan Chase Commercial Mortgage Securities(b)		6.7220	02/15/51	22,329
11,700,413	JP Morgan Chase Commercial Mortgage Securities(b)		7.0510	02/15/51	11,438,724
4,355,000	LBSBC NIM Company 2005-2(c)		5.5000	09/27/30	4,328,848
745,451	LBSBC NIM Company 2005-2(c)		7.8600	09/27/30	744,315
100	LBSBN 2005-2A PS		0.0000	09/27/30	1,855,000
6,472,898	LB-UBS Commercial Mortgage Trust 2006-C6(b)		5.4520	09/15/39	2,653,888
13,208	Merrill Lynch Mortgage Investors Trust Series(b),(c)		6.2500	11/15/26	13,271
66,303	Merrill Lynch Mortgage Trust 2005-CKI1(b),(c)		5.3420	11/12/37	32,623
323,253	Merrill Lynch Mortgage Trust 2006-C1(b)		6.5690	05/12/39	303,396
718,603	ML-CFC Commercial Mortgage Trust 2007-9(b)		6.1930	09/12/49	703,466
325,824	ML-CFC Commercial Mortgage Trust 2007-9(b)		6.2220	09/12/49	315,316
2,641,326	Morgan Stanley Capital I Trust 2006-TOP21(b),(c)		5.6580	10/12/52	2,788,375
142,101	Morgan Stanley Capital I Trust 2011-C2 D(b),(c)		5.3850	06/15/44	135,137
545,000	Morgan Stanley Capital I Trust 2011-C2(b),(c)		5.3850	06/15/44	436,000
991,000	Morgan Stanley Capital I Trust 2011-C3(b),(c)		5.2540	07/15/49	953,105
198,000	Morgan Stanley Capital I Trust 2011-C3(b),(c)		5.2540	07/15/49	174,762
1,787,950	Morgan Stanley Capital I Trust 2011-C3(b),(c)		5.2540	07/15/49	1,251,847
384,000	Morgan Stanley Capital I Trust 2011-C3(b),(c)		5.2540	07/15/49	203,043
3,000,000	ReadyCap Commercial Mortgage Trust 2018-4(b),(c)		5.1990	02/27/51	2,661,210
8,000,000	TMSQ 2014-1500 Mortgage Trust(a),(b),(c)		0.2830	10/10/36	28,680
22,807	UBS Commercial Mortgage Trust 2012-C1(b),(c)		6.6590	05/10/45	22,698
296,000	UBS-Citigroup Commercial Mortgage Trust 2011-C1 D(b),(c)		6.6630	01/10/45	260,510
265,000	UBS-Citigroup Commercial Mortgage Trust 2011-C1 E(b),(c)		6.6630	01/10/45	106,407
1,659,450	Wachovia Bank Commercial Mortgage Trust Series(b),(c)		5.3100	01/15/41	1,648,629
1,240,287	Wachovia Bank Commercial Mortgage Trust Series(b),(c)		5.2740	10/15/44	1,169,854
1,479,000	WFRBS Commercial Mortgage Trust 2011-C4(b),(c)		5.0260	06/15/44	1,305,497
225,000	WFRBS Commercial Mortgage Trust 2013-C11(b),(c)		4.3710	03/15/45	216,966
4,820,408	WFRBS Commercial Mortgage Trust 2014-C19(a),(b)		1.1420	03/15/47	52,716

See accompanying notes which are an integral part of these financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 77.3% (Continued)
	NON AGENCY CMBS — 15.0% (Continued)
3,000,000	X-Caliber Funding, LLC(c),(d)	US0001M + 3.000%	4.0000	01/06/26	$2,918,092
					118,981,856
	OTHER ABS — 0.6%
106,121	AFC Trust Series 2000-4(c),(d)	US0001M + 0.770%	2.3940	01/25/31	100,469
2,111,717	Legal Fee Funding 2006-1, LLC(c)		8.0000	07/20/36	2,135,474
177,722	Oakwood Mortgage Investors, Inc.(b),(c)		8.4500	10/15/26	176,199
2,269,169	PEAR 2020-1, LLC(c)		3.7500	12/15/32	2,207,555
					4,619,697
	RESIDENTIAL MORTGAGE — 10.0%
992,136	Ameriquest Mortgage Securities Asset-Backed(d)	US0001M + 2.760%	4.3840	05/25/34	907,309
479,725	Bear Stearns Asset Backed Securities Trust(d)	US0001M + 0.900%	2.5240	12/25/33	455,833
1,788,000	Bear Stearns Asset Backed Securities Trust(d)	US0001M + 2.250%	3.8740	04/25/36	1,693,618
29,420	Bear Stearns Asset Backed Securities Trust(b)		2.6900	07/25/36	29,150
90,152	Bear Stearns Asset Backed Securities Trust		5.5000	08/25/36	89,908
331,786	Bear Stearns Asset Backed Securities Trust(d)	12MTA + 0.980%	1.4560	10/25/36	121,838
350,020	Bear Stearns Asset Backed Securities Trust		6.0000	10/25/36	205,846
277,237	Bear Stearns Asset Backed Securities Trust(d)	US0001M + 3.150%	4.7740	11/25/39	260,706
902,000	Bear Stearns Asset Backed Securities Trust(d)	US0001M + 3.150%	4.7740	12/25/42	925,184
550,000	Bear Stearns Asset Backed Securities Trust(d)	US0001M + 3.150%	4.7740	12/25/42	569,374
39,341	Bear Stearns Asset Backed Securities Trust(e)		0.0000	09/25/46	28,700
186,301	Bear Stearns Asset Backed Securities Trust		5.5000	09/25/46	169,589
2,987,000	Bear Stearns Asset Backed Securities Trust 2006-2(d)	US0001M + 2.625%	4.2490	07/25/36	2,937,979
144,312	Carrington Mortgage Loan Trust Series 2005-FRE1(d)	US0001M + 0.705%	2.3290	12/25/35	144,193
939,259	Chase Funding Trust Series 2003-6(d)	US0001M + 0.750%	2.3740	11/25/34	942,995
59,918	Chase Funding Trust Series 2003-6(f)		4.9040	11/25/34	58,067
1,205	Citicorp Residential Mortgage Trust Series 2007-2(f)		4.8380	06/25/37	1,203
146,393	Citigroup Mortgage Loan Trust, Inc.(d)	US0001M + 2.625%	4.2490	11/25/34	830,415
7,115	Citigroup Mortgage Loan Trust, Inc.(f)		6.0300	11/25/34	7,157
452,008	Countrywide Asset-Backed Certificates(d)	US0001M + 2.625%	4.2490	10/25/33	443,481
1,306,679	Countrywide Asset-Backed Certificates(d)	US0001M + 0.660%	2.2840	11/25/33	1,184,321
39,973	Countrywide Asset-Backed Certificates(c),(f)		5.5000	08/25/35	39,722
665,653	Countrywide Asset-Backed Certificates(f)		4.0270	01/25/37	542,960
1,011,019	Countrywide Asset-Backed Certificates(d)	US0001M + 0.500%	2.1240	05/25/37	845,327
10,312	Credit-Based Asset Servicing and Securitization,(b),(c)		4.8070	02/03/29	7,982

See accompanying notes which are an integral part of these financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 77.3% (Continued)
	RESIDENTIAL MORTGAGE — 10.0% (Continued)
26,620	Credit-Based Asset Servicing and Securitization,(d)	US0001M + 2.850%	4.4740	06/25/32	$26,620
254,755	Credit-Based Asset Servicing and Securitization,(d)	US0001M + 2.100%	3.7240	12/25/33	254,720
303,607	Credit-Based Asset Servicing and Securitization,(f)		3.0090	12/25/36	257,136
732,095	Credit-Based Asset Servicing and Securitization,(c),(d)	US0001M + 0.460%	2.0840	02/25/37	551,225
571,000	Credit-Based Asset Servicing and Securitization,(c),(f)		4.7020	12/25/37	598,849
1,886,131	Credit-Based Asset Servicing and Securitization,(c),(d)	US0001M + 3.000%	4.6240	05/25/50	1,927,769
553,042	CSFB Mortgage-Backed Pass-Through Certificates(d)	US0001M + 4.000%	5.6240	02/25/32	554,304
302,376	CWABS Asset-Backed Certificates Trust 2004-13(b)		4.6350	01/25/35	195,700
470	CWABS Asset-Backed Certificates Trust 2005-1 Class AF-5A(f)		5.1590	07/25/35	468
57,212	CWABS Asset-Backed Certificates Trust 2005-16(b)		4.4220	05/25/36	56,434
284,201	CWABS Asset-Backed Certificates Trust 2005-17(f)		3.8540	05/25/36	236,515
390,660	Equity One Mortgage Pass-Through Trust 2002-1(b)		6.2820	08/25/32	368,842
1,137,532	Fannie Mae Grantor Trust 2004-T5(b)		1.5460	05/28/35	1,031,766
209,469	Finance America Mortgage Loan Trust 2004-3(d)	US0001M + 0.945%	2.5690	11/25/34	196,420
195,762	Finance America Mortgage Loan Trust 2004-3(d)	US0001M + 1.020%	2.6440	11/25/34	180,672
265,313	First Franklin Mortgage Loan Trust 2003-FFB(b)		0.0000	02/25/33	245,000
159,222	First Franklin Mortgage Loan Trust 2004-FF2(d)	US0001M + 1.500%	3.1240	03/25/34	148,134
769,760	First Franklin Mortgage Loan Trust 2004-FFA(c)		0.0000	03/25/24	760,871
2,138,765	Fremont Home Loan Trust 2002-2(d)	US0001M + 1.725%	3.3490	10/25/33	2,110,192
35,506	Fremont Home Loan Trust 2004-B(d)	US0001M + 3.000%	4.6240	05/25/34	35,421
32,734	Fremont Home Loan Trust 2005-A(d)	US0001M + 0.735%	2.3590	01/25/35	31,888
38,891	GSAMP Trust 2003-SEA2(f)		5.4210	07/25/33	36,695
105,581	GSAMP Trust 2004-HE1(d)	US0001M + 0.825%	2.4490	05/25/34	96,957
811,324	GSRPM Mortgage Loan Trust Series 2004-1(c),(d)	US0001M + 3.750%	5.3740	09/25/42	811,895
571,144	Lehman XS Trust 2007-3(d)	US0001M + 0.320%	1.9440	03/25/37	482,092
3,487,106	Lehman XS Trust Series 2005-4(d)	US0001M + 0.750%	2.3740	10/25/35	4,597,688
4,624,284	Long Beach Mortgage Loan Trust 2005-WL1(d)	US0001M + 0.975%	2.5990	06/25/45	4,795,607
1,696,886	Merrill Lynch Mortgage Investors Trust Series(d)	US0001M + 4.275%	5.8990	02/25/34	1,472,772
2,287,519	Morgan Stanley A.B.S Capital I Inc Trust 2005-WMC2(d)	US0001M + 0.705%	2.3290	02/25/35	2,298,787
1,559,643	Park Place Securities Inc Asset-Backed(d)	US0001M + 1.650%	3.2740	12/25/34	1,578,417
147,358	PFCA Home Equity Investment Trust(b),(c)		4.4830	01/22/35	141,498
276,328	PFCA Home Equity Investment Trust(b),(c)		3.6580	08/25/35	244,504
3,080,000	RAAC Series 2005-RP2 Trust(c),(d)	US0001M + 2.000%	4.6240	06/25/35	3,007,092
8,103,518	RAAC Series 2005-SP3 Trust		0.0000	12/25/35	7,560,000

See accompanying notes which are an integral part of these financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 77.3% (Continued)
	RESIDENTIAL MORTGAGE — 10.0% (Continued)
2,759,324	RAAC Series 2006-RP1 Trust(c),(d)	US0001M + 1.875%	3.4990	10/25/45	$2,730,817
4,000,000	RAAC Series 2006-RP4 Trust(d)	US0001M + 1.500%	3.8740	01/25/46	3,795,686
4,638,000	RAAC Series 2006-RP4 Trust(d)	US0001M + 2.000%	4.6240	01/25/46	4,332,072
1,648,833	RAAC Series 2006-SP1 Trust(d)	US0001M + 0.825%	2.4490	09/25/45	1,354,846
414,059	RAMP Series 2003-RS10 Trust(d)	US0001M + 1.700%	4.1740	11/25/33	395,629
650,166	RAMP Series 2003-RS7 Trust(d)	US0001M + 1.800%	4.3240	08/25/33	600,547
659,948	RAMP Series 2004-SL3 Trust		8.5000	12/25/31	359,371
187,717	RAMP Series 2006-RS6 Trust(d)	US0001M + 0.540%	2.1640	11/25/36	162,735
3,353	RASC Series 2006-KS9 Trust(d)	US0001M + 0.160%	1.7840	11/25/36	5,939
743,211	RFSC Series 2002-RP2 Trust(c),(d)	US0001M + 1.500%	3.1240	10/25/32	720,087
258,513	RFSC Trust(c),(d)	US0001M + 0.860%	2.4840	03/25/33	251,007
81,774	SACO I Trust 2005-WM2(d)	US0001M + 0.825%	2.4490	07/25/35	81,017
61,577	SACO I Trust 2006-6(d)	US0001M + 0.260%	1.8840	06/25/36	59,963
576,011	Sail Net Interest Margin Notes(c)		7.0000	07/27/33	1,843,235
3,274,960	SASCO ARC NIM 2003-5 20330627(c)		6.0000	06/27/33	3,366,888
416,116	Soundview Home Loan Trust 2004-1(d)	US0001M + 1.020%	2.6440	07/25/34	419,956
95,493	Soundview Home Loan Trust 2004-1(d)	US0001M + 2.925%	4.5490	07/25/34	89,569
930,065	Soundview Home Loan Trust 2004-1(d)	US0001M + 4.875%	6.4990	07/25/34	852,423
2,379,243	Structured Asset Investment Loan Trust 2004-8(d)	US0001M + 3.750%	5.3740	09/25/34	2,354,315
584,042	Structured Asset Securities Corp Mortgage(f)		6.0500	03/25/34	577,118
51,407	Structured Asset Securities Corp Mortgage Loan(d)	US0001M + 1.500%	2.5620	02/25/35	51,174
475,439	Structured Asset Securities Corp Mortgage Loan(d)	US0001M + 0.630%	2.2540	05/25/35	460,296
470,541	Structured Asset Securities Corp Mortgage Loan(d)	US0001M + 0.945%	2.5690	05/25/35	437,565
357,135	Structured Asset Securities Corp Mortgage Loan(d)	US0001M + 0.990%	2.6140	05/25/35	326,499
145,141	Structured Asset Securities Corp Mortgage Loan(d)	US0001M + 1.650%	3.2740	05/25/35	134,574
19,193	Structured Asset Securities Corp Mortgage Loan(d)	US0001M + 0.435%	2.0590	06/25/35	19,097
3,862,349	Washington Mutural Asset-Backed Certificates WMABS(d)	US0001M + 0.155%	1.7790	10/25/36	3,079,899
					79,198,131
	WHOLE BUSINESS — 0.2%
2,000,000	LOANME TRUST SBL 2019-1(c),(f)		11.5000	08/15/30	1,882,079

	TOTAL ASSET BACKED SECURITIES (Cost $626,659,281)				612,451,945

See accompanying notes which are an integral part of these financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 14.2%
	INSURANCE — 9.5%
51,096,046	Ambac Assurance Corporation(c)		0.0000	06/07/69	$46,497,402
19,158,526	AMBAC Assurance Corporation(c)		8.5000	02/12/55	13,985,724
9,022,067	MBIA Global Funding, LLC(c),(e)		0.0000	12/15/31	3,879,489
32,494,969	MBIA Global Funding, LLC(e)		0.0000	12/15/33	10,723,340
					75,085,955
	SPECIALTY FINANCE — 1.9%
2,000,000	OWS Cre Funding I, LLC(c),(d)	US0001M + 4.900%	5.9000	09/15/23	1,972,875
2,000,000	PDOF MSN Issuer, LLC(c)	SOFRRATE + 4.500%	6.0100	03/01/25	1,947,504
8,659,350	Preferred Term Securities Limited(c)		0.0000	09/15/30	5,477,038
1,000,000	US Capital Funding II Ltd. Capital Funding II(c),(d)	US0003M + 1.650%	2.9360	08/01/34	813,800
4,000,000	X-Caliber Funding, LLC(c)		5.0000	09/24/24	3,684,945
1,275,000	X-Caliber Funding, LLC(c)		11.0000	09/24/24	1,253,458
					15,149,620
	SYNTHETIC FIBERS AND CHEMICALS — 2.4%
5,913,061	DEER FINANCE SYNDICATED LOAN		6.0000	10/07/23	5,913,061
8,472,191	MSP DEER FINANCE SYNDICATED LOAN		17.0000	04/09/25	8,472,191
4,403,264	WATTS GUERRA 005-A DEER FINANCE SYNDICATE LOAN		15.5000	10/30/25	4,403,264
					18,788,516
	TRANSPORTATION & LOGISTICS — 0.4%
3,032,033	American Airlines 2013-1 Class A Pass Through Series 2013-1 Class A		4.0000	01/15/27	2,790,150
107,396	American Airlines 2013-2 Class A Pass Through Series 2013-2 Class A		4.9500	01/15/23	105,410
669,614	US Airways 2013-1 Class A Pass Through Trust Series 13-1 A		3.9500	11/15/25	609,821
					3,505,381

	TOTAL CORPORATE BONDS (Cost $142,472,487)				112,529,472

See accompanying notes which are an integral part of these financial statements.

RATIONAL SPECIAL SITUATIONS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 8.2%
	MONEY MARKET FUNDS - 8.2%
64,922,473	First American Government Obligations Fund, Class U, 1.29% (Cost $64,922,473)(g)	64,922,473

	TOTAL INVESTMENTS - 99.7% (Cost $838,222,887)	$789,903,890
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.3%	2,881,069
	NET ASSETS - 100.0%	$792,784,959

LLC	- Limited Liability Company

LTD	- Limited Company

REMIC	- Real Estate Mortgage Investment Conduit

12MTA	Federal Reserve US 12 Month Cumulative Avg 1 Year CMT

COF 11	Cost of Funds for the 11th District of San Francisco

H15T1Y	US Treasury Yield Curve Rate T Note Constant Maturity 1 Year

SOFR30A	United States 30 Day Average SOFR Secured Overnight Financing Rate

SOFRRATE	United States SOFR Secured Overnight Financing Rate

US0001M	ICE LIBOR USD 1 Month

US0003M	ICE LIBOR USD 3 Month

US0006M	ICE LIBOR USD 6 Month

US0012M	ICE LIBOR USD 12 Month

(a)	Interest only securities.

(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2022 the total market value of 144A securities is 295,867,446 or 37.4% of net assets.

(d)	Variable rate security; the rate shown represents the rate on June 30, 2022.

(e)	Zero coupon bond.

(f)	Step bond. Coupon rate is fixed rate that changes on a specified date. The rate shown is the current rate at June 30, 2022.

(g)	Rate disclosed is the seven day effective yield as of June 30, 2022.

See accompanying notes which are an integral part of these financial statements.

RATIONAL INFLATION GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2022

Shares		Fair Value
	COMMON STOCKS — 72.2%
	AEROSPACE & DEFENSE - 2.3%
226	Boeing Company (The)(a)	$30,899
500	Raytheon Technologies Corporation	48,055
		78,954
	ASSET MANAGEMENT - 1.0%
711	Apollo Global Management, Inc.	34,469

	BANKING - 3.9%
1,055	Bank of America Corporation	32,842
719	Citigroup, Inc.	33,067
300	JPMorgan Chase & Company	33,783
921	Wells Fargo & Company	36,076
		135,768
	BEVERAGES - 1.2%
691	Coca-Cola Company (The)	43,471

	CHEMICALS - 4.3%
172	Air Products and Chemicals, Inc.	41,363
223	Ecolab, Inc.	34,288
143	Linde plc	41,117
155	Sherwin-Williams Company (The)	34,706
		151,474
	DIVERSIFIED INDUSTRIALS - 1.1%
215	Honeywell International, Inc.	37,369

	ENTERTAINMENT CONTENT - 1.7%
1,298	Paramount Global, Class B	32,035
296	Walt Disney Company (The)(a)	27,942
		59,977
	INDUSTRIAL REIT - 1.0%
309	Prologis, Inc.	36,354

	INSURANCE - 6.4%
336	Allstate Corporation (The)	42,581
151	Berkshire Hathaway, Inc., Class B(a)	41,226

See accompanying notes which are an integral part of these financial statements.

RATIONAL INFLATION GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Shares		Fair Value
	COMMON STOCKS — 72.2% (Continued)
	INSURANCE - 6.4% (Continued)
34	Markel Corporation(a)	$43,971
442	Progressive Corporation (The)	51,391
254	Travelers Companies, Inc. (The)	42,959
		222,128
	LEISURE FACILITIES & SERVICES - 2.3%
186	McDonald’s Corporation	45,919
448	Starbucks Corporation	34,223
		80,142
	METALS & MINING - 12.4%
808	Agnico Eagle Mines Ltd.	36,974
2,193	Barrick Gold Corporation	38,794
5,065	Cia de Minas Buenaventura S.A.A - ADR	33,429
2,101	Cleveland-Cliffs, Inc.(a)	32,292
3,730	First Majestic Silver Corporation	26,781
315	Franco-Nevada Corporation	41,448
1,140	Freeport-McMoRan, Inc.	33,356
7,777	Hecla Mining Company	30,486
717	Newmont Corporation	42,784
1,779	Pan American Silver Corporation	34,993
2,518	SSR Mining, Inc.	42,051
1,053	Wheaton Precious Metals Corporation	37,940
		431,328
	OIL & GAS PRODUCERS - 15.3%
4,401	Antero Midstream Corporation	39,829
367	Chevron Corporation	53,134
598	ConocoPhillips	53,706
1,089	Enbridge, Inc.	46,021
6,077	EnLink Midstream, LLC	51,655
490	EOG Resources, Inc.	54,116
665	Exxon Mobil Corporation	56,950
2,612	Kinder Morgan, Inc.	43,777
739	ONEOK, Inc.	41,015
883	TC Energy Corporation	45,748

See accompanying notes which are an integral part of these financial statements.

RATIONAL INFLATION GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Shares		Fair Value
	COMMON STOCKS — 72.2% (Continued)
	OIL & GAS PRODUCERS - 15.3% (Continued)
1,585	Williams Companies, Inc. (The)	$49,468
		535,419
	OIL & GAS SERVICES & EQUIPMENT - 1.4%
1,329	Schlumberger N.V.	47,525

	REAL ESTATE INVESTMENT TRUSTS - 3.5%
169	American Tower Corporation	43,195
246	Crown Castle International Corporation	41,421
60	Equinix, Inc.	39,421
		124,037
	SELF-STORAGE REIT - 1.2%
131	Public Storage	40,960

	SOFTWARE - 0.4%
88	MicroStrategy, Inc., Class A(a)	14,458

	SPECIALTY FINANCE - 0.2%
1,548	Marathon Digital Holdings, Inc.(a)	8,266

	STEEL - 4.9%
407	Nucor Corporation	42,495
289	Reliance Steel & Aluminum Company	49,089
697	Steel Dynamics, Inc.	46,107
1,907	United States Steel Corporation	34,154
		171,845
	TECHNOLOGY SERVICES - 2.4%
222	Coinbase Global, Inc., Class A(a)	10,438
114	Mastercard, Inc., Class A	35,965
194	Visa, Inc., Class A	38,197
		84,600
	TRANSPORTATION & LOGISTICS - 5.3%
564	Canadian Pacific Railway Ltd.	39,390
1,158	CSX Corporation	33,651
149	Norfolk Southern Corporation	33,866

See accompanying notes which are an integral part of these financial statements.

RATIONAL INFLATION GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Shares		Fair Value
	COMMON STOCKS — 72.2% (Continued)
	TRANSPORTATION & LOGISTICS - 5.3% (Continued)
192	Union Pacific Corporation	$40,950
227	United Parcel Service, Inc., Class B	41,437
		189,294

	TOTAL COMMON STOCKS (Cost $2,910,450)	2,527,838

	EXCHANGE-TRADED FUNDS — 27.0%
	COMMODITY - 27.0%
3,296	abrdn Bloomberg All Commodity Strategy K-1 Free	89,519
2,905	Direxion Auspice Broad Commodity Strategy ETF	90,042
3,001	GraniteShares Bloomberg Commodity Broad Strategy	90,870
4,072	Invesco DB Commodity Index Tracking Fund, N(a)	108,478
4,899	Invesco Optimum Yield Diversified Commodity	88,378
2,492	iShares GSCI Commodity Dynamic	102,022
4,843	iShares S&P GSCI Commodity Indexed Trust(a)	111,874
4,082	iShares Silver Trust(a)	76,088
2,005	KraneShares Global Carbon Strategy ETF	98,706
521	SPDR® Gold Shares(a)	87,769
		943,746

	TOTAL EXCHANGE-TRADED FUNDS (Cost $901,126)	943,746

	SHORT-TERM INVESTMENTS — 0.3%

	MONEY MARKET FUNDS - 0.3%
10,786	First American Government Obligations Fund, Class U, 1.29% (Cost $10,786)(b)	10,786

	TOTAL INVESTMENTS - 99.5% (Cost $3,822,362)	$3,482,370
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.5%	16,380
	NET ASSETS - 100.0%	$3,498,750

See accompanying notes which are an integral part of these financial statements.

RATIONAL INFLATION GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount	Value and Unrealized Depreciation
10	CME 3 Month Eurodollar Future	12/18/2023	$2,422,625	$(26,375)
	TOTAL FUTURES CONTRACTS

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount	Value and Unrealized Appreciation
10	CME 3 Month Eurodollar Future	12/16/2024	$2,429,125	$23,125
	TOTAL FUTURES CONTRACTS

ADR	- American Depositary Receipt

ETF	- Exchange-Traded Fund

LLC	- Limited Liability Company

LTD	- Limited Company

NV	- Naamioze Vennootschap

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of June 30, 2022.

See accompanying notes which are an integral part of these financial statements.

RATIONAL FUNDS
Statements of Assets and Liabilities (Unaudited)
June 30, 2022

	Rational	Rational	Rational	Rational
	Equity Armor	Tactical Return	Dynamic Brands	Strategic Allocation
	Fund	Fund	Fund	Fund
ASSETS:
Investments in Unaffiliated securities, at cost	$66,335,529	$229,560,791	$58,301,594	$272,907
Investments in Affiliated securities, at cost	—	—	—	6,487,357
Total Securities at Cost	66,335,529	229,560,791	58,301,594	6,760,264
Investments in Unaffiliated securities, at value	$65,807,641	$229,512,176	$53,050,560	$272,907
Investments in Affiliated securities, at value	—	—	—	6,272,305
Total Securities at Value	$65,807,641	$229,512,176	$53,050,560	$6,545,212
Cash	—	—	—	—
Deposits with Brokers for futures and options	4,310,456	46,508,776	—	1,027,715
Receivable for securities sold	—	—	1,301,546	—
Receivable for Fund shares sold	1,169	318,769	31,431	—
Futures unrealized appreciation	154,849	—	—	98,800
Dividends and interest receivable	59,409	63,756	23,357	25,913
Due from Advisor	—	—	—	5,383
Prepaid expenses and other assets	31,688	53,862	27,107	7,424
Total Assets	70,365,212	276,457,339	54,434,001	7,710,447

LIABILITIES:
Options written (premiums received $1,714,938, $140,615, $0, $0, $0)	2,410,075	38,887	—	—
Payable for securities purchased	—	—	1,405,593	—
Management fees payable	42,704	403,851	35,017	—
Futures unrealized depreciation	13,030	—	—	—
Payable for Fund shares redeemed	23,712	287,653	38,349	171
Payable to related parties	4,476	19,777	6,373	5,627
Shareholder services fees payable	5,417	28,429	8,802	773
Accrued 12b-1 fees	3,353	19,068	31,813	8,184
Trustee fees payable	3,609	3,610	3,602	3,561
Accrued expenses and other liabilities	7,999	13,179	12,964	9,508
Total Liabilities	2,514,375	814,454	1,542,513	27,824

Net Assets	$67,850,837	$275,642,885	$52,891,488	$7,682,623

NET ASSETS CONSIST OF:
Paid in capital	$70,289,885	$279,816,403	$69,843,561	$9,893,858
Accumulated earnings (deficits)	(2,439,048)	(4,173,518)	(16,952,073)	(2,211,235)
Net Assets	$67,850,837	$275,642,885	$52,891,488	$7,682,623

Institutional Shares
Net Assets	$56,118,185	$259,087,548	$37,157,230	$1,121,176
Shares of beneficial interest outstanding (a)	7,054,322	15,265,509	969,919	149,934
Net asset value per share	$7.96	$16.97	$38.31	$7.48

Class A Shares
Net Assets	$10,092,125	$7,096,025	$12,645,403	$6,560,613
Shares of beneficial interest outstanding (a)	1,271,049	417,110	524,708	872,487
Net asset value and redemption price per share	$7.94	$17.01	$24.10	$7.52
Maximum offering price per share (b)	$8.34	$17.86	$25.30	$7.90

Class C Shares
Net Assets	$1,640,527	$9,459,312	$3,088,855	834
Shares of beneficial interest outstanding (a)	208,037	575,445	151,943	111
Net asset value, offering price and redemption price per share (c)	$7.89	$16.44	$20.33	$7.49	(d)

(a)	Unlimited number of shares of no par value beneficial interest authorized.

(b)	There is a maximum front-end sales charge (load) of 4.75% imposed on purchases of Class A shares for each Fund.

(c)	A contingent deferred sales charge (“CDSC”) of 1.00% may be charged on shares held less than 12 months.

(d)	Does not calculate due to rounding.

See accompanying notes which are an integral part of these consolidated financial statements.

RATIONAL FUNDS
Statements of Assets and Liabilities (Unaudited) (Continued)
June 30, 2022

	Rational/	Rational/Pier 88	Rational	Rational
	ReSolve Adaptive	Convertible Securities	Special Situations	Inflation Growth
	Asset Allocation Fund	Fund	Income Fund	Fund
	(Consolidated)
ASSETS:
Total Securities at Cost	150,236,752	119,623,679	840,309,203	3,822,362
Total Securities at Value	$150,236,752	$115,774,508	$789,903,890	$3,482,370
Cash	—	—	—	—
Deposits with Brokers for futures	2,232,016	—	—	21,692
Unrealized appreciation from open futures contracts	2,618,153	—	—	23,125
Foreign cash deposits with brokers for futures (Cost $1,993,169, $0, $0. $0)	12,738,122	—	—	—
Receivable for securities sold	—	—	140,310	—
Dividends and interest receivable	98,599	298,789	2,900,730	3,397
Receivable for Fund shares sold	888,353	—	1,609,831	—
Due from Advisor	—	—	—	4,585
Prepaid expenses and other assets	37,948	23,528	190,314	11,457
Total Assets	168,849,943	116,096,825	794,745,075	3,546,626

LIABILITIES:
Payable for securities purchased	—	1,877,038	—	—
Unrealized depreciation from open futures contracts	4,661,855	—	—	26,375
Management fees payable	226,247	67,545	968,536	—
Payable for Fund shares redeemed	2,139,431	9,372	804,212	—
Payable to related parties	12,020	9,215	63,549	2,071
Accrued 12b-1 fees	1,096	9,302	105,487	231
Due to custodian	—	—	—	—
Shareholder services fees payable	8,416	5,403	15,944	50
Trustee fees payable	3,653	3,575	3,579	3,614
Accrued expenses and other liabilities	3,871	14,787	(1,191)	15,535
Total Liabilities	7,056,589	1,996,237	1,960,116	47,876

Net Assets	$161,793,354	$114,100,588	$792,784,959	$3,498,750

NET ASSETS CONSIST OF:
Paid in capital	$160,646,507	$121,454,610	$848,291,766	$3,917,267
Accumulated earnings (deficits)	1,146,847	(7,354,022)	(55,506,807)	(418,517)
Net Assets	$161,793,354	$114,100,588	$792,784,959	$3,498,750

Institutional Shares
Net Assets	$159,794,075	$111,700,048	$694,021,234	$2,514,920
Shares of beneficial interest outstanding (a)	6,476,727	10,729,718	37,885,225	277,348
Net asset value per share	$24.67	$10.41	$18.32	$9.07

Class A Shares
Net Assets	$1,646,640	$2,079,233	$63,892,392	$951,951
Shares of beneficial interest outstanding (a)	67,358	199,497	3,491,768	105,058
Net asset value and redemption price per share	$24.45	$10.42	$18.30	$9.06
Maximum offering price per share (b)	$25.94	$10.94	$19.21	$9.61

Class C Shares
Net Assets	$352,639	$321,307	$34,871,333	$31,879
Shares of beneficial interest outstanding (a)	14,909	31,033	1,910,790	3,536
Net asset value, offering price and redemption price per share (c)	$23.65	$10.35	$18.25	$9.02

(a)	Unlimited number of shares of no par value beneficial interest authorized.

(b)	There is a maximum front-end sales charge (load) of 4.75% imposed on purchases of Class A shares for each Fund except Resolve Adaptive Asset Allocation Fund and Inflation Growth Fund whose maximum front-end sales charge (load) is 5.75%.

(c)	A contingent deferred sales charge (“CDSC”) of 1.00% may be charged on shares held less than 12 months.

See accompanying notes which are an integral part of these consolidated financial statements.

RATIONAL FUNDS
Statements of Operations (Unaudited)
For the Six Months Ended June 30, 2022

	Rational	Rational	Rational	Rational
	Equity Armor	Tactical Return	Dynamic Brands	Strategic Allocation
	Fund	Fund	Fund	Fund
Investment Income:
Dividend income	$672,259	$—	$410,367	$—
Interest income	8,984	335,614	4,073	425
Dividend income - affiliated companies (Note 3)	—	—	—	163,870
Foreign tax withheld	—	—	(4,724)	—
Total Investment Income	681,243	335,614	409,716	164,295

Operating Expenses:
Investment management fees	268,920	2,550,787	287,065	4,768
12b-1 Fees - Class A Shares	13,906	17,862	21,699	10,291
12b-1 Fees - Class C Shares	8,715	47,512	19,720	5
Shareholder Services Fees - Institutional Shares	25,913	140,923	26,807	—
Shareholder Services Fees - Class A Shares	6,252	8,947	9,609	3,915
Shareholder Services Fees - Class C Shares	340	3,426	1,093	—
Administration fees	27,791	80,299	28,963	15,532
Registration fees	25,616	35,675	28,612	5,250
Management Service Fees	13,382	51,672	14,515	2,862
Legal fees	7,169	7,175	7,279	6,943
Audit fees	6,744	6,772	6,255	6,735
Compliance officer fees	6,533	9,330	6,870	3,283
Printing expense	4,143	10,994	3,869	849
Trustees’ fees	7,240	7,227	7,227	7,187
Custody fees	5,906	6,061	4,631	1,715
Insurance expense	1,692	6,367	2,099	222
Interest expense	1,015	2,180	4,163	876
Miscellaneous expenses	1,361	1,191	1,304	1,181
Total Operating Expenses	432,638	2,994,400	481,780	71,614
Less: Expenses waived/reimbursed by Advisor	—	(27,889)	—	(39,040)
Net Operating Expenses	432,638	2,966,511	481,780	32,574

Net Investment Income (Loss)	248,605	(2,630,897)	(72,064)	131,721

Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) from:
Investments	3,289,178	—	(13,702,831)	—
Affiliated companies	—	—	—	(187,913)
Securities sold short	(538)	—	—	—
Options purchased	(7,200,670)	483,070	—	—
Options written	5,038,230	(45,527)	—	—
Futures	2,091,911	(71)	—	(2,076,417)
Foreign currency transactions	—	—	—	—
Net Realized Gain (Loss)	3,218,111	437,472	(13,702,831)	(2,264,330)

Net Change in Unrealized Appreciation (Depreciation) on Investments
Investments	(11,920,488)	(48,615)	(20,483,221)	—
Affiliated companies	—	—	—	(544,156)
Options purchased	7,212	—	—	—
Options written	(629,825)	101,728	—	—
Futures	530,149	—	—	(126,760)
Net Change in Unrealized Appreciation (Depreciation) on Investments	(12,012,952)	53,113	(20,483,221)	(670,916)

Net Realized and Unrealized Gain(Loss) on Investments	(8,794,841)	490,585	(34,186,052)	(2,935,246)

Net Decrease in Net Assets Resulting From Operations	$(8,546,236)	$(2,140,312)	$(34,258,116)	$(2,803,525)

See accompanying notes which are an integral part of these consolidated financial statements.

RATIONAL FUNDS
Statements of Operations (Unaudited) (Continued)
For the Six Months Ended June 30, 2022

	Rational/	Rational/ Pier 88	Rational	Rational
	ReSolve Adaptive	Convertible Securities	Special Situations	Inflation Growth
	Asset Allocation Fund	Fund	Income Fund	Fund
	(Consolidated)
Investment Income:
Dividend income	$—	$1,682,309	$32,500	$34,612
Interest income	185,667	(320,583)	24,102,930	90
Foreign tax withheld	—	—	—	(615)
Total Investment Income	185,667	1,361,726	24,135,430	34,087

Operating Expenses:
Investment management fees	871,122	511,828	6,082,366	20,453
12b-1 Fees - Class A Shares	1,075	2,652	76,798	1,150
12b-1 Fees - Class C Shares	1,302	1,335	181,840	149
Shareholder Services Fees - Institutional Shares	47,423	56,082	323,095	443
Shareholder Services Fees - Class A Shares	318	849	31,025	—
Shareholder Services Fees - Class C Shares	133	75	11,425	—
Administrative fees	34,620	41,594	336,659	10,410
Management Service Fees	18,384	22,072	141,541	1,798
Registration fees	18,369	15,560	74,853	3,273
Printing expenses	4,257	3,601	19,869	3,028
Legal fees	11,363	7,175	7,083	9,878
Audit fees	6,995	6,744	16,657	6,786
Compliance officer fees	6,531	7,185	15,653	5,402
Custody fees	2,839	3,638	30,075	7,334
Trustees’ fees	7,259	7,199	7,207	7,257
Insurance Expense	1,774	2,709	15,343	28
Interest expense	824	824	824	—
Miscellaneous expense	1,174	1,261	1,297	2,117
Total Operating Expenses	1,035,762	692,383	7,373,610	79,506
Less: Expenses waived/reimbursed by Advisor	(47,404)	(91,616)	(20,692)	(53,720)
Net Operating Expenses	988,358	600,767	7,352,918	25,786

Net Investment Income (Loss)	(802,691)	760,959	16,782,512	8,301

Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) from:
Investments	—	(3,305,627)	5,390,647	(26,091)
Futures	8,069,029	—	—	(596)
Foreign currency translations	(150,216)	—	—	—
Net Realized Gain (Loss)	7,918,813	(3,305,627)	5,390,647	(26,687)

Net Change in Unrealized Appreciation/Depreciation on Investments
Investments	—	(13,374,446)	(61,789,584)	(322,806)
Futures	(2,407,260)	—	—	(3,250)
Foreign currency translations	(50,318)	—	—	—
Net Change in Unrealized Appreciation/(Depreciation) on Investments	(2,457,578)	(13,374,446)	(61,789,584)	(326,056)

Net Realized and Unrealized Gain (Loss) on Investments	5,461,235	(16,680,073)	(56,398,937)	(352,743)

Net Increase/(Decrease) in Net Assets Resulting From Operations	$4,658,544	$(15,919,114)	$(39,616,425)	$(344,442)

See accompanying notes which are an integral part of these consolidated financial statements.

RATIONAL FUNDS
Statements of Changes in Net Assets

	Rational Equity Armor Fund		Rational Tactical Return Fund		Rational Dynamic Brands Fund

	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30, 2022	December 31, 2021	June 30, 2022	December 31, 2021	June 30, 2022	December 31, 2021
	(Unaudited)		(Unaudited)		(Unaudited)
Operations:
Net investment income (loss)	$248,605	$502,503	$(2,630,897)	$(5,078,323)	$(72,064)	$(732,771)
Net realized gain (loss) on investments, futures and options	3,218,111	4,454,297	437,472	14,329,482	(13,702,831)	10,553,826
Net change in unrealized appreciation (depreciation) on investments, foreign currency, options and futures	(12,012,952)	3,914,247	53,113	(33,266)	(20,483,221)	1,313,165
Net increase/(decrease) in net assets resulting from operations	(8,546,236)	8,871,047	(2,140,312)	9,217,893	(34,258,116)	11,134,220

Distributions to Shareholders from:
Total Distributions :
Institutional	(216,602)	(695,718)	—	(9,695,970)	—	(6,392,799)
Class A	(32,997)	(124,680)	—	(708,470)	—	(2,707,366)
Class C	(1,409)	(4,952)	—	(350,842)	—	(663,584)

Total distributions to shareholders	(251,008)	(825,350)	—	(10,755,282)	—	(9,763,749)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Institutional	15,781,417	20,865,224	62,437,630	136,008,323	4,079,615	42,502,657
Class A	165,717	650,739	1,955,672	15,876,211	547,734	5,544,410
Class C	251,237	750,631	646,767	1,641,657	288,303	3,236,037
Reinvestment of distributions
Institutional	170,420	412,310	—	8,992,274	—	6,017,286
Class A	30,185	113,225	—	683,615	—	2,626,558
Class C	1,089	3,648	—	336,130	—	651,676
Cost of shares redeemed
Institutional	(11,557,911)	(15,151,537)	(66,001,184)	(79,268,838)	(24,840,278)	(20,674,521)
Class A	(630,638)	(2,487,456)	(13,234,101)	(5,207,000)	(3,338,738)	(2,949,599)
Class C	(167,883)	(312,522)	(516,990)	(1,569,740)	(337,284)	(173,601)
Net increase (decrease) in net assets from share transactions of beneficial interest	4,043,633	4,844,262	(14,712,206)	77,492,632	(23,600,648)	36,780,903

Total Increase/(Decrease) in Net Assets	(4,753,611)	12,889,959	(16,852,518)	75,955,243	(57,858,764)	38,151,374

Net Assets:
Beginning of period	72,604,448	59,714,489	292,495,403	216,540,160	110,750,252	72,598,878
End of period	$67,850,837	$72,604,448	$275,642,885	$292,495,403	$52,891,488	$110,750,252

Share Activity:
Institutional Class
Shares Sold	1,774,408	2,444,483	3,664,959	23,387,599	81,260	676,341
Shares Reinvested	19,787	47,844	—	1,580,365	—	104,015
Shares Redeemed	(1,301,584)	(1,769,592)	(3,877,201)	(13,692,687)	(500,026)	(336,584)
Net increase (decrease) in shares of Beneficial interest	492,611	722,735	(212,242)	11,275,277	(418,766)	443,772

Class A
Shares Sold	18,865	77,811	114,423	2,711,661	18,259	136,048
Shares Reinvested	3,491	13,173	—	119,722	—	72,079
Shares Redeemed	(72,362)	(292,475)	(775,549)	(894,523)	(112,530)	(72,785)
Net increase (decrease) in shares of Beneficial interest	(50,006)	(201,491)	(661,126)	1,936,860	(94,271)	135,342

Class C
Shares Sold	28,538	88,587	39,089	288,092	11,052	91,014
Shares Reinvested	126	426	—	60,673	—	21,117
Shares Redeemed	(19,076)	(37,918)	(31,318)	(276,848)	(13,447)	(4,946)
Net increase (decrease) in shares of Beneficial interest	9,588	51,095	7,771	71,917	(2,395)	107,185

See accompanying notes which are an integral part of these consolidated financial statements.

RATIONAL FUNDS
Statements of Changes in Net Assets (Continued)

			Rational/ReSolve Adaptive
	Rational Strategic Allocation Fund		Asset Allocation Fund
			(Consolidated)

	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30, 2022	December 31, 2021	June 30, 2022	December 31, 2021
	(Unaudited)		(Unaudited)
Operations:
Net investment income (loss)	$131,721	$293,287	$(802,691)	$(1,280,542)
Distribution of realized gains by investment companies	—	42,742	—	—
Net realized gain (loss) on investments, affiliated companies foreign currency transactions and futures	(2,264,330)	2,203,605	7,918,813	10,002,958
Net change in unrealized appreciation (depreciation) on investments, affiliated companies, foreign currency transactions and futures	(670,916)	21,331	(2,457,578)	(2,141,146)
Net increase (decrease) in net assets resulting from operations	(2,803,525)	2,560,965	4,658,544	6,581,270

Distributions to Shareholders:
Total Distributions Paid :
Institutional	(15,890)	(80,151)	—	(8,743,313)
Class A	(85,115)	(1,355,722)	—	(84,747)
Class C	(7)	(171)	—	(37,149)

Total distributions to shareholders	(101,012)	(1,436,044)	—	(8,865,209)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Institutional	1,000,500	250,000	104,337,980	32,962,809
Class A	208,122	854,083	1,254,366	107,690
Class C	—	—	100,350	3,600
Reinvestment of distributions
Institutional	4	—	—	7,186,351
Class A	81,414	1,239,373	—	84,747
Class C	—	—	—	9,973
Cost of shares redeemed
Institutional	—	—	(14,043,349)	(35,187,481)
Class A	(1,052,792)	(1,080,494)	(245,616)	(338,550)
Class C	—	—	(5,839)	(11,100)
Net increase in net assets from share transactions of beneficial interest	237,248	1,262,962	91,397,892	4,818,039

Total Increase (Decrease) in Net Assets	(2,667,289)	2,387,883	96,056,436	2,534,100

Net Assets:
Beginning of period	10,349,912	7,962,029	65,736,918	63,202,818
End of period	$7,682,623	$10,349,912	$161,793,354	$65,736,918

Share Activity:
Institutional Class
Shares Sold	99,264	22,935	4,187,678	1,306,885
Shares Reinvested	1	—	—	317,980
Shares Redeemed	—	—	(568,180)	(1,383,853)
Net increase in shares of Beneficial interest	99,265	22,935	3,619,498	241,012

Class A
Shares Sold	20,887	77,863	50,682	4,194
Shares Reinvested	9,678	123,693	—	3,780
Shares Redeemed	(112,634)	(105,419)	(10,253)	(13,923)
Net increase/(decrease) in shares of Beneficial interest	(82,069)	96,137	40,429	(5,949)

Class C
Shares Sold	—	—	4,181	147
Shares Reinvested	—	—	—	458
Shares Redeemed	—	—	(267)	(487)
Net increase in shares of Beneficial interest	—	—	3,914	118

See accompanying notes which are an integral part of these consolidated financial statements.

RATIONAL FUNDS
Statements of Changes in Net Assets (Continued)

	Rational/ Pier 88 Convertible Securities Fund		Rational Special Situations Income Fund		Rational Inflation Growth Fund (a)

	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Period Ended
	June 30, 2022	December 31, 2021	June 30, 2022	December 31, 2021	June 30, 2022	December 31, 2021
	(Unaudited)		(Unaudited)		(Unaudited)
Operations:
Net investment income	$760,959	$1,067,346	$16,782,512	$20,797,489	$8,301	$40,140
Net realized gain (loss) on investments	(3,305,627)	6,743,996	5,390,647	5,986,376	(26,687)	(72,692)
Net change in unrealized appreciation (depreciation) on investments	(13,374,446)	1,436,227	(61,789,584)	559,952	(326,056)	(17,186)
Net increase/(decrease) in net assets resulting from operations	(15,919,114)	9,247,569	(39,616,425)	27,343,817	(344,442)	(49,738)

Distributions to Shareholders:
From return of capital:
Institutional Class	—	—	—	(20,093)	—	—
Class A	—	—	—	(2,024)	—	—
Class C	—	—	—	(1,059)	—	—
Total Distributions :
Institutional	(654,655)	(8,210,628)	(18,018,517)	(24,923,652)	(7,242)	(10,107)
Class A	(9,382)	(348,029)	(1,487,779)	(2,364,197)	(1,633)	(5,164)
Class C	(487)	(15,734)	(742,879)	(1,074,235)	—	(191)

Total distributions to shareholders	(664,524)	(8,574,391)	(20,249,175)	(28,385,260)	(8,875)	(15,462)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Institutional	17,187,659	45,959,654	238,060,064	444,790,373	1,516,360	1,384,379
Class A	328,740	5,031,959	22,217,965	35,690,230	424,136	728,711
Class C	139,625	182,100	6,536,058	23,289,704	10,000	25,149
Reinvestment of distributions
Institutional	237,610	2,931,508	15,993,194	21,004,850	3,938	6,483
Class A	9,382	314,092	1,364,574	2,001,003	1,412	4,525
Class C	487	15,734	597,322	882,571	—	7
Cost of shares redeemed
Institutional	(7,811,500)	(5,230,173)	(177,628,270)	(147,524,386)	(112,656)	(2,193)
Class A	(195,911)	(3,402,079)	(13,332,956)	(16,690,058)	(72,984)	—
Class C	(25,500)	—	(5,096,384)	(2,702,773)	—	—
Net increase in net assets from share transactions of beneficial interest	9,870,592	45,802,795	88,711,567	360,741,514	1,770,206	2,147,061

Total Increase/(Decrease) in Net Assets	(6,713,046)	46,475,973	28,845,967	359,700,071	1,416,889	2,081,861

Net Assets:
Beginning of period	120,813,634	74,337,661	763,938,992	404,238,921	2,081,861	—
End of period	$114,100,588	$120,813,634	$792,784,959	$763,938,992	$3,498,750	$2,081,861

Share Activity:
Institutional
Shares Sold	1,507,404	3,747,781	12,349,996	22,491,468	149,892	138,301
Shares Reinvested	21,944	247,587	843,078	1,064,410	(11,699)	663
Shares Redeemed	(696,088)	(427,027)	(9,355,939)	(7,459,838)	415	(224)
Net increase in shares of Beneficial interest	833,260	3,568,341	3,837,135	16,096,040	138,608	138,740

Class A
Shares Sold	29,302	417,885	1,158,399	1,806,173	41,021	70,656
Shares Reinvested	871	26,625	72,085	101,502	(7,235)	463
Shares Redeemed	(17,047)	(286,961)	(696,587)	(845,343)	153	—
Net increase in shares of Beneficial interest	13,126	157,549	533,897	1,062,332	33,939	71,119

Class C
Shares Sold	12,234	14,914	339,892	1,181,532	912	2,623
Shares Reinvested	47	1,340	31,587	44,876	—	1
Shares Redeemed	(2,180)	—	(270,567)	(137,204)	—	—
Net increase in shares of Beneficial interest	10,101	16,254	100,912	1,089,204	912	2,624

See accompanying notes which are an integral part of these consolidated financial statements.

RATIONAL FUNDS
Rational Equity Armor Fund
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Institutional
	For the		For the		For the	For the	For the	For the
	Six Months Ended		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	June 30,		December 31,		December 31,	December 31,	December 31,	December 31,
	2022		2021		2020	2019	2018	2017
	(Unaudited)
Net asset value, beginning of year/period	$8.99		$7.96		$6.94	$6.58	$8.02	$8.64

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.03		0.07		0.08	0.22	0.34	0.30
Net realized and unrealized gain (loss) on investments	(1.03)		1.07		1.03	0.51	(1.26)	(0.47)
Total from investment operations	(1.00)		1.14		1.11	0.73	(0.92)	(0.17)

LESS DISTRIBUTIONS:
From net investment income	(0.03)		(0.11)		(0.09)	(0.37)	(0.52)	(0.45)
From net realized gains on investments	—		—		—	—	—	—
Total distributions	(0.03)		(0.11)		(0.09)	(0.37)	(0.52)	(0.45)

Net asset value, end of year/period	$7.96		$8.99		$7.96	$6.94	$6.58	$8.02

Total return (B)	(11.12	)% (F)	14.37	% (E)	16.00%	11.32%	(11.96)%	(1.99)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$70,290		$58,975		$46,451	$7,155	$4,940	$12,188
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (C)	1.17	% (G)	1.15%		1.32%	1.75%	1.58%	1.33%
Expenses, net waiver and reimbursement (C)	1.17	% (G)	1.10%		1.01%	1.00%	1.00%	1.00%
Net investment income	0.78	% (G)	0.80%		1.10%	3.12%	4.32%	3.53%
Portfolio turnover rate	184	% (F)	239%		480%	394%	307%	224%

	Class A
	For the		For the		For the	For the	For the	For the
	Six Months Ended		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	June 30,		December 31,		December 31,	December 31,	December 31,	December 31,
	2022		2021		2020	2019	2018	2017
	(Unaudited)
Net asset value, beginning of year/period	$8.98		$7.95		$6.93	$6.57	$8.01	$8.63

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.02		0.05		0.04	0.20	0.32	0.30
Net realized and unrealized gain (loss) on investments	(1.03)		1.07		1.05	0.51	(1.26)	(0.49)
Total from investment operations	(1.01)		1.12		1.09	0.71	(0.94)	(0.19)

LESS DISTRIBUTIONS:
From net investment income	(0.03)		(0.09)		(0.07)	(0.35)	(0.50)	(0.43)
From net realized gains on investments	—		—		—	—	—	—
Total distributions	(0.03)		(0.09)		(0.07)	(0.35)	(0.50)	(0.43)

Net asset value, end of year/period	$7.94		$8.98		$7.95	$6.93	$6.57	$8.01

Total return (B)	(11.32	)% (F)	14.11%		15.74%	11.03%	(12.22)%	(2.24)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$10,092		$11,858		$12,099	$11,462	$12,629	$20,327
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (D)	1.44	% (G)	1.40%		1.69%	2.00%	1.82%	1.57%
Expenses, net waiver and reimbursement (D)	1.44	% (G)	1.35%		1.26%	1.25%	1.25%	1.25%
Net investment income	0.50	% (G)	0.55%		0.58%	2.90%	4.17%	3.52%
Portfolio turnover rate	184	% (F)	239%		480%	394%	307%	224%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(C)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	1.17	% (G)	1.15%	1.31%	1.75%	1.58%	1.33%
Expenses, net waiver and reimbursement	1.17	% (G)	1.10%	1.00%	1.00%	1.00%	1.00%

(D)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	1.44	% (G)	1.40%	1.68%	2.00%	1.82%	1.57%
Expenses, net waiver and reimbursement	1.44%		1.35%	1.25%	1.25%	1.25%	1.25%

(E)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(F)	Not Annualized

(G)	Annualized

See accompanying notes which are an integral part of these financial statements.

RATIONAL FUNDS
Rational Equity Armor Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Class C
	For the		For the	For the	For the		For the		For the
	Six Months Ended		Year Ended	Year Ended	Year Ended		Year Ended		Year Ended
	June 30,		December 31,	December 31,	December 31,		December 31,		December 31,
	2022		2021	2020	2019		2018		2017
	(Unaudited)
Net asset value, beginning of year/period	$8.93		$7.90	$6.91	$6.55		$7.99		$8.61

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	(0.01)		(0.01)	(0.01)	0.15		0.27		0.29
Net realized and unrealized gain (loss) on investments	(1.02)		1.07	1.04	0.51		(1.27)		(0.52)
Total from investment operations	(1.03)		1.06	1.03	0.66		(1.00)		(0.23)

LESS DISTRIBUTIONS:
From net investment income	(0.01)		(0.03)	(0.04)	(0.30)		(0.44)		(0.39)
From net realized gains on investments	—		—	—	—		—		—
Total distributions	(0.01)		(0.03)	(0.04)	(0.30)		(0.44)		(0.39)

Net asset value, end of year/period	$7.89		$8.93	$7.90	$6.91		$6.55		$7.99

Total return (B)	(11.58	)% (F)	13.40%	14.88%	10.23	% (C)	(12.92	)% (C)	(2.68)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$1,641		$1,771	$1,164	$1,252		$1,664		$2,799
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (D)	2.12	% (G)	2.15%	2.39%	2.75%		2.59%		2.31%
Expenses, net waiver and reimbursement (D)	2.12	% (G)	2.06%	2.01%	2.00%		1.90%		1.75%
Net investment income (loss)	(0.17	)% (G)	(0.16)%	-0.18%	2.16%		3.52%		3.50%
Portfolio turnover rate	184	% (F)	239%	480%	394%		307%		224%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(C)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(D)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	2.12	% (G)	2.14%	2.38%	2.75%	2.59%	2.31%
Expenses, net waiver and reimbursement	2.12	% (G)	2.06%	2.00%	2.00%	1.90%	1.75%

(F)	Not Annualized.

(G)	Annualized.

See accompanying notes which are an integral part of these financial statements.

RATIONAL FUNDS
Rational Tactical Return Fund
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

Institutional
For the	For the	For the	For the	For the	For the
Six Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
2022 (A)	2021 (A)	2020 (A)	2019 (A)	2018 (A)	2017 (A)
(Unaudited)
Net asset value, beginning of year/period	$17.10	$17.07	$16.98	$16.20	$14.97	$15.36

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (B)	(0.15)	(0.33)	(0.27)	(0.03)	(0.18)	0.03
Net realized and unrealized gain on investments	0.02	0.99	0.72	1.38	1.65	0.42
Total from investment operations	(0.13)	0.66	0.45	1.35	1.47	0.45

LESS DISTRIBUTIONS:
From net investment income	—	—	—	—	(0.03)	(0.84)
From net realized gains on investments	—	(0.63)	(0.36)	(0.57)	(0.21)	—
Total distributions	—	(0.63)	(0.36)	(0.57)	(0.24)	(0.84)

Net asset value, end of year/period	$16.97	$17.10	$17.07	$16.98	$16.20	$14.97

Total return (C)	(0.76	)% (H)	3.94%	2.65%	8.35%	9.66%	2.89	% (D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$259,088	$264,557	$199,987	$151,070	$18,333	$5,451
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (F)	2.01	% (I)	2.04%	2.05%	2.15%	3.16%	4.29%
Expenses, net waiver and reimbursement (F)	1.99	% (I)	1.99%	1.99%	1.99%	1.99%	1.17%
Net investment income (loss)	(1.76	)% (I)	(1.98)%	(1.54)%	(0.15)%	(1.20)%	0.22%
Portfolio turnover rate	0	% (H)	0%	0%	0%	0%	199%

Class A
For the	For the	For the	For the	For the	For the
Six Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
2022 (A)	2021 (A)	2020 (A)	2019 (A)	2018 (A)	2017 (A)
(Unaudited)
$17.16	$17.16	$17.10	$16.35	$15.12	$15.48
Net asset value, beginning of year/period

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (B)	(0.18)	(0.39)	(0.27)	(0.06)	(0.21)	0.03
Net realized and unrealized gain on investments	0.03	1.02	0.69	1.38	1.65	0.42
Total from investment operations	(0.15)	0.63	0.42	1.32	1.44	0.45

LESS DISTRIBUTIONS:
From net investment income	—	—	—	—	0.00	(E)	(0.81)
From net realized gains on investments	—	(0.63)	(0.36)	(0.57)	(0.21)	—
Total distributions	—	(0.63)	(0.36)	(0.57)	(0.21)	(0.81)

Net asset value, end of year/period	$17.01	$17.16	$17.16	$17.10	$16.35	$15.12

Total return (C)	(0.87	)% (H)	3.75%	2.45%	8.09%	9.45%	2.98	% (D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$7,096	$18,494	$7,423	$15,097	$18,327	$449
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (G)	2.28	% (I)	2.29%	2.33%	2.51%	3.50%	4.54%
Expenses, net waiver and reimbursement (G)	2.24	% (I)	2.24%	2.24%	2.24%	2.24%	1.35%
Net investment income (loss)	(2.07	)% (I)	(2.23)%	(1.64)%	(0.31)%	(1.20)%	0.19%
Portfolio turnover rate	0	% (H)	0%	0%	0%	0%	199%

(A)	Effective April 22, 2022, the Fund had a one-to-three reverse stock split. Per Share amounts for the periods have been adjusted to give effect to the one-to-three stock split.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(E)	Amount is less than $0.005.

(F)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	2.01	% (I)	2.04%	2.05%	2.51%	3.50%	4.54%
Expenses, net waiver and reimbursement	1.99	% (I)	1.99%	1.99%	2.24%	2.24%	1.35%

(G)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	2.28	% (I)	2.29%	2.33%	2.51%	3.50%	4.54%
Expenses, net waiver and reimbursement	2.24	% (I)	2.24%	2.24%	2.24%	2.24%	1.35%

(H)	Not Annualized

(I)	Annualized.

See accompanying notes which are an integral part of these financial statements.

RATIONAL FUNDS
Rational Tactical Return Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Class C
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,		December 31,	December 31,	December 31,	December 31,	December 31,
	2022 (A)		2021 (A)	2020 (A)	2019 (A)	2018 (A)	2017 (A)
	(Unaudited)
Net asset value, beginning of year/period	$16.65		$16.80	$16.86	$16.29	$15.18	$15.48

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (B)	(0.22)		(0.51)	(0.42)	(0.21)	(0.36)	(0.09)
Net realized and unrealized gain on investments	0.01		0.99	0.72	1.35	1.68	0.45
Total from investment operations	(0.21)		0.48	0.30	1.14	1.32	0.36

LESS DISTRIBUTIONS:
From net investment income	—		—	—	—	—	(0.66)
From net realized gains on investments	—		(0.63)	(0.36)	(0.57)	(0.21)	—
Total distributions	—		(0.63)	(0.36)	(0.57)	(0.21)	(0.66)

Net assets, end of year/period (in 000’s)	$16.44		$16.65	$16.80	$16.86	$16.29	$15.18

Total return (C)	(1.26	)% (F)	2.94%	1.77%	7.01%	8.62%	2.42	% (D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$9,459		$9,444	$9,130	$6,453	$1	$1
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (E)	2.98	% (G)	3.00%	3.04%	3.11%	4.16%	5.29%
Expenses, net waiver and reimbursement (E)	2.98	% (G)	2.99%	2.99%	2.99%	2.99%	2.17%
Net investment loss	(2.74	)% (G)	(2.98)%	(2.54)%	(1.18)%	(2.34)%	(0.53)%
Portfolio turnover rate	0	% (F)	0%	0%	0%	0%	199%

(A)	Effective April 22, 2022, the Fund had a one-to-three reverse stock split. Per Share amounts for the periods have been adjusted to give effect to the one-to-three stock split.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(E)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	2.98	% (G)	3.00%	3.04%	3.11%	4.16%	5.29%
Expenses, net waiver and reimbursement	2.98	% (G)	2.99%	2.99%	2.99%	2.99%	2.17%

(F)	Not Annualized

(G)	Annualized.

See accompanying notes which are an integral part of these financial statements.

RATIONAL FUNDS
Rational Dynamic Brands Fund
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

Institutional
For the	For the	For the	For the	For the	For the
Six Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
2022	2021	2020	2019	2018 (A)	2017 (A)
(Unaudited)
Net asset value, beginning of year/period	$59.52	$56.20	$43.30	$34.20	$34.90	$37.80

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (B)	(0.02)	(0.41)	(0.33)	(0.14)	0.16	0.20
Net realized and unrealized gain on investments	(21.19)	8.68	19.98	9.38	0.07	(D)	5.40
Total from investment operations	(21.21)	8.27	19.65	9.24	0.23	5.60

LESS DISTRIBUTIONS:
From net investment income	—	—	—	—	(0.09)	(0.20)
From net realized gains on investments	—	(4.95)	(6.75)	(0.14)	(0.84)	(8.30)
Total distributions	—	(4.95)	(6.75)	(0.14)	(0.93)	(8.50)

Net assets, end of year/period (in 000’s)	$38.31	$59.52	$56.20	$43.30	$34.20	$34.90

Total return (C)	(35.63	)% (G)	14.97%	45.28%	27.03%	0.72%	14.66%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$37,157	$82,648	$53,102	$21,627	$16,725	$3,269
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (E)	1.16	% (H)	1.10%	1.25%	1.45%	1.67%	1.69%
Expenses, net waiver and reimbursement (E)	1.16	% (H)	1.14%	1.24%	1.17%	1.00%	1.00%
Net investment income (loss)	(0.09	)% (H)	(0.65)%	(0.56)%	(0.36)%	0.42%	0.60%
Portfolio turnover rate	95	% (G)	225%	320%	220%	411%	305%

Class A
For the	For the	For the	For the	For the	For the
Six Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
2022	2021	2020	2019	2018 (A)	2018 (A)
(Unaudited)
Net asset value, beginning of year/period	$37.49	$37.16	$30.27	$24.00	$24.70	$28.90

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (B)	(0.05)	(0.41)	(0.28)	(0.16)	0.02	0.10
Net realized and unrealized gain on investments	(13.34)	5.69	13.92	6.57	0.12	(D)	4.10
Total from investment operations	(13.39)	5.28	13.64	6.41	0.14	4.20

LESS DISTRIBUTIONS:
From net investment income	—	—	—	—	—	(0.10)
From net realized gains on investments	—	(4.95)	(6.75)	(0.14)	(0.84)	(8.30)
Total distributions	—	(4.95)	(6.75)	(0.14)	(0.84)	(8.40)

Net assets, end of year/period (in 000’s)	$24.10	$37.49	$37.16	$30.27	$24.00	$24.70

Total return (C)	(35.72	)% (G)	14.59%	44.91%	26.72%	0.63%	14.30%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$12,645	$23,205	$17,972	$12,387	$11,154	$12,870
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (F)	1.42	% (H)	1.37%	1.52%	1.74%	2.05%	1.94%
Expenses, net waiver and reimbursement (F)	1.42	% (H)	1.47%	1.49%	1.41%	1.25%	1.25%
Net investment income (loss)	(0.33	)% (H)	(1.00)%	(0.82)%	(0.59)%	0.08%	0.35%
Portfolio turnover rate	95	% (G)	225%	320%	220%	411%	305%

(A)	Effective September 21, 2018, the Fund had a one-to-ten reverse stock split. Per Share amounts for the periods have been adjusted to give effect to the one-to-ten stock split.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges.

(D)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount does not correlate to the aggregate of the net realized and unrealized loss in the Statement of Operations for the year ended December 31, 2018, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

(E)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	1.16	% (H)	1.10%	1.25%	1.45%	1.67%	1.69%
Expenses, net waiver and reimbursement	1.16	% (H)	1.14%	1.24%	1.17%	1.00%	1.00%

(F)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	1.42	% (H)	1.37%	1.52%	1.74%	2.05%	1.94%
Expenses, net waiver and reimbursement	1.42	% (H)	1.47%	1.49%	1.41%	1.25%	1.25%

(G)	Not Annualized

(H)	Annualized.

See accompanying notes which are an integral part of these financial statements.

RATIONAL FUNDS
Rational Dynamic Brands Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Class C
	For the		For the	For the	For the		For the		For the
	Six Months Ended		Year Ended	Year Ended	Year Ended		Year Ended		Year Ended
	June 30,		December 31,	December 31,	December 31,		December 31,		December 31,
	2022		2021	2020	2019		2018 (A)		2017 (A)
	(Unaudited)
Net asset value, beginning of year/period
	$31.73		$32.34	$27.15	$21.70		$22.60		$27.10
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (B)	(0.13)		(0.58)	(0.50)	(0.32)		(0.14)		(0.00	) (C)
Net realized and unrealized gain on investments	(11.27)		4.92	12.44	5.91		0.08	(F)	3.80
Total from investment operations	(11.40)		4.34	11.94	5.59		(0.06)		3.80

LESS DISTRIBUTIONS:
From net investment income	—		—	—	—		—		—
From net realized gains on investments	—		(4.95)	(6.75)	(0.14)		(0.84)		(8.30)
Total distributions	—		(4.95)	(6.75)	(0.14)		(0.84)		(8.30)

Net assets, end of year/period (in 000’s)	$20.33		$31.73	$32.34	$27.15		$21.70		$22.60

Total return (D)	(35.93	)% (H)	13.85%	43.80%	25.78	% (E)	(0.20	)% (E)	14.03%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$3,089		$4,898	$1,525	$184		$214		$231
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (G)	2.12	% (I)	2.08%	2.41%	2.68%		2.73%		2.65%
Expenses, net waiver and reimbursement (G)	2.12	% (I)	2.12%	2.24%	2.15%		1.91%		1.75%
Net investment loss	(1.03	)% (I)	(1.62)%	(1.54)%	(1.30)%		(0.59)%		(0.14)%
Portfolio turnover rate	95	% (H)	225%	320%	220%		411%		305%

(A)	Effective September 21, 2018, the Fund had a one-to-ten reverse stock split. Per Share amounts for the periods have been adjusted to give effect to the one-to-ten stock split.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(C)	Amount is less than $0.005.

(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges.

(E)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(F)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount does not correlate to the aggregate of the net realized and unrealized loss in the Statement of Operations for the year ended December 31, 2018, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

(G)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	2.12	% (H)	2.08%	2.41%	2.68%	2.73%	2.65%
Expenses, net waiver and reimbursement	2.12	% (H)	2.12%	2.24%	2.15%	1.91%	1.75%

(H)	Not Annualized

(I)	Annualized.

See accompanying notes which are an integral part of these financial statements.

RATIONAL FUNDS
Rational Strategic Allocation Fund
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Institutional
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,		December 31,	December 31,	December 31,	December 31,	December 31,
	2022		2021	2020	2019	2018	2017
	(Unaudited)
Net asset value, beginning of year/period	$10.24		$8.94	$9.58	$9.12	$10.02	$9.37

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.14		0.40	0.27	0.36	0.39	0.33
Net realized and unrealized gain (loss) on investments	(2.79)		2.54	(0.61)	0.79	(0.67)	0.78
Total from investment operations	(2.65)		2.94	(0.34)	1.15	(0.28)	1.11

LESS DISTRIBUTIONS:
From net investment income	(0.11)		(0.36)	(0.28)	(0.41)	(0.36)	(0.46)
From net realized gains on investments	—		(1.28)	—	(0.22)	(0.26)	—
From Return of capital	—		—	(0.02)	(0.06)	—	—
Total distributions	(0.11)		(1.64)	(0.30)	(0.69)	(0.62)	(0.46)

Net asset value, end of year/period	$7.48		$10.24	$8.94	$9.58	$9.12	$10.02

Total return (B)	(26.02	)% (G)	33.94%	(3.19)%	12.64%	(2.81)%	11.95%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$1,121		$519	$248	$266	$253	$278
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (C,E)	1.21	% (H)	1.11%	1.31%	0.98%	1.04%	0.85%
Expenses, net waiver and reimbursement (C,E)	0.47	% (H)	0.46%	0.45%	0.45%	0.45%	0.45%
Net investment income (C,D)	3.05	% (H)	3.78%	3.26%	3.67%	3.91%	3.35%
Portfolio turnover rate	14	% (G)	2%	89%	62%	53%	17%

	Class A
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,		December 31,	December 31,	December 31,	December 31,	December 31,
	2022		2021	2020	2019	2018	2017
	(Unaudited)
Net asset value, beginning of year/period	$10.30		$8.99	$9.63	$9.15	$10.05	$9.40

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.12		0.34	0.25	0.32	0.33	0.26
Net realized and unrealized gain (loss) on investments	(2.81)		2.59	(0.61)	0.82	(0.63)	0.83
Total from investment operations	(2.69)		2.93	(0.36)	1.14	(0.30)	1.09

LESS DISTRIBUTIONS:
From net investment income	(0.09)		(0.34)	(0.26)	(0.38)	(0.34)	(0.44)
From net realized gains on investments	—		(1.28)	—	(0.22)	(0.26)	—
From Return of capital	—		—	(0.02)	(0.06)	—	—
Total distributions	(0.09)		(1.62)	(0.28)	(0.66)	(0.60)	(0.44)

Net assets, end of year/period (in 000’s)	$7.52		$10.30	$8.99	$9.63	$9.15	$10.05

Total return (B)	(26.16	)% (G)	33.57%	(3.42)%	12.49%	(3.05)%	11.61%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$6,561		$9,830	$7,713	$9,395	$9,842	$13,033
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (C,F)	1.55	% (H)	1.47%	1.65%	1.35%	1.37%	1.14%
Expenses, net waiver and reimbursement (C,F)	0.72	% (H)	0.71%	0.70%	0.70%	0.70%	0.70%
Net Investment income (C,D)	2.72	% (H)	3.30%	2.98%	3.25%	3.25%	2.60%
Portfolio turnover rate	14	% (G)	2%	89%	62%	53%	17%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(C)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(D)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(E)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	1.19	% (H)	1.10%	1.31%	0.98%	1.04%	0.85%
Expenses, net waiver and reimbursement	0.45	% (H)	0.45%	0.45%	0.45%	0.45%	0.45%

(F)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	1.53	% (H)	1.46%	1.65%	1.35%	1.37%	1.14%
Expenses, net waiver and reimbursement	0.70	% (H)	0.70%	0.70%	0.70%	0.70%	0.70%

(G)	Not Annualized

(H)	Annualized.

See accompanying notes which are an integral part of these financial statements.

RATIONAL FUNDS
Rational Strategic Allocation Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Class C
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,		December 31,	December 31,	December 31,	December 31,	December 31,
	2022		2021	2020	2019	2018	2017
	(Unaudited)
Net asset value, beginning of year/period	$10.25		$8.95	$9.58	$9.11	$10.03	$9.39

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.09		0.26	0.19	0.26	0.29	0.23
Net realized and unrealized gain (loss) on investments	(2.79)		2.58	(0.61)	0.80	(0.67)	0.78
Total from investment operations	(2.70)		2.84	(0.42)	1.06	(0.38)	1.01

LESS DISTRIBUTIONS:
From net investment income	(0.06)		(0.26)	(0.19)	(0.31)	(0.28)	(0.37)
From net realized gains on investments	—		(1.28)	—	(0.22)	(0.26)	—
From Return of capital	—		—	(0.02)	(0.06)	—	—
Total distributions	(0.06)		(1.54)	(0.21)	(0.59)	(0.54)	(0.37)

Net asset value, end of year/period	$7.49		$10.25	$8.95	$9.58	$9.11	$10.03

Total return (B)	(26.37	)% (F)	32.60%	(4.13)%	11.61%	(3.83)%	10.80	% (E)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$1		$1	$1	$1	$1	$1
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (C,E)	2.32	% (G)	2.24%	2.33%	2.02%	1.92%	1.82%
Expenses, net waiver and reimbursement (C,E)	1.47	% (G)	1.46%	1.45%	1.45%	1.45%	1.45%
Net investment income (C,D)	1.98	% (G)	2.53%	2.26%	2.65%	2.89%	2.31%
Portfolio turnover rate	14	% (F)	2%	89%	62%	53%	17%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(C)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(D)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(E)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	2.30	% (G)	2.23%	2.33%	2.02%	1.92%	1.82%
Expenses, net waiver and reimbursement	1.45	% (G)	1.45%	1.45%	1.45%	1.45%	1.45%

(F)	Not Annualized

(G)	Annualized.

See accompanying notes which are an integral part of these financial statements.

RATIONAL FUNDS
Rational/ReSolve Adaptive Asset Allocation Fund
Financial Highlights (Consolidated)

For a Share Outstanding Throughout Each Year/Period

	Institutional
	For the		For the	For the	For the	For the		For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
	June 30,		December 31,	December 31,	December 31,	December 31,		December 31,
	2022		2021	2020	2019	2018		2017
	(Unaudited)
Net asset value, beginning of year/period	$22.71		$23.77	$23.73	$23.10	$25.25		$24.33

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (A)	(0.19)		(0.50)	(0.37)	(0.02)	(0.04)		(0.32)
Net realized and unrealized gain (loss) on investments	2.15		3.16	0.52	4.32	(1.89)		1.26
Total from investment operations	1.96		2.66	0.15	4.30	(1.93)		0.94

LESS DISTRIBUTIONS:
From net investment income	—		(3.72)	(0.08)	(0.69)	—		—
From net realized gains on investments	—		—	—	(2.94)	(0.22)		(0.02)
From Return of capital	—		—	(0.03)	(0.04)	—		—
Total distributions	—		(3.72)	(0.11)	(3.67)	(0.22)		(0.02)

Net asset value, end of year/period	$24.67		$22.71	$23.77	$23.73	$23.10		$25.25

Total return (B)	8.63	% (F)	11.28%	0.65%	18.32%	(7.64)%		3.85%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$159,794		$64,890	$62,176	$51,221	$27,460		$5,883
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (C)	2.06	% (G)	2.17%	2.18%	2.32%	2.90%		2.49%
Expenses, net waiver and reimbursement (C)	1.97	% (G)	1.98%	1.97%	1.97%	1.97%		1.97%
Net investment loss	(1.60	)% (G)	(1.95)%	(1.61)%	(0.06)%	(0.17)%		(1.33)%
Portfolio turnover rate	0	% (F)	0%	0%	0%	0%		0%

	Class A
	For the		For the	For the	For the	For the		For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
	June 30,		December 31,	December 31,	December 31,	December 31,		December 31,
	2022		2021	2020	2019	2018		2017
	(Unaudited)
Net asset value, beginning of year/period	$22.53		$23.61	$23.52	$22.96	$25.16		$24.30

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (A)	(0.22)		(0.55)	(0.36)	(0.10)	(0.11)		(0.21)
Net realized and unrealized gain (loss) on investments	2.14		3.13	0.45	4.30	(1.87)		1.09
Total from investment operations	1.92		2.58	0.09	4.20	(1.98)		0.88

LESS DISTRIBUTIONS:
From net investment income	—		(3.66)	—	(0.66)	—		—
From net realized gains on investments	—		—	—	(2.94)	(0.22)		(0.02)
From Return of capital	—		—	—	(0.04)	—		—
Total distributions	—		(3.66)	—	(3.64)	(0.22)		(0.02)

Net asset value, end of year/period	$24.45		$22.53	$23.61	$23.52	$22.96		$25.16

Total return (B)	8.52	% (F)	10.99%	0.38%	18.01%	(7.87	)% (E)	3.57%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$1,647		$607	$776	$5,425	$2,169		$130
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (D)	2.29	% (G)	2.36%	2.47%	2.60%	3.14%		2.90%
Expenses, net waiver and reimbursement (D)	2.22	% (G)	2.23%	2.22%	2.22%	2.22%		2.22%
Net investment loss	(1.74	)% (G)	(2.10)%	(1.43)%	(0.39)%	(0.45)%		(0.88)%
Portfolio turnover rate	0	% (F)	0%	0%	0%	0%		0%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(C)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	2.06	% (G)	2.16%	2.18%	2.32%	2.90%	2.49%
Expenses, net waiver and reimbursement	1.97	% (G)	1.97%	1.97%	1.97%	1.97%	1.97%

(D)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	2.29	% (G)	2.35%	2.47%	2.60%	3.14%	2.90%
Expenses, net waiver and reimbursement	2.22	% (G)	2.22%	2.22%	2.22%	2.22%	2.22%

(E)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(F)	Not Annualized

(G)	Annualized.

See accompanying notes which are an integral part of these financial statements.

RATIONAL FUNDS
Rational/ReSolve Adaptive Asset Allocation Fund (Continued)
Financial Highlights (Consolidated)

Net asset value, beginning of year/period

	Class C
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,		December 31,	December 31,	December 31,	December 31,	December 31,
	2022		2021	2020	2019	2018	2017
	(Unaudited)
Net asset value, beginning of year/period	$21.88		$23.03	$23.11	$22.61	$24.96	$24.29

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (A)	(0.31)		(0.72)	(0.57)	(0.26)	(0.31)	(0.54)
Net realized and unrealized gain (loss) on investments	2.08		3.05	0.49	4.20	(1.82)	1.23
Total from investment operations	1.77		2.33	(0.08)	3.94	(2.13)	0.69

LESS DISTRIBUTIONS:
From net investment income	—		(3.48)	—	(0.46)	—	—
From net realized gains on investments	—		—	—	(2.94)	(0.22)	(0.02)
From Return of capital	—		—	—	(0.04)	—	—
Total distributions	—		(3.48)	—	(3.44)	(0.22)	(0.02)

Net asset value, end of year/period	$23.65		$21.88	$23.03	$23.11	$22.61	$24.96

Total return (B)	8.09	% (D)	10.18%	(0.35)%	17.15%	(8.53)%	2.83%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$353		$241	$250	$438	$322	$371
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (C)	3.08	% (E)	3.18%	3.35%	3.37%	4.65%	3.60%
Expenses, net waiver and reimbursement (C)	2.97	% (E)	2.98%	2.97%	2.97%	2.97%	2.97%
Net investment loss	(2.67	)% (E)	(2.95)%	(2.51)%	(1.04)%	(1.24)%	(2.26)%
Portfolio turnover rate	0	% (D)	0%	0%	0%	0%	0%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(C)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	3.08	% (E)	3.17%	3.35%	3.37%	4.65%	3.60%
Expenses, net waiver and reimbursement	2.97	% (E)	2.97%	2.97%	2.97%	2.97%	2.97%

(D)	Not annualized.

(E)	Annualized.

See accompanying notes which are an integral part of these financial statements.

RATIONAL FUNDS
Rational/Pier 88 Convertible Securities Fund
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Institutional
	For the		For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Period Ended
	June 30,		December 31,	December 31,	December 31,
	2022		2021	2020	2019 (A)
	(Unaudited)
Net asset value, beginning of year/period	$11.96		$11.69	$10.17	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (B)	0.07		0.13	0.17	0.03
Net realized and unrealized gain on investments	(1.56)		1.04	1.56	0.14
Total from investment operations	(1.49)		1.17	1.73	0.17

LESS DISTRIBUTIONS:
From net investment income	(0.06)		(0.17)	(0.20)	—
From net realized gains on investments	—		(0.73)	(0.01)	—
Total distributions	(0.06)		(0.90)	(0.21)	—

Net asset value, end of year/period	$10.41		$11.96	$11.69	$10.17

Total return (C)	(12.47	)% (D)	10.21%	17.08%	1.70	% (D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$111,700		$118,333	$73,946	$5,707
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (G)	1.14	% (E)	1.17%	1.25%	7.22	% (E)
Expenses, net waiver and reimbursement (G)	0.99	% (E)	0.99%	0.99%	0.99	% (E)
Net investment income	1.27	% (E)	1.07%	1.62%	4.22	% (E)
Portfolio turnover rate	70	% (D)	130%	140%	5	% (D)

	Class A
	For the		For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Period Ended
	June 30,		December 31,	December 31,	December 31,
	2022		2021	2020	2019 (A)
	(Unaudited)
Net asset value, beginning of year/period	$11.97		$11.69	$10.17	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (B)	0.06		0.11	0.39	0.02
Net realized and unrealized gain on investments	(1.56)		1.03	1.33	0.15
Total from investment operations	(1.50)		1.14	1.72	0.17

LESS DISTRIBUTIONS:
From net investment income	(0.05)		(0.13)	(0.19)	—
From net realized gains on investments	—		(0.73)	(0.01)	—
Total distributions	(0.05)		(0.86)	(0.20)	—

Net asset value, end of year/period	$10.42		$11.97	$11.69	$10.17

Total return (C)	(12.56	)% (D)	9.97%	16.97%	1.70	% (D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$2,079		$2,231	$337	$0	(F)
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (H)	1.38	% (E)	1.35%	1.40%	7.47	% (E)
Expenses, net waiver and reimbursement (H)	1.24	% (E)	1.24%	1.24%	1.24	% (E)
Net investment income	1.04	% (E)	0.88%	3.50%	3.17	% (E)
Portfolio turnover rate	70	% (D)	130%	140%	5	% (D)

(A)	The Rational/Pier 88 Convertible Securities Fund Institutional Class, Class A and Class C Shares commenced operations December 6, 2019.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges.

(D)	Not Annualized

(E)	Annualized

(F)	Amount is less than $1000.

(G)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	1.14	% (E)	1.17%	1.25%	7.22	% (E)
Expenses, net waiver and reimbursement	0.99	% (E)	0.99%	0.99%	0.99	% (E)

(H)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	1.38	% (E)	1.35%	1.40%	7.47	% (E)
Expenses, net waiver and reimbursement	1.24	% (E)	1.24%	1.24%	1.24	% (E)

See accompanying notes which are an integral part of these financial statements.

RATIONAL FUNDS
Rational/Pier 88 Convertible Securities Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

Class C
For the	For the	For the	For the
Six Months Ended	Year Ended	Year Ended	Period Ended
June 30,	December 31,	December 31,	December 31,
2022	2021	2020	2019 (A)
(Unaudited)
Net asset value, beginning of year/period	$11.90	$11.66	$10.17	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (B)	0.02	0.02	0.32	0.02
Net realized and unrealized gain on investments	(1.55)	1.02	1.34	0.15
Total from investment operations	(1.53)	1.04	1.66	0.17

LESS DISTRIBUTIONS:
From net investment income	(0.02)	(0.07)	(0.16)	—
From net realized gains on investments	—	(0.73)	(0.01)	—
Total distributions	(0.02)	(0.80)	(0.17)	—

Net asset value, end of year/period	$10.35	$11.90	$11.66	$10.17

Total return (C)	(12.89	)% (D)	9.11%	16.33%	1.70	% (D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$321	$249	$55	(F)	$0	(F)
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (G)	2.10	% (E)	2.10%	2.13%	8.22	% (E)
Expenses, net waiver and reimbursement (G)	1.99	% (E)	1.99%	1.99%	1.99	% (E)
Net investment income	0.42	% (E)	0.17%	2.87%	3.17	% (E)
Portfolio turnover rate	70	% (D)	130%	140%	5	% (D)

(A)	The Rational/Pier 88 Convertible Securities Fund Institutional Class, Class A and Class C Shares commenced operations December 6, 2019.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges.

(D)	Not Annualized

(E)	Annualized

(F)	Amount is less than $1000.

(G)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	2.10	% (E)	2.10%	2.13%	8.22	% (E)
Expenses, net waiver and reimbursement	1.99	% (E)	1.99%	1.99%	1.99	% (E)

See accompanying notes which are an integral part of these financial statements.

RATIONAL FUNDS
Rational Special Situations Income Fund
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Institutional
	For the		For the		For the	For the
	Six Months Ended		Year Ended		Year Ended	Period Ended
	June 30,		December 31,		December 31,	December 31,
	2022		2021		2020	2019 (A)
	(Unaudited)
Net asset value, beginning of year/period	$19.69		$19.66		$20.10	$20.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (B)	0.50		0.74		0.43	0.32
Net realized and unrealized gain on investments	(1.39)		0.28		0.11	0.06
Total from investment operations	(0.89)		1.02		0.54	0.38

LESS DISTRIBUTIONS:
From net investment income	(0.48)		(0.99)		(0.93)	(0.25)
From net realized gains on investments	—		—		—	(0.03)
From Return of capital	—		(0.00	) (C)	(0.05)	—
Total distributions	(0.48)		(0.99)		(0.98)	(0.28)

Net asset value, end of year/period	$18.32		$19.69		$19.66	$20.10

Total return (D)	(4.59	)% (E)	5.30%		2.83%	1.91	% (E)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$694,021		$670,278		$352,892	$76,833
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (G)	1.75	% (F)	1.77%		1.80%	2.06	% (F)
Expenses, net waiver and reimbursement (G)	1.75	% (F)	1.75%		1.75%	1.75	% (F)
Net investment income	5.30	% (F)	3.75%		2.17%	3.48	% (F)
Portfolio turnover rate	15	% (E)	37%		4%	14	% (E)

	Class A
	For the		For the		For the	For the
	Six Months Ended		Year Ended		Year Ended	Period Ended
	June 30,		December 31,		December 31,	December 31,
	2022		2021		2020	2019 (A)
	(Unaudited)
Net asset value, beginning of year/period	$19.66		$19.64		$20.08	$20.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (B)	0.48		0.72		0.37	0.30
Net realized and unrealized gain on investments	(1.39)		0.24		0.13	0.05
Total from investment operations	(0.91)		0.96		0.50	0.35

LESS DISTRIBUTIONS:
From net investment income	(0.45)		(0.94)		(0.89)	(0.24)
From net realized gains on investments	—		—		—	(0.03)
From Return of capital	—		(0.00	) (C)	(0.05)	—
Total distributions	(0.45)		(0.94)		(0.94)	(0.27)

Net asset value, end of year/period	$18.30		$19.66		$19.64	$20.08

Total return (D)	(4.66	)% (E)	5.00%		2.60%	1.74	% (E)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$63,892		$58,164		$37,224	$5,449
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (H)	2.02	% (F)	2.03%		2.10%	2.21	% (F)
Expenses, net waiver and reimbursement (H)	2.00	% (F)	2.00%		2.00%	2.00	% (F)
Net investment income	5.04	% (F)	3.67%		1.88%	3.22	% (F)
Portfolio turnover rate	15	% (E)	37%		4%	14	% (E)

(A)	The Rational Special Situations Income Fund Institutional Class, Class A and Class C Shares commenced operations July 17, 2019.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year/period.

(C)	Represents an amount less than $0.01 per share.

(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges.

(E)	Not Annualized

(F)	Annualized

(G)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	1.75	% (F)	1.77%	1.80%	2.06	% (F)
Expenses, net waiver and reimbursement	1.75	% (F)	1.75%	1.75%	1.75	% (F)

(H)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	2.02	% (F)	2.03%	2.10%	2.21	% (F)
Expenses, net waiver and reimbursement	2.00	% (F)	2.00%	2.00%	2.00	% (F)

See accompanying notes which are an integral part of these financial statements.

RATIONAL FUNDS
Rational Special Situations Income Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Class C
	For the		For the		For the	For the
	Six Months Ended		Year Ended		Year Ended	Period Ended
	June 30,		December 31,		December 31,	December 31,
	2022		2021		2020	2019 (A)
	(Unaudited)
Net asset value, beginning of year/period	$19.61		$19.60		$20.06	$20.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (B)	0.41		0.48		0.21	0.23
Net realized and unrealized gain on investments	(1.39)		0.33		0.14	0.05
Total from investment operations	(0.98)		0.81		0.35	0.28

LESS DISTRIBUTIONS:
From net investment income	(0.38)		(0.80)		(0.76)	(0.19)
From net realized gains on investments	—		—		—	(0.03)
From Return of capital	—		(0.00	) (C)	(0.05)	—
Total distributions	(0.38)		(0.80)		(0.81)	(0.22)

Net asset value, end of year/period	$18.25		$19.61		$19.60	$20.06

Total return (D)	(5.02	)% (E)	4.22%		1.82%	1.43	% (E)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$34,871		$35,497		$14,123	$1,289
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (G)	2.73	% (F)	2.74%		2.77%	2.97	% (F)
Expenses, net waiver and reimbursement (G)	2.73	% (F)	2.75%		2.75%	2.75	% (F)
Net investment income	4.33	% (F)	2.46%		1.05%	2.47	% (F)
Portfolio turnover rate	15	% (E)	37%		4%	14	% (E)

(A)	The Rational Special Situations Income Fund Institutional Class, Class A and Class C Shares commenced operations July 17, 2019.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year/period.

(C)	Represents an amount less than $0.01 per share. Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not (D) reflect the impact of sales charges.

(E)	Not Annualized

(F)	Annualized

(G)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	2.73	% (F)	2.74%	2.77%	2.97	% (F)
Expenses, net waiver and reimbursement	2.73	% (F)	2.75%	2.75%	2.75	% (F)

See accompanying notes which are an integral part of these financial statements.

RATIONAL FUNDS
Rational Inflation Growth Fund
Financial Highlights

For a Share Outstanding Throughout Each Period

	Institutional				Class A				Class C
	For the		For the		For the		For the		For the		For the
	Six Months Ended		Period Ended		Six Months Ended		Period Ended		Six Months Ended		Period Ended
	June 30,		December 31,		June 30,		December 31,		June 30,		December 31,
	2022		2021(A)		2022		2021(A)		2022		2021(A)
Net asset value, beginning of period	$9.80		$10.00		$9.79		$10.00		$9.77		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (B)	0.03		0.25		0.02		0.49		(0.02)		0.70
Net realized and unrealized loss on investments	(0.73)		(0.38)		(0.73)		(0.63)		(0.73)		(0.86)
Total from investment operations	(0.70)		(0.13)		(0.71)		(0.14)		(0.75)		(0.16)

LESS DISTRIBUTIONS:
From net investment income	(0.03)		(0.07)		(0.02)		(0.07)		—		(0.07)
From net realized gains on investments	—		—		—		—		—		—
Total distributions	(0.03)		(0.07)		(0.02)		(0.07)		—		(0.07)

Net asset value, end of period	$9.07		$9.80		$9.06		$9.79		$9.02		$9.77

Total return (C)	(7.19	)% (D)	(1.26	)% (D)	(7.30	)% (D)	(1.39	)% (D)	(7.68	)% (D)	(1.60	)% (D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$2,515		$1,360		$952		$697		$32		$26
Ratios to average net assets
Expenses, before waiver and reimbursement	4.75	% (E)	12.47	% (E)	5.06	% (E)	12.72	% (E)	5.83	% (E)	13.47	% (E)
Expenses, net waiver and reimbursement	1.49	% (E)	1.49	% (E)	1.74	% (E)	1.74	% (E)	2.49	% (E)	2.49	% (E)
Net investment income	0.59	% (E)	6.83	% (E)	0.32	% (E)	13.23	% (E)	(0.42	)% (E)	19.41	% (E)
Portfolio turnover rate	7	% (D)	0	% (D)	7	% (D)	0	% (D)	7	% (D)	0	% (D)

(A)	The Rational Inflation Growth Fund commenced operations August 18, 2021.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges.

(D)	Not Annualized

(E)	Annualized

See accompanying notes which are an integral part of these financial statements.

RATIONAL FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited)
June 30, 2022	SEMI-ANNUAL REPORT

(1)	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Mutual Fund and Variable Insurance Trust (the “Trust”) was organized as a Delaware statutory trust on June 23, 2006. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of June 30, 2022, the Trust operated 8 separate series, or mutual funds, each with its own investment objective and strategy. This report contains financial statements and financial highlights of the funds listed below (individually referred to as a “Fund”, or collectively as the “Funds”):

Fund	Sub-Advisor	Primary Objective
Rational Equity Armor Fund (“Equity Armor”)	Equity Armor Investments, LLC	Total return on investment, with dividend income an important component of that return.
Rational Tactical Return Fund (“Tactical Return”)	Warrington Asset Management, LLC	Total return consisting of long-term capital appreciation and income.
Rational Dynamic Brands Fund (“Dynamic Brands”)	Accuvest Global Advisors, Inc.	Long-term capital appreciation.
Rational Strategic Allocation Fund (“Strategic Allocation”)		Current income and moderate appreciation of capital.
Rational/ReSolve Adaptive Asset Allocation Fund (“ReSolve Adaptive”)	ReSolve Asset Management, Inc.	Long-term capital appreciation.
Rational/Pier 88 Convertible Securities Fund (“Pier 88”)	Pier 88 Investment Partners, LLC	Total return consisting of capital appreciation and income.
Rational Special Situations Income Fund (“Special Situations”)	ESM Management, LLC	Total return consisting of capital appreciation and income.
Rational Inflation Growth Fund (“Inflation Growth”)	SL Advisors, LLC	Long-term capital appreciation.

The Funds are classified as diversified funds under the 1940 Act, except Special Situations, Pier 88 and Inflation Growth, which are classified as non-diversified funds.

Currently, all Funds offer Class A, Class C and Institutional shares. Each class of shares for each Fund has identical rights and privileges except with respect to distribution (12b-1) and service fees, if any, voting rights on matters affecting a single class of shares, exchange privileges of each class of shares and sales charges. The price at which the Funds will offer or redeem shares is the net asset value (“NAV”) per share next determined after the order is considered received, subject to any applicable front end or contingent deferred sales charges. Class A shares have a maximum sales charge on purchases of 5.75% for ReSolve Adaptive and Inflation Growth and 4.75% for all other Funds as a percentage of the original purchase price. Class C shares have a contingent deferred sales charge of 1.00% on shares sold within one year of purchase. Each Fund’s prospectus provides a description of each Fund’s investment objectives, policies and strategies along with information on the classes of shares currently being offered.

(2)	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds and are in accordance with accounting principles generally accepted in the United States of America (“GAAP”). Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A. Investment Valuations

All investments in securities are recorded at their estimated fair value. In computing the NAV of the Funds, fair value is based on market valuations with respect to portfolio securities for which market quotations are readily available. Pursuant to Trustee-approved policies, the Trust relies on certain security pricing services to provide the current market value of securities. Those security pricing services value equity securities (including foreign equity securities, exchange-traded funds and closed-end funds) traded on a securities exchange at the last reported sales price on the principal exchange. Equity

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June 30, 2022	SEMI-ANNUAL REPORT

securities quoted by NASDAQ are valued at the NASDAQ official closing price. If there is no reported sale on the principal exchange, and in the case of over-the counter securities, equity securities are valued at a bid price estimated by the security pricing service. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Option contracts are generally valued at the close. If the close price is outside the bid and the ask price; the quote closest to the close is used. When there is no trading volume the mean of the bid and ask is used. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect as of the close of the NYSE. Investments in open-end investment companies (except for exchange-traded funds) are valued at their respective net asset value as reported by such companies. Futures, which are traded on an exchange, are valued at the settlement price determined by the exchange. Options are valued at their closing price on the exchange they are traded on. When no closing price is available, options are valued at their mean price. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Securities for which market quotations are not readily available are valued at fair value under Trust procedures approved by the Board. In these cases, a Pricing Committee, established and appointed by the Board, determines in good faith, subject to Trust procedures, the fair value of portfolio securities held by a Fund (“good faith fair valuation”). When a good faith fair valuation of a security is required, consideration is generally given to a number of factors including, but not limited to the following: dealer quotes, published analyses by dealers or analysts regarding the security, transactions which provide implicit valuation of the security (such as a merger or tender offer transaction), the value of other securities or contracts which derive their value from the security at issue, and the implications of any other circumstances which have caused trading in the security to halt. With respect to certain categories of securities, the procedures utilized by the Pricing Committee detail specific valuation methodologies to be applied in lieu of considering the aforementioned list of factors.

Fair valuation procedures are also used when a significant event affecting the value of a portfolio security is determined to have occurred between the time when the price of the portfolio security is determined and the close of trading on the NYSE, which is when each Fund’s NAV is computed. An event is considered significant if there is both an affirmative expectation that the security’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Significant events include significant securities’ market movements occurring between the time the price of the portfolio security is determined and the close of trading on the NYSE. For securities normally priced at their last sale price in a foreign market, such events can occur between the close of trading in the foreign market and the close of trading on the NYSE.

In some cases, events affecting the issuer of a portfolio security may be considered significant events. Examples of potentially significant events include announcements concerning earnings, acquisitions, new products, management changes, litigation developments, a strike or natural disaster affecting the company’s operations or regulatory changes or market developments affecting the issuer’s industry occurring between the time when the price of the portfolio security is determined and the close of trading on the NYSE. For securities of foreign issuers, such events could also include political or other developments affecting the economy or markets in which the issuer conducts its operations or its securities are traded.

There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV. In the case of good faith fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security’s present value. Good faith fair valuations generally remain unchanged until new information becomes available. Consequently, changes in good faith fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based upon the methods established by the board of directors of the Underlying Funds.

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June 30, 2022	SEMI-ANNUAL REPORT

Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Trust calculates the NAV for each of the Funds by valuing securities held based on fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

●	Level 1 - unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date.

●	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2022, for each Fund’s assets and liabilities measured at fair value:

Equity Armor

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$53,149,846	$—	$—	$53,149,846
Exchange Traded Fund	4,444,028	—	—	4,444,028
Short-Term Investments	4,787,679	—	—	4,787,679
Derivatives
Purchased Options	$3,426,088	$—	$—	$3,426,088
Futures Contracts	154,849	—	—	154,849
Total Assets	$65,962,490	$—	$—	$65,962,490
Liabilities*
Derivatives
Written Options	$2,410,075	$—	$—	$2,410,075
Futures Contracts	(13,030)	—	—	(13,030)
Total Liabilities	$2,397,045	$—	$—	$2,397,045

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Tactical Return

Assets*	Level 1	Level 2	Level 3	Total
Short-Term Investments	$229,512,176	$—	$—	$229,512,176
Derivatives
Futures Contracts	$38,887	$—	$—	$38,887
Total Assets	$229,551,063	$—	$—	$229,551,063

Dynamic Brands

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$50,426,818	$—	$—	$50,426,818
Short-Term Investments	2,623,742	—	—	2,623,742
Total Assets	$53,050,560	$—	$—	$53,050,560

Strategic Allocation

Assets*	Level 1	Level 2	Level 3	Total
Open End Funds	$6,272,305	$—	$—	$6,272,305
Short-Term Investments	272,907	—	—	272,907
Derivatives
Futures Contract	$98,800	$—	$—	$98,800
Total Assets	$6,644,012	$—	$—	$6,644,012

ReSolve Adaptive

Assets*	Level 1	Level 2	Level 3	Total
Short-Term Investments	$150,236,752	$—	$—	$150,236,752
Derivatives
Futures Contracts	2,618,153	—	—	2,618,153
Total Assets	$152,854,905	$—	$—	$152,854,905
Liabilities*
Derivatives
Futures Contracts	$4,661,855	$—	$—	$4,661,855
Total Liabilities	$4,661,855	$—	$—	$4,661,855

Pier 88

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$6,522,230	$—	$—	$6,522,230
Preferred Stocks	43,705,018	—	—	43,705,018
Convertible Bonds	—	54,659,816	—	54,659,816
Short-Term Investments	10,887,444	—	—	10,887,444
Total Assets	$61,114,692	$54,659,816	$—	$115,774,508

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Special Situations

Assets*	Level 1	Level 2	Level 3	Total
Asset Backed Securities	—	612,451,945	—	612,451,945
Corporate Bonds	—	112,529,472	—	112,529,472
Short-Term Investments	64,922,473	—	—	64,922,473
Total Assets	$64,922,473	$724,981,417	$—	$789,903,890

Inflation Growth

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$2,527,838	$—	$—	$2,527,838
Exchange-Traded Funds	943,745	—	—	943,745
Short-Term Investments	10,786	—	—	10,786
Derivatives
Futures Contracts	23,125	—	—	23,125
Total Assets	$3,505,494	$—	$—	$3,505,494
Liabilities*
Futures Contracts	$26,375	$—	$—	$26,375
Total Liabilities	$26,375	$—	$—	$26,375

*	Refer to the Schedule of Investments for industry classifications.

There were no level 3 securities held during the period for any Fund.

Consolidation of Subsidiaries – The consolidated financial statements of the ReSolve Adaptive include the accounts of RDMF Fund Ltd. (“RDMF” or “CFC”), a wholly-owned and controlled foreign subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.

Each Fund may invest up to 25% of its total assets in a controlled foreign corporation, which acts as an investment vehicle in order to affect certain investments consistent with ReSolve Adaptive’s respective investment objectives and policies.

	Inception Date of	CFC Net Assets as of	% of Net Assets as of
	CFC	June 30, 2022	June 30, 2022
RDMF Fund, Ltd.	8/5/2016	$ 13,098,689	8.10%

For tax purposes, this is an exempted Cayman investment company. The CFC has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, a CFC is a Controlled Foreign Corporation which generates and is allocated no income which is considered effectively connected with U.S. trade or business and as such is not subject to U.S. income tax. However, as a wholly -owned Controlled Foreign Corporation, RDMF’s net income and capital gain, to the extent of its earnings and profits, will be included each year in the ReSolve Adaptive’s investment company taxable income.

B. Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments, and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuation arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currency transactions.

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Reported net realized foreign exchange gains or losses arise from sales of portfolio securities; sales and maturities of short term securities; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period-end, resulting from changes in the exchange rate.

C. Derivative Instruments

Certain of the Funds may be subject to equity price risk, commodity risk, interest rate risk and foreign currency exchange risk in the normal course of pursuing their investment objectives. Certain of the Funds may invest in various financial instruments including positions in foreign currency contracts, written and purchased option contracts and futures contracts to gain exposure to or hedge against changes in the value of equities or foreign currencies. The following is a description of the derivative instruments utilized by the Funds, including the primary underlying risk exposure related to each instrument type.

Futures Contracts – Certain of the Funds may purchase and sell futures contracts. A Fund may use futures contracts to gain exposure to, or hedge against changes in the value of underlying reference assets, such as equities, interest rates, commodities prices or foreign currencies. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts.

Options Contracts – Certain Funds may purchase put and call options and write put and call options. The premium paid for a purchased put or call option plus any transaction costs will reduce the benefit, if any, realized by a Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Funds. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Funds, the benefits realized by the Funds as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.

When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Funds have realized gains or losses. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Funds.

Written and purchased options are non-income producing securities. With options, there is minimal counterparty risk to the Funds since these options are exchange traded and the exchange’s clearinghouse acts as counterparty to all exchange traded options and guarantees against a possible default. Initial margin deposits required upon entering into options contracts are satisfied by the deposits of cash as collateral for the account of the broker (the Fund’s agent in acquiring the options).

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June 30, 2022	SEMI-ANNUAL REPORT

Convertible Securities – Pier 88 invests in convertible securities, which include fixed income securities that may be exchanged or converted into a predetermined number of shares of the issuer’s underlying common stock at the option of the holder during a specified period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of “usable” bonds and warrants or a combination of the features of several of these securities. The investment characteristics of each convertible security vary widely, which allows convertible securities to be employed for a variety of investment strategies. The Fund will exchange or convert the convertible securities held in its portfolio into shares of the underlying common stock when, in the Advisor’s or Sub-Advisor’s opinion, the investment characteristics of the underlying common shares will assist the Fund in achieving its investment objective. Otherwise, the Fund may hold or trade convertible securities.

The derivatives are not accounted for as hedging instruments under GAAP. The effect of derivative instruments on the Statements of Assets and Liabilities and Consolidated Statements of Assets and Liabilities at June 30, 2022, were as follows:

			Location of derivatives on Statements	Fair value of asset/liability
Fund	Derivative	Risk Type	of Assets and Liabilities	derivatives
Equity Armor
	Futures	Equity	Futures unrealized appreciation	$154,849
			Futures unrealized depreciation	(13,030)
			Totals	$141,819
Tactical Return
	Options	Equity	Options Written	$2,410,075
				$2,410,075
Strategic Allocation

	Futures	Equity	Futures unrealized appreciation	$98,800
			Totals	$98,800
ReSolve Adaptive

	Futures	Equity	Futures unrealized appreciation	$282,325
			Futures unrealized depreciation	(664,504)
		Commodity	Futures unrealized appreciation	1,342,069
			Futures unrealized depreciation	(3,699,517)
		Currency	Futures unrealized appreciation	227,657
			Futures unrealized depreciation	(108,851)
		Interest	Futures unrealized appreciation	766,102
			Futures unrealized depreciation	(188,983)
			Totals	$(2,043,702)

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The effect of derivative instruments on the Statements of Operations and Consolidated Statements of Operations for the Funds, for the six months ended June 30, 2022, were as follows:

				Realized and unrealized gain
Fund	Derivative	Risk Type	Location of gain (loss) on derivatives	(loss) on derivatives
Equity Armor
	Options Purchased	Equity	Net realized loss from options purchased	$(7,200,670)
	Options Written	Equity	Net realized gain from options written	5,038,230
	Futures	Equity	Net realized gain from futures	2,091,911
				$(70,529)

	Options Purchased	Equity	Net change in unrealized appreciation on options purchased	$7,212
	Options Written	Equity	Net change in unrealized depreciation on options written	(629,825)
	Futures	Equity	Net change in unrealized appreciation on futures	530,149
				$(92,464)
Tactical Return
	Futures	Equity	Net realized loss from futures	$(71)
	Options Purchased	Equity	Net realized gain from options purchased	483,070
	Options Written	Equity	Net realized loss from options written	(45,527)
				$437,472

	Options Written	Equity	Net change in unrealized gain from options written	$101,728

Strategic Allocation
	Futures	Equity	Net realized loss from futures	$(2,076,417)

	Futures	Equity	Net change in unrealized depreciation on futures	(126,760)
				$(2,203,177)
ReSolve Adaptive
	Futures	Equity	Net realized gain from futures	$105,971
		Commodity	Net realized gain from futures	11,135,588
		Currency	Net realized gain from futures	471,355
		Interest	Net realized loss from futures	(3,643,885)
			Totals	$8,069,029

	Futures	Equity	Net change in unrealized depreciation on futures	$(724,359)
		Commodity	Net change in unrealized depreciation on futures	(2,664,647)
		Currency	Net change in unrealized appreciation on futures	55,225
		Interest	Net change in unrealized appreciation on futures	926,521
			Totals	$(2,407,260)
Inflation Growth
	Futures	Equity	Net realized loss from futures	$(596)

	Futures	Equity	Net change in unrealized depreciation on futures	(3,250)
				$(3,846)

The value of derivative instruments outstanding as of June 30, 2022 as disclosed in the Schedules of Investments (Consolidated Schedule of Investments for ReSolve Adaptive) and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statements of Operations (Consolidated Statements of Operations for ReSolve Adaptive) serve as indicators of the volume of derivative activity for the Funds.

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Balance Sheet Offsetting Information

The following table provides a summary of offsetting financial assets and liabilities derivatives and the effect of the derivative instruments on the Statements of Assets and Liabilities and Consolidated Statements of Assets and Liabilities as of June 30, 2022:

				Gross Amounts of Assets Presented in the
				(Consolidated) Statement of Assets & Liabilities
		Gross Amounts	Net Amounts
	Gross Amounts	Offset in the	Presented in the
	Recognized in the	(Consolidated)	(Consolidated)
	(Consolidated)	Statements of	Statements of
	Statements of Assets	Assets and	Assets and	Financial	Cash Collateral
	and Liabilities	Liabilities	Liabilities	Instruments	Pledged/Received (1)	Net Amount
Equity Armor
Description of Asset:
Futures Contracts	$154,849	$—	$154,849	$(13,030)	$—	$141,819
Description of Liability:
Futures Contracts	$13,030	$—	$13,030	$(13,030)	$—	$—
Strategic Allocation
Description of Asset:
Futures Contracts	$98,800	$—	$98,800	$—	$—	$98,800
ReSolve Adaptive
Description of Asset:
Futures Contracts	$2,618,153	$—	$2,618,153	$(2,618,153)	$—	$—
Description of Liability:
Futures Contracts	$4,661,855	$—	$4,661,855	$(4,661,855)	$(2,043,702)	$—
Inflation Growth
Description of Asset:
Futures Contracts	$23,125	$—	$23,125	$(26,375)	$(3,250)	$—
Description of Liability:
Futures Contracts	$(26,375)	$—	$(26,375)	$(26,375)	$—	$—

(1)	The amount is limited to the derivative liability balance and accordingly does not include excess collateral pledged.

D. Security Transactions and Related Income

During the period, investment transactions are accounted for no later than the first calculation of the NAV on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. Discounts and premiums on securities purchased are accreted and amortized over the lives of the respective securities using the effective interest method. For convertible securities, premiums attributable to the conversion feature are not amortized. Securities gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends, less foreign tax withholding (if any), are recorded on the ex-dividend date. Withholding taxes and capital gains on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

E. Dividends and Distributions to Shareholders

The amount of dividends from net investment income and net realized gains recorded on the ex-dividend date are determined in accordance with the federal income tax regulations, which may differ from GAAP and are recorded on ex-date. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g. tax treatment of foreign currency gain/loss, non -deductible stock issuance costs, distributions and income received from pass through investments and net investment loss adjustments), such amounts are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. Temporary differences are primarily due to market discounts, capital loss carryforwards and losses deferred due to wash sales, straddles and return of capital from investments. Dividends are declared separately for each

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June 30, 2022	SEMI-ANNUAL REPORT

class. No class has preferential rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Fund	Income Dividends	Capital Gains
Equity Armor	Monthly	Annually
Tactical Return	Annually	Annually
Dynamic Brands	Annually	Annually
Strategic Allocation	Quarterly	Annually
ReSolve Adaptive	Annually	Annually
Pier 88	Quarterly	Annually
Special Situations	Monthly	Annually
Inflation Growth	Quarterly	Annually

Certain Funds may own shares of real estate investments trusts (“REITs”) which report information on the source of their distributions annually. Distributions received from investments in REITs in excess of income from underlying investments are recorded as realized gain and/or as a reduction to the cost of the individual REIT.

F. Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among various Funds or all Funds within the Trust in relation to the net assets of each Fund or on another reasonable basis. Income, non-class specific expenses and realized/unrealized gains or losses are allocated to each class based on relative net assets. Distribution fees are charged to each respective share class in accordance with the distribution plan.

G. Federal Income Taxes

It is the policy of each Fund to qualify or continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed each Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended December 31, 2019 to December 31, 2021 (as applicable), or expected to be taken in the Funds’ December 31, 2022 year-end tax returns. Each Fund identifies its major tax jurisdictions as U.S. Federal, and foreign jurisdictions where the Funds make significant investments; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits, as income tax expenses in the Statements of Operations. As of June 31, 2022, the Funds did not incur any interest or penalties.

H. Indemnification

The Trust indemnifies its Officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

I. Market Risk

Overall market risks may also affect the value of a Fund. The market values of securities or other investments owned by a Fund will go up or down, sometimes rapidly or unpredictably. Factors such as economic growth and market conditions, interest rate levels, exchange rates and political events affect the securities markets. Changes in market conditions and interest rates generally do not have the same impact on all types of securities and instruments. Unexpected local, regional

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June 30, 2022	SEMI-ANNUAL REPORT

or global events and their aftermath, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues; recessions and depressions; or other tragedies, catastrophes and events could have a significant impact on a Fund and its investments and could result in increased premiums or discounts to the Fund’s net asset value, and may impair market liquidity, thereby increasing liquidity risk. Such events can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. A Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. In times of severe market disruptions, you could lose your entire investment.

An outbreak of infectious respiratory illness caused by a novel coronavirus known as COVID-19 was first detected in China in December 2019 and subsequently spread globally. This coronavirus has resulted in, among other things, travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, significant disruptions to business operations, market closures, cancellations and restrictions, supply chain disruptions, lower consumer demand, and significant volatility and declines in global financial markets, as well as general concern and uncertainty. The impact of COVID-19 has adversely affected, and other infectious illness outbreaks that may arise in the future could adversely affect, the economies of many nations and the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty.

(3)	FEES AND OTHER TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS

Investment Advisory Fee— Rational Advisors, Inc., (the “Advisor”) serves as the Funds’ investment adviser. Under the terms of the Advisory Agreement, the Advisor manages the investment operations of the Funds in accordance with each Fund’s respective investment policies and restrictions. The Funds’ sub-advisors are responsible for the day-to-day management of each Fund’s portfolios. The Advisor provides the Funds with investment advice and supervision and furnishes an investment program for the Funds. For its investment management services, the Funds pay to the Advisor, as of the last day of each month, an annualized fee as shown in the below table, such fees to be computed daily based upon daily average net assets of the Funds. The Funds’ sub-advisors are paid by the Advisor, not the Funds.

Fund	Advisory Fee Tiered Annual Rate
	Rate for the First $500 Million	Rate for the Next $500 Million	Rate for Excess Over $1 Billion
Equity Armor	0.75%	0.70%	0.65%
Dynamic Brands	0.75%	0.70%	0.65%

	Advisory Fee Annual Rate
Tactical Return	1.75%
Strategic Allocation	0.10%
ReSolve Adaptive	1.75%
Pier 88	0.85%
Special Situations	1.50%
Inflation Growth	1.25%

The Advisor has contractually agreed to waive all or a portion of its investment advisory fee (based on average daily net assets) and/or reimburse certain operating expenses of each Fund to the extent necessary in order to limit each Fund’s total annual fund operating expenses (exclusive of acquired fund fees and expenses, brokerage commissions and trading costs, interest (including borrowing costs and overdraft charges), taxes, short sale dividends and interest expenses, non-routine or extraordinary expenses (such as litigation or reorganizational costs), and costs and expenses of litigation or

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CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2022	SEMI-ANNUAL REPORT

claims on behalf of the Fund regarding portfolio investments initiated (or threatened) by the investment advisor or sub-advisor) as listed below:

	Expense Caps			Expiration
Fund	Institutional Class Shares	Class A Shares	Class C Shares
Equity Armor	N/A	N/A	N/A	N/A
Tactical Return	1.99%	2.24%	2.99%	April 30, 2023
Dynamic Brands	1.24%	1.49%	2.24%	April 30, 2023
Strategic Allocation	0.45%	0.70%	1.45%	April 30, 2023
ReSolve Adaptive	1.97%	2.22%	2.97%	April 30, 2023
Pier 88	0.99%	1.24%	1.99%	April 30, 2023
Special Situations	1.75%	2.00%	2.75%	April 30, 2023
Inflation Growth	1.49%	1.74%	2.49%	April 30, 2023

Amounts waived or reimbursed in the contractual period may be recouped by the Advisor within three years of the waiver and/or reimbursement. As of June 30, 2022, the following amounts have been waived or reimbursed by the Advisor and are subject to repayment by the respective Fund:

	Amount Waived or	Expiring Beginning
Fund	Reimbursed	December 31,
Equity Armor	137,069	2022
	135,785	2023
	38,723	2024
Tactical Return	179,111	2022
	127,155	2023
	104,062	2024
Dynamic Brands	53,415	2022
	—	2023
	—	2024
Strategic Allocation	63,678	2022
	72,877	2023
	67,124	2024
ReSolve Adaptive	140,730	2022
	137,538	2023
	125,327	2024
Pier 88	21,532	2022
	155,789	2023
	174,835	2024
Special Situations	66,286	2022
	159,379	2023
	119,447	2024
Inflation Growth	52,120	2024

The Independent Trustees are paid a quarterly retainer, and receive compensation for each committee meeting, telephonic Board meeting, and special in-person Board meeting attended. Officers receive no compensation from the Trust. The Trust reimburses each of the Independent Trustees for travel and other expenses incurred in connection with attendance at such meetings. The Trust has no retirement or pension plans. Additional information regarding the Trust’s Trustees is available in the Funds’ Statement of Additional Information.

The Board has adopted the Trust’s Distribution Plan (the “12b-1 Plan”) which allows each Fund to pay fees up to 0.25% for Class A shares and up to 1.00% for Class C shares based on average daily net assets of each class to financial intermediaries (which may be paid through the Funds’ distributor) for the sale and distribution of these shares. Pursuant to the 12b-1 Plan, the Funds may finance from their assets certain activities or expenses that are intended primarily to result in the sale of

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CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2022	SEMI-ANNUAL REPORT

Fund shares and to reimburse Northern Lights Distributors, LLC., the Funds’ distributor (the “Distributor or NLD”), and the Advisor for distribution related expenses. For the six months ended June 30, 2022, the amounts accrued by the Funds were as follows:

	12b-1 Fees
Fund	Class A	Class C
Equity Armor	$13,906	$8,715
Tactical Return	17,862	47,512
Dynamic Brands	21,699	19,720
Strategic Allocation	10,291	5
ReSolve Adaptive	1,075	1,302
Pier 88	2,652	1,335
Special Situations	76,798	181,840
Inflation Growth	1,150	149

Shareholder Servicing Fees - The Trust has adopted a Shareholder Services Plan pursuant to which the Funds may pay Shareholder Services Fees up to 0.25% of the average daily net assets to financial intermediaries for providing shareholder assistance, maintaining shareholder accounts and communicating or facilitating purchases and redemptions of shares for Institutional, Class A and Class C Shares.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Fund Solutions, LLC (“UFS”) – UFS an affiliate of the Distributor, provides administrative, fund accounting, and transfer agency services to the Funds pursuant to agreements with the Trust, for which it receives from each Fund the greater of an annual minimum fee or an asset based fee, which scales downward based upon net assets for fund administration, fund accounting and transfer agency services and are reflected as such on the Statements of Operations. The Funds also pay UFS for any out-of-pocket expenses. Officers of the Trust are also employees of UFS and are not paid any fees directly by the Trust for serving in such capacity.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds, which are included in printing expenses on the Statements of Operations.

Pursuant to the Management Services Agreement between the Trust and MFund Services LLC (“MFund”), an affiliate of the Advisor, MFund provides the Funds with various management and legal administrative services (“Management Services Agreement”). For these services, the Funds pay MFund as of the last day of each month an annualized asset-based fee which scales downward based upon net assets Prior to April 1, 2022, the Funds also paid an annual base fee per Fund. In addition, the Funds reimburse MFund for any reasonable out- of- pocket expenses incurred in the performance of its duties under the Management Services Agreement. The amounts due to MFund for the Management Services Agreement are listed in the Statements of Assets and Liabilities under “Payable to related parties” and the amounts accrued for the year are shown in the Statements of Operations under “Management service fees.”

Pursuant to the Compliance Services Agreement, MFund an affiliate of the Advisor, Mfund provides chief compliance officer services to the Funds. For these services, the Funds pay MFund as of the last day of each month an annualized base fee plus an annualized asset-based fee based upon net assets. In addition, the Funds reimburse MFund for any reasonable out-of-pocket expenses incurred in the performance of its duties under the Compliance Services Agreement. These fees are included in Compliance Officer Fees on the Statements of Operations. The amounts due to MFund for chief compliance officer are listed in the Statements of Assets and Liabilities under “Payable to related parties” and the amounts accrued for the year are shown in the Statements of Operations under “Compliance officer fees.”

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CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2022	SEMI-ANNUAL REPORT

Affiliated Funds — Affiliated companies are mutual funds that are advised by Catalyst Capital Advisors, AlphaCentric Advisors, LLC or Rational Advisors, Inc. Companies that are affiliates of the Funds at June 30, 2022, are noted in the Strategic Allocation’s Schedule of Investments. A summary of these investments in affiliated funds is set forth below:

	Shares Balance					Change in	Dividends	Amount of Gain
	December 31,			Shares Balance		Unrealized	Credited to	(Loss) Realized on
Fund	2021	Purchases	Sales	June 30, 2022	Fair Value	Gain/(Loss)	Income	Sale of Shares
AlphaCentric Income Opportunities Fund, Inst. Sh.	43,779	4,644	13,020	35,403	$341,995	$(103,270)	$9,910	$6,158
Catalyst Enhanced Income Strategy Fund, Inst. Sh.	160,742	22,186	56,020	126,908	1,310,964	(68,256)	49,063	(31,564)
Catalyst Insider Income Fund Inst. Sh.	103,185	14,628	32,610	85,203	753,198	(78,065)	15,833	(21,564)
Catalyst/CIFC Floating Rate Income Fund	105,601	13,917	37,160	82,358	736,281	(54,864)	19,081	(9,812)
Catalyst Interest Rate Opportunity Fund, Inst. Sh.	96,310	14,498	36,749	74,059	590,987	23,447	20,077	60,030
Rational Special Situations Income Fund, Inst. Sh.	90,146	11,838	29,130	72,854	1,334,684	(90,088)	42,184	(31,107)
Rational/Pier 88 Convertible Securities Fund CL. I	138,101	16,006	38,430	115,677	1,204,196	(173,062)	7,722	(39,995)
Total	577,707	97,717	243,119	592,462	6,272,305	(544,158)	163,870	(67,854)

(4)	INVESTMENT TRANSACTIONS

For the six months ended June 30, 2022, aggregate purchases and proceeds from sales of investment securities (excluding short-term investments) for the Funds were as follows:

Fund	Purchases	Sales
Equity Armor	$113,518,738	$111,092,197
Tactical Return	—	—
Dynamic Brands	73,349,366	99,978,981
Strategic Allocation	1,163,351	2,669,637
ReSolve Adaptive	—	—
Pier 88	85,324,759	80,390,043
Special Situations	181,731,504	106,460,825
Inflation Growth	2,018,359	213,833

(5)	INVESTMENT RISK

In accordance with its investment objectives and through its exposure to the managed futures programs, each of Equity Armor, Strategic Allocation, ReSolve Adaptive and Inflation Growth may have increased or decreased exposure to one or more of the following risk factors defined below:

Commodity Risk - Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Foreign Exchange Rate Risk - Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk - Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

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June 30, 2022	SEMI-ANNUAL REPORT

Volatility Risk - Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

In accordance with its investment objectives and through its exposure to options, Tactical Return and Equity Armor may have increased or decreased exposure to Option Risk factors defined below:

Options Risk - Tactical Return and Equity Armor are subject to equity price risks in the normal course of pursuing their investment objective and may purchase or sell options. The seller (writer) of a call option which is covered (e.g., the writer holds the underlying security) assumes the risk of a decline in the market price of an underlying security below the purchase price of an underlying security less the premium received and gives up the opportunity for gain on the underlying security above the exercise price of the option. The seller of an uncovered call option assumes the risk of a theoretical unlimited increase in the market price of an underlying security above the exercise price of the option. The securities necessary to satisfy the exercise of the call option may be unavailable for purchase except at much higher prices. Purchasing securities to satisfy the exercise of the call option can itself cause the price of securities to rise further, sometimes by a significant amount, thereby exacerbating the loss. The buyer of a call option assumes the risk of losing its entire premium invested in the call option. The seller (writer) of a put option which is covered (e.g., the writer has a short position in the underlying security) assumes the risk of an increase in the market price of the underlying security above the sales price (in establishing the short position) of the underlying security plus the premium received and gives up the opportunity for gain on the underlying security below the exercise price of the option. The seller of an uncovered put option assumes the risk of a decline in the market price of the underlying security below the exercise price of the option. The buyer of a put option assumes the risk of losing his entire premium invested in the put option.

Activist Strategies Risk - As part of Special Situation’s principal investment strategy, the Sub-Advisor seeks to identify “special situations” where it can seek to remedy legal, technical or structural issues it has identified in the securities held by the Fund through activist strategies, including through litigation or the threat of litigation. Such activist strategies may not be successful and may have a negative impact on the Fund, including causing the Fund to incur legal related costs and expenses and portfolio turnover if the Sub-Advisor determines to sell such securities.

Please refer to the Funds’ prospectus for a full listing of risks associated with these investments.

(6)	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by each Fund for federal income tax purposes (including options written), and its respective gross unrealized appreciation and depreciation at June 30, 2022, were as follows:

		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation/
	Cost	Appreciation	Depreciation	(Depreciation)
Equity Armor	$65,538,357	$2,728,422	$(4,869,213)	$(2,140,791)
Tactical Return	202,420,176	27,123,259	(70,146)	27,053,113
Dynamic Brands	58,301,594	4,363,164	(9,614,198)	(5,251,034)
Strategic Allocation	6,763,893	134,567	(353,248)	(218,681)
ReSolve Adaptive	150,236,752	2,618,153	(4,661,855)	(2,043,702)
Pier 88	120,309,572	2,625,740	(7,156,804)	(4,531,064)
Special Situations	837,074,980	21,941,683	(69,112,773)	(47,171,090)
Inflation Growth	3,822,362	132,181	(472,173)	(339,992)

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CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2022	SEMI-ANNUAL REPORT

(7)	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the year or period ended December 31, 2021 and December 31, 2020 was as follows:

For fiscal year ended	Ordinary	Long-Term	Return of
December 31, 2021	Income	Capital Gains	Capital	Total
Equity Armor	$825,350	$—	$—	$825,350
Tactical Return	170,878	10,584,404	—	10,755,282
Dynamic Brands	6,465,633	3,298,116	—	9,763,749
Strategic Allocation	681,214	754,830	—	1,436,044
ReSolve Adaptive	8,865,209	—	—	8,865,209
Pier 88	5,673,975	2,900,416	—	8,574,391
Special Situations	28,362,084	—	23,176	28,385,260
Inflation Growth	15,445	17	—	15,462

For fiscal year ended	Ordinary	Long-Term	Return of
December 31, 2020	Income	Capital Gains	Capital	Total
Equity Armor	$564,193	$—	$—	$564,193
Tactical Return	1,086,680	3,391,193	—	4,477,873
Dynamic Brands	5,764,896	2,684,155	—	8,449,051
Strategic Allocation	232,735	—	18,623	251,358
ReSolve Adaptive	205,777	—	88,954	294,731
Pier 88	1,229,024	19,438	—	1,248,462
Special Situations	13,372,271	—	623,229	13,995,500

As of December 31, 2021, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Distributable Earnings/
	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	(Accumulated Deficits)
Equity Armor	$13,223	$—	$—	$(4,057,337)	$—	$10,402,310	$6,358,196
Tactical Return	59,296	—	—	(2,092,502)	—	—	(2,033,206)
Dynamic Brands	2,896,739	—	—	—	—	14,409,304	17,306,043
Strategic Allocation	132,688	235,138	—	—	—	325,476	693,302
ReSolve Adaptive	671,426	—	(603,264)	(3,406,676)	—	(173,183)	(3,511,697)
Pier 88	386,215	—	—	—	—	8,843,401	9,229,616
Special Situations	—	—	(4,159,228)	(2,802,836)	—	11,320,857	4,358,793
Inflation Growth	—	—	(49,365)	—	—	(15,835)	(65,200)

The difference between book basis and tax basis unrealized appreciation (depreciation), undistributed ordinary income (loss) and accumulated net realized gain (loss) from investments is primarily attributable to the tax deferral of losses on wash sales, mark-to-market on open futures and options 1256 contracts, and adjustments for C-Corporation return of capital distributions, grantor trusts, perpetual bonds, trust preferred securities, income on contingent convertible debt securities, and Section 305(c) deemed dividend distributions. The unrealized appreciation (depreciation) in the table above includes unrealized foreign currency losses of $(8,348) for the Resolve Adaptive Asset Allocation Fund.

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CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2022	SEMI-ANNUAL REPORT

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such late year losses as follows:

Late Year
Losses
Equity Armor	$—
Tactical Return	—
Dynamic Brands	—
Strategic Allocation	—
ReSolve Adaptive	—
Pier 88	—
Special Situations	—
Inflation Growth	49,365

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such capital losses as follows:

Post October
Losses
Equity Armor	$—
Tactical Return	—
Dynamic Brands	—
Strategic Allocation	—
ReSolve Adaptive	603,264
Pier 88	—
Special Situations	4,159,228
Inflation Growth	—

At December 31, 2021, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains along with capital loss carry forwards utilized in the current year as follows:

	Non- Expiring	Non-Expiring		Capital Loss Carry
	Short-Term	Long-Term	Total	Forwards Utilized
Equity Armor	$733,723	$3,323,614	$4,057,337	$3,004,319
Tactical Return*	303,470	1,789,032	2,092,502	92,691
Dynamic Brands	—	—	—	—
Strategic Allocation	—	—	—	743,977
ReSolve Adaptive	2,222,013	1,184,663	3,406,676	—
Pier 88	—	—	—	—
Special Situations	2,802,836	—	2,802,836	3,292,781
Inflation Growth	—	—	—	—

*	The Rational Tactical Return Fund experienced a shareholder change in ownership resulting in an annual limitation on the amount of pre-change capital loss carry forwards available to be recognized in each year. Due to IRC Section 382 limitations, utilization of these carry forwards is limited to a maximum of $92,691 per year.

During the fiscal year ended December 31, 2021, the Funds utilized tax equalization which is the use of earnings and profits distributions to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. Permanent book and tax differences, primarily attributable to the book/tax basis treatment of the use of tax equalization credits, the reclassification of prior year paydown adjustments and adjustments for the Resolve Adaptive’s wholly owned subsidiary, which has a November 30 tax year end, resulted in reclassifications for the

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CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2022	SEMI-ANNUAL REPORT

Funds for the fiscal year ended December 31, 2021 as follows:

	Paid In	Accumulated
	Capital	Earnings (Deficit)
Equity Armor	$—	$—
Tactical Return	1,369,118	(1,369,118)
Dynamic Brands	1,187,205	(1,187,205)
Strategic Allocation	34,008	(34,008)
ReSolve Adaptive	(1,677,255)	1,677,255
Pier 88	—	—
Special Situations	(1,587,910)	1,587,910
Inflation Growth	—	—

(8)	LINE OF CREDIT

Effective December 10, 2020, the Trust has a $100,000,000 uncommitted line of credit provided by U.S. Bank National Association (the “Bank”) under an agreement (the “Uncommitted Line”). Any advance under the Uncommitted Line is contemplated primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest on borrowings is payable on a monthly basis. The Uncommitted Line is not a “committed” line of credit, which is to say that the Bank is not obligated to lend money to the Funds. Accordingly, it is possible that the Funds may wish to borrow money for a temporary or emergency purpose but may not be able to do so.

During the six months ended June 30, 2022, the average amount of borrowings outstanding based on days borrowed was as follows:

	Average borrowings Largest Outstanding			Average
Fund	outstanding	balance	Interest Expense*	borrowings rate
Equity Armor	$263,875	$610,000	$191	3.25%
Dynamic Brands	560,354	3,206,000	3,339	3.30%
Strategic Allocation	105,800	108,000	51	3.50%

*	Includes interest expenses for borrowings on the line of credit and may not tie back to the Statement of Operations, which may include overdrafts fees, line of credit fees and broker interest.

(9)	UNDERLYING INVESTMENTS IN OTHER INVESTMENT COMPANIES

Each underlying fund, including each exchange -traded fund (“ETF”), is subject to specific risks, depending on the nature of the underlying fund. These risks could include liquidity risk, sector risk, foreign and related currency risk, as well as risks associated with real estate investments and commodities. Investors in the Funds will indirectly bear fees and expenses charged by the underlying investment companies in which the Funds invest in addition to the Funds’ direct fees and expenses.

The performance of Tactical Return and ReSolve Adaptive will be directly affected by the performance of the First American Government Obligations Fund, U Class. The financial statements of the First American Government Obligations Fund, including the Schedule of investments, can be found at the Securities and Exchange Commission’s (“SEC”) website www.sec.gov and should be read in conjunction with the Funds’ financial statements. As of June 30, 2022, the percentage of Tactical Return and ReSolve Adaptive’s net assets invested in the First American Government Obligations Fund were 40.0% and 92.9%, respectively.

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CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2022	SEMI-ANNUAL REPORT

(10)	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of June 30, 2022, the companies that held more than 25% of the voting securities of the Funds, and may be deemed to control each respective Fund, are as follows:

	Equity	Tactical	Strategic	ReSolve	Pier	Special	Inflation
	Armor	Return	Allocation	Adaptive	88	Situations	Growth
NFS LLC(1)	34.72%	—	93.54%	—	81.58%	—	—
Charles Schwab (1)	—	—	—	58.68%	—	26.07%	—
LPL Financial (1)	—	32.19%	—	—	—	—	—
TD Ameritrade	28.37%	—	—	—	—	—	—
Pershing	—	—	—	—	—	—	27.46%

(1)	This owner is comprised of multiple investors and accounts.

(11)	NEW ACCOUNTING PRONOUNCEMENTS

In March 2020, FASB issued ASU 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting (’‘ASU 2020-04’’). The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any of applying this ASU.

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). Rule 18f-4 imposes limits on the amount of derivatives a fund can enter into, eliminates the asset segregation framework used by funds to comply with Section 18 of the 1940 Act, treats derivatives as senior securities and requires funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. It is not currently clear what impact if any, Rule 18f-4 will have on the availability, liquidity or performance of derivatives. Management is currently evaluating the potential impact of Rule 18f-4 on the Funds. When fully implemented, Rule 18f-4 may require changes in how a Fund uses derivatives, adversely affect each Fund’s performance and increase cost related to Funds’ use of derivatives.

(12)	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

RATIONAL FUNDS
INFORMATION ABOUT YOUR FUNDS’ EXPENSES (Unaudited)

As a shareholder of the Fund(s), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below illustrates an investment of $1,000 invested at the beginning of the period 01/01/22 and held for the entire period through 06/30/22.

Actual Expenses

The first section of each table below provides information about actual account values and actual expenses. You may use the information in these sections, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of each table provides information about the hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. For more information on transactional costs, please refer to the Funds’ prospectus.

					Hypothetical
			Actual		(5% return before expenses)
	Fund’s	Beginning	Ending		Ending
	Annualized	Account Value	Account Value	Expenses Paid	Account Value	Expenses Paid
	Expense Ratio	01/01/2022	06/30/2022	During Period *	06/30/2022	During Period *
Rational Equity Armor Fund - Class A **	1.42%	$1,000.00	$886.80	$6.64	$1,017.75	$7.10
Rational Equity Armor Fund - Class C **	2.17%	1,000.00	884.20	10.14	1,014.03	10.84
Rational Equity Armor Fund - Institutional **	1.17%	1,000.00	888.80	5.48	1,018.99	5.86
Rational Tactical Return Fund - Class A **	2.35%	1,000.00	1,010.60	11.72	1,013.14	11.73
Rational Tactical Return Fund - Class C **	3.06%	1,000.00	1,029.40	15.40	1,009.62	15.25
Rational Tactical Return Fund - Institutional **	2.10%	1,000.00	992.40	10.37	1,014.38	10.49
Rational Dynamic Brands Fund - Class A	1.37%	1,000.00	642.80	5.58	1,018.00	6.85
Rational Dynamic Brands Fund - Class C	2.08%	1,000.00	640.70	8.46	1,014.48	10.39
Rational Dynamic Brands Fund - Institutional	1.10%	1,000.00	643.70	4.48	1,019.34	5.51
Rational Strategic Allocation Fund - Class A	2.57%	1,000.00	738.40	11.08	1,012.05	12.82
Rational Strategic Allocation Fund - Class C	3.34%	1,000.00	736.30	14.38	1,008.23	16.63
Rational Strategic Allocation Fund - Institutional	2.21%	1,000.00	739.80	9.53	1,013.84	11.03
Rational/ReSolve Adaptive Asset Allocation Fund - Class A	2.45%	1,000.00	1,085.20	12.67	1,012.65	12.23
Rational/ReSolve Adaptive Asset Allocation Fund - Class C	3.27%	1,000.00	1,080.90	16.87	1,008.58	16.29
Rational/ReSolve Adaptive Asset Allocation Fund - Institutional	2.26%	1,000.00	1,086.30	11.69	1,013.59	11.28
Rational Special Situations Income Fund - Class A	2.04%	1,000.00	953.40	9.88	1,014.68	10.19
Rational Special Situations Income Fund - Class C	2.75%	1,000.00	949.80	13.29	1,011.16	13.71
Rational Special Situations Income Fund - Institutional	1.78%	1,000.00	954.10	8.62	1,015.97	8.90
Rational/Pier 88 Convertible Securities Fund - Class A	1.35%	1,000.00	953.40	6.54	1,018.10	6.76
Rational/Pier 88 Convertible Securities Fund - Class C	2.10%	1,000.00	949.80	10.15	1,014.38	10.49
Rational/Pier 88 Convertible Securities Fund - Institutional **	1.17%	1,000.00	954.10	5.67	1,018.99	5.86
Rational Inflation Growth Fund - Class A	2.46%	1,000.00	953.40	11.91	1,012.60	12.28
Rational Inflation Growth Fund - Class C	3.21%	1,000.00	949.80	15.52	1,008.88	15.99
Rational Inflation Growth Fund - Institutional	2.21%	1,000.00	954.10	10.71	1,013.84	11.03

*	Expenses are equal to the Funds’ annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

**	Annualized expense ratio does not include interest expenses or dividend expenses.

RATIONAL FUNDS
LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)
June 30, 2022

The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act. The program is reasonably designed to assess and manage each Fund’s liquidity risk, taking into consideration, among other factors, the respective Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.

During the six months ended June 30, 2022, the Trust’s Liquidity Risk Management Program Committee (the “Committee”) reviewed each Fund’s investments and determined that the Funds held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Committee concluded that (i) the Funds’ liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Funds’ liquidity risk management program has been effectively implemented.

PRIVACY NOTICE

Mutual Fund & Variable Insurance Trust

Rev. June 2022

FACTS	WHAT DOES MUTUAL FUND & VARIABLE INSURANCE TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Mutual Fund & Variable Insurance Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Mutual Fund & Variable Insurance Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For our affiliates to market to you	NO	We don’t share
For non-affiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-800-253-0412

PRIVACY NOTICE

Mutual Fund & Variable Insurance Trust

What we do:
How does Mutual Fund & Variable Insurance Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Mutual Fund & Variable Insurance Trust collect my personal information?

We collect your personal information, for example, when you:

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for non-affiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies. ● Mutual Fund & Variable Insurance Trust does not share with affiliates.
Non-affiliates

Companies not related by common ownership or control. They can be financial and non-financial companies.

●     Mutual Fund & Variable Insurance Trust doesn’t share with non-affiliates so they can market to you.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Mutual Fund & Variable Insurance Trust doesn’t jointly market.

A copy of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds’ portfolios, as well as a record of how the Funds voted any such proxies during the most recent 12-month period ended June 30, is available without charge and upon request by calling 800-253-0412. This information is also available from the EDGAR database on the SEC’s website at www.sec.gov.

Funds file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

Rational Advisors, Inc., serves as Investment Advisor to the Funds.

This report is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus which contains facts concerning the Funds’ objectives and policies, management fees, expenses and other information.

Shareholder Services: 800-253-0412

Rational-SAR22

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

See Item 1.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-2 under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-Ended Management Investment Companies

Not applicable.

Item 13.	Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Mutual Fund and Variable Insurance Trust

By (Signature and Title)	/s/ Michael Schoonover
Michael Schoonover, President and Principal Executive Officer

Date	8/31/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Schoonover
Michael Schoonover, President and Principal Executive Officer

Date	08/31/2022

By (Signature and Title)	/s/ Erik Naviloff
Erik Naviloff, Treasurer and Principal Financial Officer

Date	8/31/2022